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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 9/30/07


Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 50.4%
Advertising Sales - 0.6%
           270,310    Lamar Advertising Co.*                                                                        $    13,237,081
Aerospace and Defense - 0.7%
           925,145    BAE Systems PLC**                                                                                   9,340,215
           180,580    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                7,931,074
                                                                                                                         17,271,289
Agricultural Chemicals - 4.2%
           401,495    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             42,438,021
           155,010    Syngenta A.G.                                                                                      33,425,695
           542,154    Syngenta A.G. (ADR)                                                                                23,491,533
                                                                                                                         99,355,249
Apparel Manufacturers - 0.4%
           541,800    Esprit Holdings, Ltd.                                                                               8,608,187
Athletic Footwear - 0.4%
           179,230    NIKE, Inc. - Class B                                                                               10,513,632
Audio and Video Products - 0.4%
           185,845    Sony Corp. (ADR) **                                                                                 8,931,711
Automotive - Cars and Light Trucks - 0.7%
           255,873    BMW A.G.**                                                                                         16,544,771
Beverages - Non-Alcoholic - 0.7%
            89,220    Coca-Cola Co.                                                                                       5,127,473
           168,296    PepsiCo, Inc.                                                                                      12,329,365
                                                                                                                         17,456,838
Brewery - 0.7%
           169,185    Interbrew S.A.**                                                                                   15,332,210
Building Products - Air and Heating - 0.4%
           205,605    Daikin Industries, Ltd.**                                                                           9,899,832
Computers - 1.3%
            77,710    Apple, Inc.*                                                                                       11,931,593
           373,735    Hewlett-Packard Co.                                                                                18,608,266
                                                                                                                         30,539,859
Computers - Memory Devices - 1.4%
         1,535,723    EMC Corp.                                                                                          31,943,038
Cosmetics and Toiletries - 1.7%
           587,175    Avon Products, Inc.                                                                                22,036,678
           241,460    Procter & Gamble Co.                                                                               16,984,296
                                                                                                                         39,020,974
Diversified Operations - 2.3%
         1,168,525    General Electric Co.                                                                               48,376,935
         2,736,000    Melco International Development, Ltd.                                                               5,110,795
                                                                                                                         53,487,730
E-Commerce/Services - 0.3%
           396,385    Liberty Media Corp. - Interactive*                                                                  7,614,556
Electric Products - Miscellaneous - 0.2%
            97,805    Emerson Electric Co.                                                                                5,205,182
Electronic Components - Semiconductors - 2.0%
            27,333    Samsung Electronics Company, Ltd.                                                                  17,178,353
           807,669    Texas Instruments, Inc.                                                                            29,552,609
                                                                                                                         46,730,962
Enterprise Software/Services - 1.1%
         1,145,225    Oracle Corp.*                                                                                      24,794,121
Finance - Consumer Loans - 1.2%
           579,125    SLM Corp.                                                                                          28,765,139
Finance - Credit Card - 1.6%
           645,148    American Express Co.                                                                               38,302,437
Finance - Investment Bankers/Brokers - 2.4%
           778,654    JP Morgan Chase & Co.                                                                              35,677,925
           243,065    Merrill Lynch & Company, Inc.                                                                      17,325,673
            80,360    UBS A.G. (U.S. Shares)                                                                              4,279,170
                                                                                                                         57,282,768
Finance - Mortgage Loan Banker - 1.3%
           486,415    Fannie Mae                                                                                         29,578,896
Food - Diversified - 1.9%
           212,135    Kraft Foods, Inc. - Class A                                                                         7,320,779
            80,985    Nestle S.A.                                                                                        36,387,590
                                                                                                                         43,708,369
Hotels and Motels - 1.2%
           106,928    Marriott International, Inc. - Class A                                                              4,648,160
           367,307    Starwood Hotels & Resorts Worldwide, Inc.                                                          22,313,900
                                                                                                                         26,962,060
Industrial Automation and Robotics - 0.4%
           147,420    Rockwell Automation, Inc.                                                                          10,247,164
Machinery - General Industrial - 0.4%
        11,101,755    Shanghai Electric Group Company, Ltd.                                                               8,655,059
Medical - Biomedical and Genetic - 0.4%
           144,155    Celgene Corp.*                                                                                     10,279,693
Medical - Drugs - 4.0%
           355,820    Merck & Company, Inc.                                                                              18,392,336
           143,740    Novartis A.G. (ADR)                                                                                 7,899,950
           332,541    Roche Holding A.G.                                                                                 60,308,767
            74,752    Sanofi-Aventis**                                                                                    6,328,809
                                                                                                                         92,929,862
Medical Products - 0.5%
            40,371    Nobel Biocare Holding A.G.                                                                         10,933,813
Multimedia - 1.0%
           475,750    News Corporation, Inc. - Class A                                                                   10,461,743
           723,020    Publishing & Broadcasting, Ltd.                                                                    12,635,388
                                                                                                                         23,097,131
Oil Companies - Exploration and Production - 1.5%
           580,575    EnCana Corp. (U.S. Shares)                                                                         35,908,564
Oil Companies - Integrated - 3.0%
           609,390    ConocoPhillips                                                                                     53,486,160
           179,837    Suncor Energy, Inc.                                                                                17,083,068
                                                                                                                         70,569,228
Optical Supplies - 0.2%
            38,860    Alcon, Inc. (U.S. Shares)                                                                           5,592,731
Retail - Consumer Electronics - 0.4%
            99,915    Yamada Denki Company, Ltd.**                                                                        9,891,455
Retail - Drug Store - 1.1%
           645,250    CVS/Caremark Corp.                                                                                 25,571,258
Retail - Regional Department Stores - 0.3%
           234,254    Macy's, Inc.                                                                                        7,571,089
Soap and Cleaning Preparations - 1.7%
           683,027    Reckitt Benckiser PLC**                                                                            40,131,207
Telecommunication Equipment - Fiber Optics - 0.7%
           625,286    Corning, Inc.                                                                                      15,413,300
Therapeutics - 1.1%
           613,192    Gilead Sciences, Inc.*                                                                             25,061,157
Tobacco - 1.7%
           583,290    Altria Group, Inc.                                                                                 40,556,154
Transportation - Railroad - 1.9%
           561,201    Canadian National Railway Co. (U.S. Shares)                                                        31,988,457
           102,857    Union Pacific Corp.                                                                                11,629,012
                                                                                                                         43,617,469
Web Portals/Internet Service Providers - 0.6%
           479,615    Yahoo!, Inc.*                                                                                      12,872,867
Wireless Equipment - 0.4%
           229,510    QUALCOMM, Inc.                                                                                      9,699,093
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $838,707,828)                                                                                1,179,685,185
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 6.0%
Agricultural Chemicals - 0%
   $       720,000    Mosaic Co., 6.25%, senior notes, due 12/1/16 (144A)***                                                767,700
Automotive - Cars and Light Trucks - 0.1%
         2,070,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                  2,049,300
Cable Television - 0.8%
         3,155,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09***                                      3,139,376
         3,755,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                         3,873,512
         6,410,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                         6,328,150
         4,892,628    CSC Holdings, Inc., 7.56875%, bank loan, due 3/29/13***                                             4,819,924
                                                                                                                         18,160,962
Commercial Banks - 0.2%
         4,265,000    U.S. Bank, 5.70%, subordinated notes, due 12/15/08                                                  4,285,237
Containers - Metal and Glass - 0.6%
         7,480,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                 7,592,200
         6,585,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              6,609,694
                                                                                                                         14,201,894
Diversified Financial Services - 0.1%
         2,835,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                           3,121,258
Electric - Generation - 0%
           920,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                        906,200
Electric - Integrated - 0.4%
         6,655,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                   6,578,633
           495,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                      484,275
         1,740,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                    1,682,650
           680,000    Pacificorp, 6.25%, due 10/15/37                                                                       683,196
                                                                                                                          9,428,754
Electronic Components - Semiconductors - 0.1%
         2,525,000    Amkor Technologies, Inc., 7.75%, senior notes, due 5/15/13                                          2,436,625
Finance - Auto Loans - 0.9%
           892,000    Ford Motor Credit Co., 8.11%, senior unsecured notes, due 1/13/12***                                  842,860
         3,460,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12***                                                 3,581,052
         1,415,000    Ford Motor Credit Co., 7.80%, notes, 6/1/12                                                         1,346,090
         5,700,000    Ford Motor Credit Co., 8.00%, senior unsecured notes, due 12/15/16                                  5,332,378
         2,785,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                        2,771,454
         4,860,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                           4,711,357
         1,620,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                          1,511,630
                                                                                                                         20,096,821
Finance - Investment Bankers/Brokers - 0.1%
         1,780,000    Lehman Brothers Holdings, 6.875%, subordinated notes, due 7/17/37                                   1,765,712
Food - Diversified - 0.2%
         5,315,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                       5,226,558
Food - Retail - 0.1%
           710,000    Kroger Co., 6.4%, company guaranteed notes, due 8/15/17                                               723,970
           765,000    Stater Brothers Holdings, 7.75%, company guaranteed notes, due 4/15/15                                757,350
                                                                                                                          1,481,320
Food - Wholesale/Distribution - 0.1%
         2,000,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                        2,035,000
Independent Power Producer - 0.2%
         1,050,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                     1,050,000
         2,550,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                             2,569,125
         1,195,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                             1,202,469
                                                                                                                          4,821,594
Machinery - Construction and Mining - 0.1%
         1,105,000    Atlas Copco A.B., 5.60%, bonds, due 5/22/17 (144A)++++                                              1,090,453
Medical - Hospitals - 0.3%
         2,352,225    HCA, Inc., 7.44813%, bank loan, due 11/18/13***                                                     2,301,699
         3,215,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                3,415,938
                                                                                                                          5,717,637
Non-Hazardous Waste Disposal - 0.1%
           513,223    Allied Waste Industries, Inc., 5.32%, bank loan, due 3/28/14***                                       505,207
           517,168    Allied Waste Industries, Inc., 6.65%, bank loan, due 3/28/14***                                       508,763
           206,867    Allied Waste Industries, Inc., 6.86%, bank loan, due 3/28/14***                                       203,506
            36,405    Allied Waste Industries, Inc., 6.88%, bank loan, due 3/28/14***                                        35,814
           241,345    Allied Waste Industries, Inc., 6.88%, bank loan, due 3/28/14***                                       237,423
            34,478    Allied Waste Industries, Inc., 6.89%, bank loan, due 3/28/14***                                        33,918
                                                                                                                          1,524,631
Oil Companies - Exploration and Production - 0.1%
           335,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                       347,563
         1,309,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                           1,309,000
         1,100,000    Sabine Pass L.P., 7.25%, secured notes, due 11/30/13                                                1,083,500
                                                                                                                          2,740,063
Pipelines - 0.3%
           564,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due 2/1/17                         539,795
           930,000    Kinder Morgan Energy Partners L.P., 6.00%, senior unsecured notes, due 2/1/37                         919,465
           745,000    Southern Natural Gas Co., 5.90%, notes, due 4/1/17 (144A)                                             725,030
         5,555,000    Spectra Energy Corp., 6.75%, senior notes, due 2/15/32                                              5,407,204
                                                                                                                          7,591,494
Publishing - Periodicals - 0.1%
         2,472,318    Idearc, Inc., 7.20%, bank loan, due 11/17/14***                                                     2,426,357
Rental Auto/Equipment - 0.1%
         2,887,400    Avis Budget Car Rental LLC, 6.61%, bank loan, due 4/19/12***                                        2,816,774
Retail - Regional Department Stores - 0.2%
         3,530,000    May Department Stores Co., 4.80%, unsecured notes, due 7/15/09                                      3,506,921
         1,480,190    Neiman Marcus Group, Inc., 7.44813%, bank loan, due 4/6/13***                                       1,457,365
                                                                                                                          4,964,286
Special Purpose Entity - 0.3%
         8,300,000    Dow Jones & Co, Inc.,7.625%, pass through certificates, due 6/29/12 (144A)                          8,019,875
Telecommunication Services - 0.3%
         7,710,000    Verizon Communications, Inc., 4.00%, senior unsecured notes, due 1/15/08                            7,680,818
Transportation - Railroad - 0.2%
         1,445,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                             1,432,411
         3,050,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                             3,019,137
                                                                                                                          4,451,548
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $141,509,055)                                                                               139,808,871
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.0%
         4,705,000    Fannie Mae, 5.25%, due 12/3/07                                                                      4,706,972
         1,885,000    Fannie Mae, 2.50%, due 6/15/08                                                                      1,855,700
         3,120,000    Fannie Mae, 5.25%, due 1/15/09                                                                      3,148,692
           655,000    Fannie Mae, 6.375%, due 6/15/09                                                                       675,714
         5,122,000    Fannie Mae, 4.875%, due 5/18/12                                                                     5,180,242
         4,095,000    Freddie Mac, 5.75%, due 4/15/08                                                                     4,114,021
         1,665,000    Freddie Mac, 5.75%, due 3/15/09                                                                     1,694,908
         1,565,000    Freddie Mac, 7.00%, due 3/15/10                                                                     1,658,027
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $23,086,821)                                                                        23,034,276
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 24.6%
         8,786,920    U.S. Treasury Notes, 3.625%, due 1/15/08****, #                                                     8,775,937
         3,496,000    U.S. Treasury Notes, 3.75%, due 5/15/08                                                             3,486,987
        14,433,000    U.S. Treasury Notes, 4.375%, due 11/15/08 #                                                        14,489,375
         5,326,000    U.S. Treasury Bonds, 4.75%, due 12/31/08 #                                                          5,373,849
        38,304,000    U.S. Treasury Bonds, 4.875%, due 1/31/09 #                                                         38,743,882
        19,756,000    U.S. Treasury Notes, 4.50%, due 2/15/09 #                                                          19,890,282
        15,547,000    U.S. Treasury Notes, 3.125%, due 4/15/09 #                                                         15,356,301
         1,905,000    U.S. Treasury Notes, 4.875%, due 5/15/09 #                                                          1,932,236
         1,595,000    U.S. Treasury Notes, 4.875%, due 5/31/09 #                                                          1,618,427
        16,419,000    U.S. Treasury Notes, 6.00%, due 8/15/09 #                                                          17,018,031
        10,771,000    U.S. Treasury Bonds, 4.625%, due 11/15/09 #                                                        10,910,689
        20,318,000    U.S. Treasury Notes, 4.00%, due 4/15/10 #                                                          20,319,585
         5,460,000    U.S. Treasury Notes, 4.50%, due 5/15/10 #                                                           5,528,676
         8,521,000    U.S. Treasury Notes, 3.625%, due 6/15/10 #                                                          8,445,777
         4,076,000    U.S. Treasury Notes, 5.75%, due 8/15/10 #                                                           4,264,833
           740,000    U.S. Treasury Notes, 4.25%, due 10/15/10                                                              744,683
        21,914,000    U.S. Treasury Notes, 4.50%, due 11/15/10 #                                                         22,213,608
         4,592,000    U.S. Treasury Notes, 4.375%, due 12/15/10 #                                                         4,638,995
        14,841,000    U.S. Treasury Notes, 4.50%, due 2/28/11 #                                                          15,048,537
        14,649,000    U.S. Treasury Notes, 4.875%, due 4/30/11 #                                                         15,027,808
         7,972,000    U.S. Treasury Bonds, 4.875%, due 7/31/11 #                                                          8,183,130
        14,043,000    U.S. Treasury Notes, 5.00%, due 8/15/11 #                                                          14,509,270
         3,701,000    U.S. Treasury Bonds, 4.625%, due 8/31/11 #                                                          3,766,345
         1,850,000    U.S. Treasury Notes, 4.50%, due 9/30/11 #                                                           1,874,714
         1,120,000    U.S. Treasury Bonds, 4.50%, due 11/30/11 #                                                          1,134,262
         1,356,000    U.S. Treasury Bonds, 4.625%, due 2/29/12 #                                                          1,380,047
         2,775,000    U.S. Treasury Bonds, 4.75%, due 5/31/12 #                                                           2,838,087
        26,000,000    U.S. Treasury Notes, 4.875%, due 6/30/12 #                                                         26,727,193
         2,510,000    U.S. Treasury Notes, 4.625%, due 7/31/12 #                                                          2,553,729
        24,004,000    U.S. Treasury Notes, 4.125%, due 8/31/12                                                           23,906,496
        10,800,000    U.S. Treasury Notes, 4.25%, due 8/15/14 #                                                          10,724,065
        20,539,862    U.S. Treasury Notes, 1.875%, due 7/15/15****, #                                                    19,995,884
        17,126,000    U.S. Treasury Notes, 4.25%, due 8/15/15 #                                                          16,877,142
        11,709,000    U.S. Treasury Notes, 4.50%, due 2/15/16 #                                                          11,710,827
        27,683,000    U.S. Treasury Notes, 5.125%, due 5/15/16 #                                                         28,844,384
        12,408,000    U.S. Treasury Bonds, 7.25%, due 5/15/16 #                                                          14,770,372
         3,862,743    U.S. Treasury Notes, 2.50%, due 7/15/16****                                                         3,934,567
        20,788,000    U.S. Treasury Notes, 4.875%, due 8/15/16 #                                                         21,275,229
        15,723,000    U.S. Treasury Bonds, 4.625%, due 11/15/16 #                                                        15,800,389
        10,938,000    U.S. Treasury Notes, 4.50%, due 5/15/17 #                                                          10,876,474
        33,887,000    U.S. Treasury Bonds, 4.75%, due 8/15/17                                                            34,342,373
         4,334,000    U.S. Treasury Bonds, 7.875%, due 2/15/21 #                                                          5,622,689
         9,880,000    U.S. Treasury Bonds, 7.25%, due 8/15/22 #                                                          12,350,000
        11,696,000    U.S. Treasury Bonds, 6.00%, due 2/15/26 #                                                          13,245,720
         4,406,605    U.S. Treasury Bonds, 3.375%, due 4/15/32****, #                                                     5,382,254
        19,254,000    U.S. Treasury Bonds, 4.50%, due 2/15/36 #                                                          18,253,697
           345,000    U.S. Treasury Bonds, 4.75%, due 2/15/37 #                                                             340,229
        12,124,000    U.S. Treasury Bonds, 5.00%, due 5/15/37                                                            12,436,569
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $570,612,456)                                                                     577,484,635
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.8%
        38,014,807    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                             38,014,807
         4,056,500    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                 4,056,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $42,071,307)                                                                                   42,071,307
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.2%
       380,523,130    Allianz Dresdner Daily Asset Fund + (cost $380,523,130)                                           380,523,130
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,996,510,597) - 100%                                                                $ 2,342,607,404
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Australia                                   $     12,635,388                0.5%
Belgium                                           15,332,210                0.7%
Bermuda                                            8,608,187                0.4%
Brazil                                             7,931,074                0.3%
Canada                                           133,918,958                5.7%
China                                              8,655,059                0.4%
France                                             6,328,809                0.3%
Germany                                           16,544,771                0.7%
Hong Kong                                          5,110,795                0.2%
Japan                                             28,722,998                1.2%
South Korea                                       17,178,353                0.7%
Switzerland                                      182,319,249                7.8%
United Kingdom                                    49,471,422                2.1%
United States++                                1,849,850,131               79.0%
-------------------------------------------------------------------------------
Total                                       $  2,342,607,404              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (60.9% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 10/17/07                8,500,000     $17,381,964     $  (976,964)

British Pound 2/15/08                 1,400,000       2,853,893         (46,585)

Euro 11/29/07                         9,100,000      12,991,562        (653,509)

Japanese Yen 2/15/08                390,000,000       3,451,234         (80,040)
-------------------------------------------------------------------------------
Total                                               $36,678,653     $ 1,757,098)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

****  Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
Atlas Copco A.B., 5.60%
   bonds, due 5/22/17 (144A)                          5/15/07           1,104,503      $1,090,453          0.1%
-------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $  116,400,209


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2007.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 14.0%
Aerospace and Defense - 0.1%
            40,567    Hawker Beechcraft, Inc., 5.19813%, bank loan, due 3/26/14***                                  $        39,343
            36,879    Hawker Beechcraft, Inc., 7.12875%, bank loan, due 3/26/14***                                           35,847
           440,156    Hawker Beechcraft, Inc., 7.19813%, bank loan, due 3/26/14***                                          427,832
                                                                                                                            503,022
Agricultural Operations - 0.1%
           537,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                           531,204
Auction House - Art Dealer - 0.1%
           375,912    Adesa, Inc., 7.45%, bank loan, due 10/20/13***                                                        362,992
Automotive - Cars and Light Trucks - 0.2%
           686,541    Ford Motor Co., 8.70%, bank loan, due 12/16/13***                                                     665,210
           298,500    General Motors Corp., 7.735%, bank loan, due 11/29/13***                                              289,226
                                                                                                                            954,436
Automotive - Medium and Heavy Duty Trucks - 0.2%
            25,300    Navistar International Corp., 5.17%, bank loan, due 1/19/12***                                         24,773
           158,700    Navistar International Corp., 8.60988%, bank loan, due 1/19/12***                                     155,394
           506,000    Navistar International Corp., 8.61%, bank loan, due 1/19/12***                                        495,460
                                                                                                                            675,627
Automotive - Truck Parts and Equipment - Original - 0.1%
           520,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A)                             504,400
Cable Television - 1.3%
           690,000    Charter Communications Operating LLC, 7.13%, bank loan, due 3/6/14***                                 666,423
         1,050,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                         1,066,723
         1,295,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                         1,335,871
         1,270,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                               1,254,965
         1,109,992    CSC Holdings, Inc., 7.56875%, bank loan, due 3/29/13***                                             1,093,498
                                                                                                                          5,417,480
Casino Hotels - 0.1%
            11,550    Green Valley Ranch Gaming, 7.19813%, bank loan, due 2/16/14***                                         11,195
           106,800    Green Valley Ranch Gaming, 7.19813%, bank loan, due 2/16/14***                                        103,596
           198,000    Green Valley Ranch Gaming, 7.54125%, bank loan, due 2/16/14***                                        192,060
           170,000    Seminole Hard Rock Entertainment, 8.19438%
                         secured notes, due 3/15/14 (144A)***                                                               165,963
                                                                                                                            472,814
Cellular Telecommunications - 0.2%
           755,000    Nextel Communications, Inc., 6.875%, company guaranteed notes, due 10/31/13                           758,019
Commercial Services - 0.4%
           280,000    Aramark Services, Inc., 8.50%, company guaranteed notes, due 2/1/15                                   285,600
         1,170,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                   1,184,625
                                                                                                                          1,470,225
Computer Services - 0.1%
           435,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                             452,400
Containers - Metal and Glass - 0.3%
           833,000    Owens-Brockway Glass Container, Inc., 8.875%
                         company guaranteed notes, due 2/15/09                                                              845,495
           570,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                572,138
                                                                                                                          1,417,633
Diversified Financial Services - 0.7%
         1,965,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                         1,963,151
           980,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                 951,443
                                                                                                                          2,914,594
Diversified Operations - 0.5%
           970,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                    980,913
         1,025,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                          1,038,710
                                                                                                                          2,019,623
Diversified Operations - Commercial Services - 0.1%
            13,630    Aramark Corp., 5.19813%, bank loan, due 1/27/14***                                                     13,359
           190,695    Aramark Corp., 7.19813%, bank loan, due 1/27/14***                                                    186,912
                                                                                                                            200,271
Educational Software - 0%
           149,248    Riverdeep Interactive Learning, 7.94813%, bank loan, due 12/20/13***                                  147,103
Electric - Generation - 0.4%
         1,900,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                      1,871,500
Electric - Integrated - 1.5%
           490,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                             482,210
           635,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                     627,713
         1,310,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                     1,368,705
           690,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                      657,752
           620,000    Pacificorp, 6.25%, first mortgages notes, due 10/15/37                                                619,225
         1,680,000    Southern California Edison Co., 7.625%, unsecured notes, due 1/15/10                                1,765,421
           885,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                          892,752
                                                                                                                          6,413,778
Electronic Components - Semiconductors - 0.3%
         1,370,000    National Semiconductor Corp., 5.94438%, senior unsecured notes, due 6/15/10***                      1,359,383
Energy - Alternate Sources - 0.1%
           329,175    Huish Detergents, Inc., 7.20%, bank loan, due 4/26/14***                                              308,602
Finance - Auto Loans - 0.5%
           321,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10***                                  327,480
           940,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12***                                                   972,887
           220,000    Ford Motor Credit Co., 7.80%, notes, due 6/1/12                                                       209,286
           200,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                            186,621
           330,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                            299,104
                                                                                                                          1,995,378
Finance - Consumer Loans - 0.1%
           605,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                 601,694
Finance - Other Services - 0.2%
           688,275    Pinnacle Foods Finance LLC, 7.94813%, bank loan, due 4/2/14***                                        664,619
Food - Retail - 0.3%
           385,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                     392,219
           660,000    Stater Brothers Holdings, Inc., 7.75%, senior notes, due 4/15/15 (144A)                               653,400
                                                                                                                          1,045,619
Gas - Distribution - 0.1%
           400,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                          390,500
Independent Power Producer - 0.2%
           440,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                               443,300
           440,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                               442,750
                                                                                                                            886,050
Machinery - Electrical - 0.1%
             3,270    Baldor Electric Co., 7.00%, bank loan, due 1/31/14***                                                   3,219
           272,086    Baldor Electric Co., 7.125%, bank loan, due 1/31/14***                                                267,811
                                                                                                                            271,030
Medical - Hospitals - 0.3%
           313,421    HCA, Inc., 7.44813%, bank loan, due 11/18/13***                                                       306,689
         1,000,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                1,062,500
                                                                                                                          1,369,189
Metal - Diversified - 0.2%
           750,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%
                         senior unsecured notes, due 4/1/17                                                                 819,375
Multimedia - 0.3%
           420,000    Time Warner, Inc., 6.50%, company guaranteed notes, due 11/15/36                                      405,206
           320,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16                                                        320,843
           686,534    VNU, Inc., 7.36%, bank loan, due 8/9/13***                                                            664,908
                                                                                                                          1,390,957
Non-Hazardous Waste Disposal - 0.5%
         1,075,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                   1,083,063
           805,000    Waste Management, Inc., 7.375%, senior unsubordinated notes, due 8/1/10                               852,018
                                                                                                                          1,935,081
Oil Companies - Exploration and Production - 0.8%
           130,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                       134,875
           470,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                             470,000
           795,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                       835,934
           200,000    Pemex Project Funding Master Trust, 5.75%
                         company guaranteed notes, due 2/1/22                                                               200,123
           195,000    Pemex Project Funding Master Trust, 8.625%
                         company guaranteed notes, due 2/1/22***                                                            240,521
           800,000    Sabine Pass L.P., 7.50%, secured notes, due 11/30/16                                                  788,000
           510,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                           493,301
                                                                                                                          3,162,754
Paper and Related Products - 0.2%
            57,041    Georgia-Pacific Corp., 6.94813%, bank loan, due 12/20/12***                                            55,911
            69,882    Georgia-Pacific Corp., 7.26425%, bank loan, due 12/20/12***                                            68,497
            34,941    Georgia-Pacific Corp., 7.47375%, bank loan, due 12/20/12***                                            34,249
           559,058    Georgia-Pacific Corp., 7.47375%, bank loan, due 12/20/12***                                           547,976
                                                                                                                            706,633
Pipelines - 0.9%
               679    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                                    674
         3,525,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                              3,204,024
           690,000    Spectra Energy Corp., 6.75%, senior notes, due 2/15/32                                                671,642
                                                                                                                          3,876,340
Publishing - Periodicals - 0.3%
           523,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                   558,302
           397,000    Idearc, Inc., 7.20%, bank loan, due 11/17/14***                                                       389,620
           320,000    Idearc, Inc., 8.00%, company guaranteed notes, due 11/15/16                                           319,200
                                                                                                                          1,267,122
Real Estate Management/Services - 0.2%
           182,424    Realogy Corp., 5.17%, bank loan, due 10/10/13***                                                      170,948
           675,882    Realogy Corp., 8.36%, bank loan, due 10/10/13***                                                      633,639
                                                                                                                            804,587
Reinsurance - 0.1%
           440,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                              423,391
Retail - Regional Department Stores - 0%
             1,658    Neiman Marcus Group, Inc., 7.44813%, bank loan, due 4/6/13***                                           1,633
           106,127    Neiman Marcus Group, Inc., 7.44813%, bank loan, due 4/6/13***                                         104,490
                                                                                                                            106,123
Satellite Telecommunications - 0.1%
           543,000    INTELSAT Bermuda, Ltd., 7.85866%, bank loan, due 2/1/14***                                            535,306
Savings/Loan/Thrifts - 0%
           200,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10***                                           195,396
Schools - 0.1%
           229,380    Education Management LLC, 7.125%, bank loan, due 6/1/13***                                            221,352
Special Purpose Entity - 1.0%
         3,440,000    Dow Jones & Co., Inc., 7.625%, pass through certificates, due 6/29/12 (144A)                        3,323,900
           380,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                           361,000
           535,000    Source Gas LLC, 5.90%, senior notes, due 4/1/17 (144A)++++                                            515,003
                                                                                                                          4,199,903
Specified Purpose Acquisition Company - 0%
            89,325    Solar Capital Corp., 7.35625%, bank loan, due 2/28/14***                                               87,516
Telephone - Integrated - 0.3%
         1,000,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                          972,654
           450,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                          457,831
                                                                                                                          1,430,485
Television - 0.2%
           690,000    Univision Communications, Inc., 7.61%, bank loan, due 9/29/14***                                      656,652
Transportation - Railroad - 0.1%
           270,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                               263,925
Transportation - Services - 0.1%
           490,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                             495,480
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $59,095,240)                                                                                 58,557,563
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.1%
Cable Television - 0.1%
EUR        253,980    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13**
                         (cost $325,646)                                                                                    392,906
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 13.4%
U.S. Government Agency - 13.4%
         1,003,540    Fannie Mae, 7.00%, due 9/1/14                                                                       1,038,276
           244,708    Fannie Mae, 6.50%, due 11/1/17                                                                        250,773
           676,974    Fannie Mae, 5.00%, due 11/1/18                                                                        665,450
         2,128,953    Fannie Mae, 4.50%, due 5/1/19                                                                       2,051,863
           294,387    Fannie Mae, 5.50%, due 8/1/19                                                                         294,051
           143,555    Fannie Mae, 5.50%, due 9/1/19                                                                         143,499
           481,431    Fannie Mae, 5.50%, due 9/1/19                                                                         480,882
           418,247    Fannie Mae, 4.50%, due 4/1/20                                                                         402,810
           126,168    Fannie Mae, 4.50%, due 7/1/20                                                                         121,512
           137,033    Fannie Mae, 5.00%, due 10/1/20                                                                        134,357
            66,524    Fannie Mae, 5.50%, due 12/1/20                                                                         66,395
            17,930    Fannie Mae, 5.00%, due 6/1/21                                                                          17,579
           862,972    Fannie Mae, 6.00%, due 10/1/21                                                                        874,539
         1,000,060    Fannie Mae, 5.50%, due 9/1/24                                                                         988,851
           258,221    Fannie Mae, 7.00%, due 11/1/28                                                                        268,962
           335,808    Fannie Mae, 6.50%, due 2/1/31                                                                         344,278
           562,206    Fannie Mae, 7.00%, due 2/1/32                                                                         585,592
           773,319    Fannie Mae, 6.50%, due 5/1/32                                                                         793,979
           312,068    Fannie Mae, 6.50%, due 7/1/32                                                                         319,609
         2,361,134    Fannie Mae, 6.00%, due 10/1/32                                                                      2,375,028
         2,535,070    Fannie Mae, 5.035%, due 1/1/33                                                                      2,530,517
         3,280,609    Fannie Mae, 5.50%, due 2/1/33                                                                       3,223,592
           538,259    Fannie Mae, 6.50%, due 3/1/33                                                                         551,266
         1,179,206    Fannie Mae, 4.566%, due 4/1/33                                                                      1,173,222
         1,298,559    Fannie Mae, 5.50%, due 11/1/33                                                                      1,275,555
           646,503    Fannie Mae, 5.00%, due 2/1/34                                                                         618,876
           319,871    Fannie Mae, 5.00%, due 4/1/34                                                                         305,927
         1,574,130    Fannie Mae, 5.00%, due 4/1/34                                                                       1,505,510
         2,530,100    Fannie Mae, 6.00%, due 7/1/34                                                                       2,545,401
           896,989    Fannie Mae, 6.50%, due 8/1/34                                                                         919,438
           199,997    Fannie Mae, 6.50%, due 9/1/34                                                                         205,774
           275,339    Fannie Mae, 5.50%, due 11/1/34                                                                        270,243
         2,266,735    Fannie Mae, 5.50%, due 11/1/34                                                                      2,224,786
           844,906    Fannie Mae, 4.605%, due 12/1/34                                                                       835,167
            67,157    Fannie Mae, 4.50%, due 8/1/35                                                                          62,337
           211,387    Fannie Mae, 5.00%, due 8/1/35                                                                         201,967
           284,150    Fannie Mae, 4.50%, due 12/1/35                                                                        263,756
           804,868    Fannie Mae, 5.50%, due 1/1/36                                                                         789,313
           978,343    Fannie Mae, 6.50%, due 1/1/36                                                                         996,296
           284,143    Fannie Mae, 5.50%, due 2/1/36                                                                         278,366
         1,763,178    Fannie Mae, 6.00%, due 3/1/36                                                                       1,766,114
           368,625    Fannie Mae, 6.50%, due 7/1/36                                                                         375,389
           117,597    Fannie Mae, 7.00%, due 7/1/36                                                                         121,378
           389,059    Fannie Mae, 6.00%, due 8/1/36                                                                         389,707
           698,984    Fannie Mae, 6.50%, due 8/1/36                                                                         711,810
         1,523,468    Fannie Mae, 6.50%, due 8/1/36                                                                       1,551,424
           270,556    Fannie Mae, 6.50%, due 9/1/36                                                                         275,521
         2,356,856    Fannie Mae, 5.585%, due 11/1/36                                                                     2,373,695
           615,165    Fannie Mae, 6.00%, due 1/1/37                                                                         616,190
           363,736    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                     356,906
         1,100,659    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,079,990
           654,174    Federal Home Loan Bank System, 5.713%, due 3/1/37                                                     658,015
           385,350    Freddie Mac, 5.50%, due 1/1/16                                                                        385,699
           704,275    Freddie Mac, 5.50%, due 1/1/18                                                                        704,463
           257,239    Freddie Mac, 4.00%, due 9/1/20                                                                        241,867
           144,041    Freddie Mac, 5.00%, due 12/1/20                                                                       141,230
           367,400    Freddie Mac, 5.00%, due 1/1/21                                                                        360,223
            84,183    Freddie Mac, 5.50%, due 2/1/21                                                                         83,967
           461,011    Freddie Mac, 5.50%, due 2/1/21                                                                        459,721
            44,957    Freddie Mac, 5.00%, due 3/1/21                                                                         44,079
            18,496    Freddie Mac, 5.50%, due 5/1/21                                                                         18,444
           101,966    Freddie Mac, 6.00%, due 6/1/21                                                                        103,255
           695,046    Freddie Mac, 6.00%, due 11/1/33                                                                       698,342
           992,889    Freddie Mac, 6.00%, due 2/1/34                                                                        998,116
           227,757    Freddie Mac, 3.928%, due 5/1/34                                                                       227,306
         1,501,215    Freddie Mac, 3.756%, due 7/1/34                                                                     1,489,762
           119,641    Freddie Mac, 6.50%, due 7/1/34                                                                        122,611
           325,900    Freddie Mac, 6.50%, due 7/1/34                                                                        334,129
           109,381    Freddie Mac, 6.50%, due 6/1/35                                                                        111,687
           205,935    Freddie Mac, 6.00%, due 8/1/35                                                                        206,346
           571,612    Freddie Mac, 5.50%, due 4/1/36                                                                        559,789
            10,295    Freddie Mac, 6.50%, due 6/1/36                                                                         10,482
           452,482    Freddie Mac, 5.50%, due 7/1/36                                                                        443,123
           524,572    Freddie Mac, 6.50%, due 8/1/36                                                                        534,080
           275,113    Ginnie Mae, 5.50%, due 11/15/33                                                                       266,617
           748,302    Ginnie Mae, 6.00%, due 10/20/34                                                                       752,757
           480,354    Ginnie Mae, 6.50%, due 2/20/35                                                                        490,098
           491,843    Ginnie Mae, 5.50%, due 3/15/35                                                                        485,303
         1,908,383    Ginnie Mae, 5.50%, due 3/20/35                                                                      1,876,459
           272,683    Ginnie Mae, 5.50%, due 6/15/36                                                                        268,920
            85,562    Ginnie Mae, 6.50%, due 6/15/36                                                                         87,477
           398,220    Ginnie Mae, 6.00%, due 7/15/36                                                                        400,806
                                                                                                                         56,178,891
-----------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $56,531,522)                                                                      56,178,891
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Finance - Other Services - 0.1%
            11,098    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                   574,987
Savings/Loan/Thrifts - 0.2%
            26,020    Chevy Chase Bank FSB, 8.00%                                                                           657,786
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,291,056)                                                                                   1,232,773
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 48.6%
           225,000    U.S. Treasury Notes, 4.75%, due 2/28/09                                                               227,373
        22,095,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                          22,419,531
         7,240,000    U.S. Treasury Notes, 4.625%, due 7/31/09#                                                           7,323,144
           390,000    U.S. Treasury Notes, 4.75%, due 2/15/10                                                               396,642
        39,155,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                           39,647,493
         3,615,000    U.S. Treasury Notes, 5.125%, due 6/30/11                                                            3,740,679
         6,175,000    U.S. Treasury Bonds, 4.50%, due 11/30/11                                                            6,253,632
           540,000    U.S. Treasury Notes, 4.75%, due 1/31/12                                                               552,361
        10,585,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                          10,772,714
           885,000    U.S. Treasury Notes, 4.50%, due 3/31/12                                                               895,716
         1,265,000    U.S. Treasury Notes, 4.50%, due 4/30/12#                                                            1,280,516
        26,328,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                           26,926,542
        10,615,000    U.S. Treasury Notes, 4.625%, due 7/31/12#                                                          10,799,935
         3,480,000    U.S. Treasury Notes, 4.125%, due 8/31/12                                                            3,465,864
         2,586,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                          2,598,728
         3,270,000    U.S. Treasury Notes, 4.625%, due 2/15/17#                                                           3,285,071
        17,730,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                           17,630,269
         9,721,000    U.S. Treasury Bonds, 4.75%, due 8/15/17                                                             9,851,631
         1,345,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                           1,792,213
         2,665,000    U.S. Treasury Notes, 8.875%, due 2/15/19#                                                           3,626,481
         3,770,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            4,712,500
         7,999,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            9,189,475
         2,185,000    U.S. Treasury Bonds, 4.50%, due 2/15/36#                                                            2,071,483
         3,130,000    U.S. Treasury Bonds, 4.75%, due 2/15/37                                                             3,086,718
        10,984,000    U.S. Treasury Bonds, 5.00%, due 5/15/37                                                            11,267,179
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $200,249,647)                                                                     203,813,890
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.2%
         8,803,597    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.53%                                                              8,803,597
           488,000    Janus Institutional Money Market
                          Fund - Institutional Shares, 5.45%                                                                488,000
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Total Money Markets (cost $9,291,597)                                                                                     9,291,597
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 21.4%
        89,723,195    Allianz Dresdner Daily Asset Fund+
                        (cost $89,723,195)                                                                               89,723,195
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $416,507,903) - 100%                                                                  $   419,190,815
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Belgium                                     $        392,906                0.1%
Canada                                             3,204,024                0.8%
China                                                361,000                0.1%
Spain                                                457,831                0.1%
United States++                                  414,775,054               98.9%
-------------------------------------------------------------------------------
Total                                       $    419,190,815              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (75.3% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
Euro 11/29/07                           250,000     $   356,911     $   (17,954)
-------------------------------------------------------------------------------
Total                                               $   356,911     $   (17,954)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Source Gas LLC, 5.90%
   senior notes, due 4/1/17 (144A)               4/11/07 - 9/20/07    $  532,575       $  515,003          0.1%
--------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                $  850,737

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2007.

Janus Aspen Foreign Stock Portfolio


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.7%
Advertising Agencies - 0%
               124    Interpublic Group of Companies, Inc.*                                                            $      1,287
Advertising Services - 1.5%
            28,336    WPP Group PLC                                                                                         383,757
Agricultural Chemicals - 2.7%
             3,325    Syngenta A.G.                                                                                         716,989
Apparel Manufacturers - 3.1%
            52,000    Esprit Holdings, Ltd.                                                                                 826,183
Audio and Video Products - 4.5%
            24,300    Sony Corp.                                                                                          1,178,502
Beverages - Wine and Spirits - 2.4%
            29,156    Diageo PLC                                                                                            640,608
Brewery - 1.8%
             7,021    Heineken N.V.                                                                                         460,686
Broadcast Services and Programming - 1.2%
            12,720    Grupo Televisa S.A. (ADR)                                                                             307,442
Cable Television - 3.8%
            39,796    Shaw Communications, Inc. - Class B                                                                   988,497
Cellular Telecommunications - 2.0%
           146,586    Vodafone Group PLC                                                                                    529,294
Chemicals - Diversified - 1.5%
             4,792    Akzo Nobel N.V.                                                                                       394,915
               156    Arkema*                                                                                                 9,500
                                                                                                                            404,415
Diversified Operations - 6.0%
            42,000    Hutchison Whampoa, Ltd.                                                                               449,280
             5,541    Louis Vuitton Moet Hennessy S.A.                                                                      664,184
            12,590    Smiths Group PLC                                                                                      275,336
             3,975    Tyco International, Ltd. (U.S. Shares)                                                                176,252
                                                                                                                          1,565,052
Electronic Components - Miscellaneous - 4.9%
            25,360    Koninklijke (Royal) Philips Electronics N.V.                                                        1,144,411
             3,975    Tyco Electronics, Ltd.                                                                                140,834
                                                                                                                          1,285,245
Electronic Components - Semiconductors - 0.9%
            78,058    ARM Holdings PLC                                                                                      245,922
Food - Diversified - 1.9%
             1,097    Nestle S.A.                                                                                           492,896
Food - Retail - 2.1%
             6,056    Metro A.G.                                                                                            546,055
Hotels and Motels - 0.9%
             2,803    Accor S.A.                                                                                            248,823
Insurance Brokers - 3.8%
            24,450    Willis Group Holdings, Ltd.                                                                         1,000,983
Machinery - Pumps - 2.4%
             6,941    Pfeiffer Vacuum Technology A.G.                                                                       631,396
Medical - Drugs - 3.6%
            11,433    GlaxoSmithKline PLC                                                                                   303,361
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                   647,244
                                                                                                                            950,605
Medical Products - 0.6%
             3,975    Covidien, Ltd.                                                                                        164,963
Multimedia - 2.2%
            13,856    Vivendi Universal S.A.                                                                                584,775
Oil Companies - Integrated - 3.4%
            33,354    BP PLC                                                                                                387,234
             6,272    Total S.A.                                                                                            509,909
                                                                                                                            897,143
Property and Casualty Insurance - 8.2%
            26,400    Millea Holdings, Inc.                                                                               1,061,976
           123,000    Nipponkoa Insurance Company, Ltd.#                                                                  1,069,891
                                                                                                                          2,131,867
Publishing - Books - 2.1%
            29,225    Reed Elsevier N.V.                                                                                    555,032
Publishing - Newspapers - 1.0%
            67,969    Independent News & Media PLC                                                                          252,936
Retail - Consumer Electronics - 1.3%
             3,400    Yamada Denki Company, Ltd.                                                                            336,596
Rubber/Plastic Products - 1.0%
            15,000    Tenma Corp.                                                                                           258,076
Semiconductor Equipment - 1.0%
             8,108    ASML Holding N.V.*                                                                                    268,779
Television - 5.0%
            92,799    British Sky Broadcasting Group PLC                                                                  1,319,435
Wireless Equipment - 6.8%
            46,600    Nokia Oyj                                                                                           1,771,352
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,576,675)                                                                                    21,945,591
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Soap and Cleaning Preparations - 0.9%
             4,809    Henkel KGaA (cost $101,008)                                                                           246,978
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 12.2%
         1,507,431    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                              1,507,431
         1,696,498    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                 1,696,498
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,203,929)                                                                                     3,203,929
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
           837,200    Allianz Dresdner Daily Asset Fund+ (cost $837,200)                                                    837,200
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,718,812) - 100%                                                                   $    26,233,698
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                            2,003,418                7.6%
Canada                                               988,497                3.8%
Finland                                            1,771,352                6.9%
France                                             2,017,191                7.6%
Germany                                            1,424,429                5.4%
Hong Kong                                            449,280                1.7%
Ireland                                              252,936                1.0%
Japan                                              4,552,285               17.4%
Mexico                                               307,442                1.2%
Netherlands                                        2,823,823               10.8%
Switzerland                                        1,209,885                4.6%
United Kingdom                                     4,084,947               15.5%
United States++                                    4,348,213               16.5%
-------------------------------------------------------------------------------
Total                                       $     26,233,698              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (1.1% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.7%
Aerospace and Defense - 1.0%
         1,253,280    BAE Systems PLC                                                                               $    12,653,049
Agricultural Chemicals - 11.2%
           242,915    Monsanto Co.                                                                                       20,827,532
           708,950    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             74,936,015
           209,592    Syngenta A.G.                                                                                      45,195,526
                                                                                                                        140,959,073
Agricultural Operations - 1.9%
           227,427    Bunge, Ltd.                                                                                        24,437,031
Audio and Video Products - 2.0%
           533,682    Sony Corp. (ADR)                                                                                   25,648,757
Casino Hotels - 7.5%
            46,470    Harrah's Entertainment, Inc.                                                                        4,039,637
           675,495    Las Vegas Sands Corp. *, #                                                                         90,124,543
                                                                                                                         94,164,180
Computers - 9.5%
           266,320    Apple, Inc.*                                                                                       40,890,773
           805,910    Research In Motion, Ltd. (U.S. Shares)*                                                            79,422,430
                                                                                                                        120,313,203
Cosmetics and Toiletries - 3.0%
           533,215    Procter & Gamble Co.                                                                               37,506,343
Diversified Minerals - 4.1%
         1,520,400    Companhia Vale do Rio Doce (ADR) #                                                                 51,587,172
Entertainment Software - 0.8%
           177,157    Electronic Arts, Inc.*                                                                              9,919,020
Finance - Investment Bankers/Brokers - 7.6%
           157,740    Bear Stearns Companies, Inc.                                                                       19,372,049
           190,295    Goldman Sachs Group, Inc.                                                                          41,244,538
           191,567    Lehman Brothers Holdings, Inc.                                                                     11,825,431
           320,227    Merrill Lynch & Company, Inc.                                                                      22,825,781
                                                                                                                         95,267,799
Medical - Biomedical and Genetic - 6.0%
           809,912    Celgene Corp.*                                                                                     57,754,825
           226,545    Genentech, Inc.*                                                                                   17,675,041
                                                                                                                         75,429,866
Medical - Drugs - 2.1%
           148,354    Roche Holding A.G.                                                                                 26,905,094
Medical Instruments - 5.0%
           272,720    Intuitive Surgical, Inc.*                                                                          62,725,600
Oil Companies - Exploration and Production - 3.9%
           138,837    Apache Corp.                                                                                       12,503,660
           146,987    EOG Resources, Inc.                                                                                10,631,570
           402,640    Occidental Petroleum Corp.                                                                         25,801,171
                                                                                                                         48,936,401
Oil Companies - Integrated - 5.8%
           478,992    ConocoPhillips                                                                                     42,041,128
           476,130    Hess Corp.                                                                                         31,676,929
                                                                                                                         73,718,057
Oil Refining and Marketing - 1.0%
           186,435    Valero Energy Corp.                                                                                12,524,703
Optical Supplies - 2.2%
           194,411    Alcon, Inc. (U.S. Shares)                                                                          27,979,631
Retail - Apparel and Shoe - 1.0%
           180,479    Industria de Diseno Textil S.A.                                                                    12,161,283
Retail - Major Department Stores - 0.7%
           135,710    J.C. Penney Company, Inc.                                                                           8,599,943
Soap and Cleaning Preparations - 1.4%
           291,135    Reckitt Benckiser PLC                                                                              17,105,618
Super-Regional Banks - 3.5%
         1,257,177    Wells Fargo & Co.                                                                                  44,780,645
Therapeutics - 2.6%
           796,330    Gilead Sciences, Inc.*                                                                             32,546,007
Web Portals/Internet Service Providers - 4.9%
           108,684    Google, Inc. - Class A*                                                                            61,653,173
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $626,194,165)                                                                                1,117,521,648
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 7.4%
        93,601,794    Janus Institutional Cash Management Fund - Institutional Shares, 5.53% (cost $93,601,794)          93,601,794
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.9%
        49,218,725    Allianz Dresdner Daily Asset Fund + (cost $49,218,725)                                             49,218,725
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $769,014,684) - 100%                                                                  $ 1,260,342,167
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $     24,437,031                1.9%
Brazil                                            51,587,172                4.1%
Canada                                           154,358,445               12.3%
Japan                                             25,648,757                2.0%
Spain                                             12,161,283                1.0%
Switzerland                                      100,080,251                7.9%
United Kingdom                                    29,758,667                2.4%
United States ++                                 862,310,561               68.4%
-------------------------------------------------------------------------------
Total                                       $  1,260,342,167              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (57.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Fundamental Equity Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.5%
Advertising Sales - 1.1%
             7,045    Clear Channel Outdoor Holdings, Inc.*,#                                                       $       179,648
Aerospace and Defense - 2.6%
             2,615    Boeing Co.                                                                                            274,549
             2,890    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                  126,929
                                                                                                                            401,478
Agricultural Operations - 0.6%
             2,765    Archer-Daniels-Midland Co.                                                                             91,466
Building and Construction - Miscellaneous - 0.3%
             2,875    Insituform Technologies, Inc.*                                                                         43,786
Cable Television - 0.4%
             2,275    Comcast Corp. - Class A*                                                                               55,010
Coal - 0.8%
             2,625    Peabody Energy Corp.**                                                                                125,659
Commercial Banks - 1.8%
             7,070    Commerce Bancorp, Inc.                                                                                274,175
Commercial Services - Finance - 0.8%
             6,020    Western Union Co.                                                                                     126,239
Computers - 1.0%
               325    Apple, Inc.*                                                                                           49,901
             3,875    Dell, Inc.*                                                                                           106,950
                                                                                                                            156,851
Computers - Integrated Systems - 0.3%
             5,850    Bank Tec (144A)*,+++,++++                                                                              46,800
Computers - Memory Devices - 2.5%
            18,450    EMC Corp.**                                                                                           383,760
Cosmetics and Toiletries - 1.9%
             4,280    Procter & Gamble Co.                                                                                  301,055
Diversified Operations - 3.4%
            13,006    General Electric Co.**                                                                                538,448
Electronic Components - Semiconductors - 4.9%
             9,555    Advanced Micro Devices, Inc.*,#                                                                       126,126
             3,827    NVIDIA Corp.*                                                                                         138,690
               163    Samsung Electronics Company, Ltd.                                                                     102,443
            14,425    Spansion, Inc. - Class A*                                                                             121,891
             7,570    Texas Instruments, Inc.                                                                               276,986
                                                                                                                            766,136
Electronic Forms - 1.7%
             6,125    Adobe Systems, Inc.*,**                                                                               267,418
Energy - Alternate Sources - 2.2%
               970    First Solar, Inc.*                                                                                    114,208
             2,880    JA Solar Holdings Company, Ltd. (ADR)*                                                                129,455
             2,635    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                         105,137
                                                                                                                            348,800
Enterprise Software/Services - 1.6%
            11,335    Oracle Corp.*                                                                                         245,403
Entertainment Software - 0.9%
             2,560    Electronic Arts, Inc.*                                                                                143,334
Filtration and Separations Products - 0.3%
             1,140    Pall Corp.                                                                                             44,346
Finance - Credit Card - 0.9%
             2,410    American Express Co.                                                                                  143,082
Finance - Investment Bankers/Brokers - 9.5%
             7,846    Citigroup, Inc.**                                                                                     366,173
            18,770    E*TRADE Financial Corp.*                                                                              245,136
             9,740    JP Morgan Chase & Co.                                                                                 446,286
             4,960    Merrill Lynch & Company, Inc.                                                                         353,549
             2,845    MF Global, Ltd.*                                                                                       82,505
                                                                                                                          1,493,649
Finance - Mortgage Loan Banker - 2.2%
             5,640    Fannie Mae                                                                                            342,968
Finance - Other Services - 0.7%
               795    Nymex Holdings, Inc.                                                                                  103,493
Food - Canned - 0.6%
             3,605    TreeHouse Foods, Inc.*                                                                                 97,515
Food - Retail - 0.7%
             2,270    Whole Foods Market, Inc.#                                                                             111,139
Forestry - 1.0%
             2,135    Weyerhaeuser Co.*                                                                                     154,361
Gold Mining - 1.5%
             5,785    Barrick Gold Corp. (U.S. Shares)                                                                      233,020
Instruments - Controls - 0.5%
             2,295    Watts Water Technologies, Inc. - Class A                                                               70,457
Investment Management and Advisory Services - 0.6%
             3,475    Blackstone Group L.P.*,#                                                                               87,153
Machinery - Construction and Mining - 0.8%
             1,580    Caterpillar, Inc.                                                                                     123,919
Medical - Biomedical and Genetic - 1.6%
             3,600    Celgene Corp.*,**                                                                                     256,716
Medical - Drugs - 4.7%
             7,485    Merck & Company, Inc.                                                                                 386,899
             1,947    Roche Holding A.G.                                                                                    353,103
                                                                                                                            740,002
Medical - HMO - 2.1%
             5,160    Coventry Health Care, Inc.*                                                                           321,004
Medical Products - 0.4%
               255    Nobel Biocare Holding A.G.                                                                             69,063
Multi-Line Insurance - 0.9%
             2,080    American International Group, Inc.                                                                    140,712
Multimedia - 0.7%
             4,880    News Corporation, Inc. - Class B                                                                      114,143
Non-Hazardous Waste Disposal - 0.3%
             1,350    Waste Management, Inc.                                                                                 50,949
Oil - Field Services - 0.8%
             3,180    Halliburton Co.                                                                                       122,112
Oil and Gas Drilling - 0.6%
               880    Transocean, Inc. (U.S. Shares)*                                                                        99,484
Oil Companies - Exploration and Production - 3.3%
             2,075    Apache Corp.                                                                                          186,875
             3,525    EnCana Corp. (U.S. Shares)**                                                                          218,021
             1,475    EOG Resources, Inc.**                                                                                 106,687
                                                                                                                            511,583
Oil Companies - Integrated - 8.5%
             1,640    ConocoPhillips                                                                                        143,943
             3,195    Exxon Mobil Corp.**                                                                                   295,729
             5,925    Hess Corp.                                                                                            394,189
             2,890    Marathon Oil Corp.**                                                                                  164,788
             3,437    Suncor Energy, Inc.                                                                                   326,487
                                                                                                                          1,325,136
Oil Refining and Marketing - 2.1%
             4,961    Valero Energy Corp.**                                                                                 333,280
Pharmacy Services - 0.7%
             2,025    Express Scripts, Inc. - Class A*                                                                      113,036
Retail - Apparel and Shoe - 1.2%
             3,955    Nordstrom, Inc.                                                                                       185,450
Retail - Consumer Electronics - 0.7%
             2,262    Best Buy Company, Inc.                                                                                104,097
Retail - Drug Store - 2.3%
             8,925    CVS/Caremark Corp.**                                                                                  353,698
Retail - Jewelry - 1.3%
             3,935    Tiffany & Co.**                                                                                       205,997
Retail - Major Department Stores - 0.9%
             2,160    J.C. Penney Company, Inc.                                                                             136,879
Software Tools - 0.8%
             1,395    VMware, Inc.*                                                                                         118,575
Steel - Producers - 2.0%
            14,879    Tata Steel, Ltd.                                                                                      317,635
Telecommunication Equipment - Fiber Optics - 1.5%
             9,350    Corning, Inc.                                                                                         230,478
Therapeutics - 0.6%
             2,260    Gilead Sciences, Inc.*                                                                                 92,366
Transportation - Railroad - 1.1%
             3,005    Canadian National Railway Co. (U.S. Shares)                                                           171,285
Water - 1.5%
             2,150    American States Water Co.                                                                              83,850
             2,875    Aqua America, Inc.                                                                                     65,205
             2,315    California Water Service Group                                                                         89,104
                                                                                                                            238,159
Water Treatment Services - 0.0%
               520    Basin Water, Inc.*                                                                                      6,152
Web Portals/Internet Service Providers - 2.0%
            11,615    Yahoo!, Inc.*                                                                                         311,747
Wireless Equipment - 0.8%
               530    American Tower Corp. - Class A*                                                                        23,076
             2,715    Nokia Oyj (ADR)**                                                                                     102,980
                                                                                                                            126,056
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $11,263,228)                                                                                    14,296,362
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.4%
                29    ConocoPhillips (LEAPS)
                      expires January 2009
                      exercise price $70.00                                                                                  65,685
                47    CVS/Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                  47,470
                18    J.C. Penney Company, Inc. (LEAPS)
                      expires January 2010
                      exercise price $70.00                                                                                  19,800
                28    Nordstrom, Inc. (LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                                  41,160
                13    Procter & Gamble Co.
                      expires January 2008
                      exercise price $70.00                                                                                   3,952
                25    Procter & Gamble Co. (LEAPS)
                      expires January 2009
                      exercise price $65.00                                                                                  25,520
                28    Texas Instruments, Inc. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                  22,266
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $191,276)                                                                    225,583
===================================================================================================================================
Money Markets - 4.3%
           465,362    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                                465,362
           203,250    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                   203,250
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $668,612)                                                                                         668,612
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.8%
           433,075    Allianz Dresdner Daily Asset Fund + (cost $433,075)                                                   433,075
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,556,191) - 100%                                                                   $    15,623,632
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)
                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $         82,505                0.5%
Brazil                                               126,929                0.8%
Canada                                               948,813                6.1%
Cayman Islands                                       204,621                1.3%
China                                                129,455                0.8%
Finland                                              102,980                0.7%
India                                                317,635                2.0%
South Korea                                          102,443                0.7%
Switzerland                                          422,166                2.7%
United States ++                                  13,186,085               84.4%
-------------------------------------------------------------------------------
Total                                       $     15,623,632              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities 77.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
Euro 11/29/07                            40,000     $    57,106     $    (2,873)
-------------------------------------------------------------------------------
Total                                               $    57,106     $    (2,873)


Schedule of Written Options - Calls                                       Value
      Adobe Systems, Inc.
         expires October 2007
         61 contracts
         exercise price $52.50 .................................    $      (305)
      Celgene Corp.
         expires January 2008
         31 contracts
         exercise price $85.00 .................................    $    (4,030)
      EOG Resources, Inc.
         expires January 2008
         12 contracts
         exercise price $100.00 ................................    $      (180)
      Marathon Oil Corp.
         expires January 2008
         24 contracts
         exercise price $70.00 .................................    $    (2,040)
      Peabody Energy Corp.
         expires January 2008
         25 contracts
         exercise price $80.00 .................................    $      (125)
      Tiffany and Co.
         expires November 2007
         38 contracts
         exercise price $60.00 .................................    $    (2,090)
      Valero Energy Corp.
         expires January 2008
         25 contracts
         exercise price $100.00 ................................    $      (125)
Total Written Options - Calls
         (Premiums received $25,348) ...........................    $    (8,895)

Total Return Swaps outstanding at September 30, 2007

                                                                                                                Unrealized
                                 Notional  Return Paid          Return Received                                 Appreciation/
Counterparty                     Amount    by the Portfolio     by the Portfolio             Termination Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                   $11,134  1- month S&P 500 Index   1-month Fannie Mae
                                           plus LIBOR               plus LIBOR
                                           minus 5 basis points     plus 20 basis points             7/24/2008       $(1,376)
Morgan Stanley Capital Services     1,598  1- month S&P 500 Index   1-month Microsoft Corp.
                                           plus Federal Funds rate  plus Federal Funds rate
                                                                    plus 25 basis points             7/24/2008            353
                                     (706) 1- month S&P 500 Index   1-month Hewlett Packard
                                           plus Federal Funds rate  plus Federal Funds rate
                                                                    plus 25 basis points              9/4/2008           (595)
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $(1,618)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


+++   Schedule of Fair Valued Securities (as of September 30, 2007)

                                                                Value as a % of
                                                                  Investment
                                                     Value        Securities
-------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Bank Tec (144A)                                    $  46,800                0.3%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Bank Tec (144A)+++                                    6/20/07         $  46,800        $  46,800           0.3%
--------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                          $  1,294,330

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.8%
Agricultural Chemicals - 2.5%
             3,688    Syngenta A.G.**                                                                               $       795,265
Chemicals - Diversified - 2.4%
             9,450    Bayer A.G.**                                                                                          750,492
Dental Supplies and Equipment - 0.4%
             3,097    Osstem Implant Company, Ltd.*                                                                         128,802
Diagnostic Kits - 1.5%
             3,800    Dade Behring Holdings, Inc.                                                                           290,130
             1,735    IDEXX Laboratories, Inc.*                                                                             190,139
                                                                                                                            480,269
Dialysis Centers - 1.0%
             5,766    Fresenius Medical Care A.G. & Co.**                                                                   306,650
Diversified Operations - 0.5%
            27,617    Max India, Ltd.                                                                                       168,620
Drug Delivery Systems - 1.9%
            14,415    Hospira, Inc.*                                                                                        597,502
Medical - Biomedical and Genetic - 16.8%
            28,190    Acorda Therapeutics, Inc.*                                                                            517,287
             9,105    Alexion Pharmaceuticals, Inc.*                                                                        593,190
             5,741    AMAG Pharmaceuticals, Inc.*,#                                                                         328,385
            10,030    Amgen, Inc.*                                                                                          567,397
            12,980    Celgene Corp.*                                                                                        925,603
            13,184    Cougar Biotechnology, Inc.*                                                                           336,192
            16,860    Exelixis, Inc.*                                                                                       178,547
            37,480    Fibrogen, Inc.*,+++,++++                                                                              281,100
             6,205    Genentech, Inc.*                                                                                      484,114
             9,310    Genzyme Corp.*                                                                                        576,848
             5,870    Millipore Corp.*                                                                                      444,946
                                                                                                                          5,233,609
Medical - Drugs - 25.6%
            11,960    Abraxis Bioscience, Inc.*,#                                                                           273,047
            19,680    Achillion Pharmaceuticals, Inc.*                                                                      126,739
             7,790    Array BioPharma, Inc.*                                                                                 87,482
             4,770    Biodel, Inc.*                                                                                          81,281
               500    Cubist Pharmaceuticals, Inc.*,#                                                                        10,565
            11,050    Eli Lilly and Co.                                                                                     629,077
            14,860    K-V Pharmaceutical Co. - Class A*                                                                     424,996
            22,845    Merck & Company, Inc.                                                                               1,180,857
             2,830    Merck KGaA**                                                                                          345,357
            14,374    Novartis A.G.**                                                                                       793,410
            15,255    OSI Pharmaceuticals, Inc.*,#                                                                          518,517
             6,471    Roche Holding A.G.**                                                                                1,173,564
             3,486    Sanofi-Aventis**                                                                                      295,139
            18,580    Schering-Plough Corp.                                                                                 587,685
             9,540    Shire PLC (ADR)**                                                                                     705,769
             5,085    Takeda Pharmaceutical Company, Ltd.                                                                   357,743
             8,760    Wyeth                                                                                                 390,258
                                                                                                                          7,981,486
Medical - Generic Drugs - 0.5%
             8,980    Pharmstandard (GDR) (144A)*                                                                           140,762
Medical - HMO - 4.8%
            13,842    Coventry Health Care, Inc.*                                                                           861,111
             8,165    WellPoint, Inc.*                                                                                      644,382
                                                                                                                          1,505,493
Medical - Nursing Homes - 1.8%
             8,805    Manor Care, Inc.                                                                                      567,042
Medical Instruments - 2.7%
             7,850    Medtronic, Inc.                                                                                       442,818
             8,785    St. Jude Medical, Inc.*                                                                               387,155
                                                                                                                            829,973
Medical Products - 1.2%
             1,109    Nobel Biocare Holding A.G.**                                                                          300,354
            10,395    Xtent, Inc.*                                                                                           88,358
                                                                                                                            388,712
Optical Supplies - 2.2%
             4,735    Alcon, Inc. (U.S. Shares)**                                                                           681,461
Pharmacy Services - 3.4%
             9,630    Express Scripts, Inc. - Class A*                                                                      537,547
             5,910    Medco Health Solutions, Inc.*                                                                         534,205
                                                                                                                          1,071,752
Physician Practice Management - 1.8%
             8,635    Pediatrix Medical Group, Inc.*                                                                        564,902
REIT - Health Care - 0.5%
             3,890    Ventas, Inc.                                                                                          161,046
REIT - Office Property - 1.0%
             3,330    Alexandria Real Estate Equities, Inc.                                                                 320,546
Respiratory Products - 1.2%
             7,810    Respironics, Inc.*                                                                                    375,114
Retail - Drug Store - 3.8%
            28,065    CVS/Caremark Corp.**                                                                                1,112,216
             9,146    Drogasil S.A.                                                                                          73,837
                                                                                                                          1,186,053
Soap and Cleaning Preparations - 1.7%
             9,016    Reckitt Benckiser PLC**                                                                               529,735
Therapeutics - 12.6%
             7,840    Amylin Pharmaceuticals, Inc.*,#                                                                       392,000
            20,720    BioMarin Pharmaceutical, Inc.*,#                                                                      515,928
            24,420    Gilead Sciences, Inc.*                                                                                998,046
            18,000    MannKind Corp.*,#                                                                                     174,240
            23,335    MGI Pharma, Inc.*                                                                                     648,246
            13,560    Onyx Pharmaceuticals, Inc.*,#                                                                         590,131
             4,610    Theravance, Inc.*                                                                                     120,275
             6,835    United Therapeutics Corp.*,#                                                                          454,801
                                                                                                                          3,893,667
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $21,175,073)                                                                                    28,658,953
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.2%
Medical - Biomedical and Genetic - 0.1%
               876    Cougar Biotechnology, Inc.+++,++++                                                                     22,338
Medical - Generic Drugs - 0.7%
           267,733    Mediquest Therapeutics+++,++++                                                                        240,959
Medical Instruments - 0.4%
            14,375    GMP Companies, Inc.+++,++++                                                                           126,788
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $287,681)                                                                                       390,085
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Medical - Generic Drugs - 0.1%
            64,229    Mediquest Therapeutics - expires 6/15/11+++,++++                                                       19,269
Medical Instruments - 0%
             1,195    GMP Companies, Inc. - expires 6/1/11+++,++++                                                            5,557
             6,978    GMP Companies, Inc. - expires 6/1/11+++,++++                                                           12,211
                                                                                                                             17,768
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $0)                                                                                                     37,037
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.4%
           177,000    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                                177,000
           258,000    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                   258,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $435,000)                                                                                         435,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.2%
         1,949,130    Allianz Dresdner Daily Asset Fund+ (cost $1,949,130)                                                1,949,130

-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.7)%
Physical Therapy and Rehabilitation Centers - (0.7)%
            12,025    HEALTHSOUTH Corp.* (proceeds $210,392)                                                               (210,558)
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $23,636,492) - 100%                                                                   $    31,259,647
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Brazil                                                73,837                0.2%
France                                               295,139                0.9%
Germany                                            1,402,499                4.5%
India                                                168,620                0.5%
Japan                                                357,743                1.1%
South Korea                                          128,802                0.4%
Switzerland                                        3,744,054               11.9%
United Kingdom                                     1,235,504                3.9%
United States++                                   24,064,007               76.6%
-------------------------------------------------------------------------------
Total                                       $     31,470,205              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (68.9% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                         September 30, 2007 (unaudited)

                                                                % of Securities
Country                                            Value             Sold Short
-------------------------------------------------------------------------------
United States                               $       (210,558)             100.0%
-------------------------------------------------------------------------------
Total                                       $       (210,558)             100.0%
                                            ================              =====




Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 10/17/07                   55,000     $   112,472     $    (2,053)

British Pound 2/15/08                    57,100         116,398          (1,900)

Euro 10/17/07                           195,000         278,169         (18,495)

Swiss Franc 11/29/07                    620,000         535,144         (19,886)

Swiss Franc 2/15/08                     370,000         320,879          (9,871)
-------------------------------------------------------------------------------
Total                                               $ 1,363,062     $   (52,205)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


+++   Schedule of Fair Valued Securities (as of September 30, 2007)

                                                                Value as a % of
                                                                  Investment
Janus Aspen Global Life Sciences Portfolio           Value        Securities
-------------------------------------------------------------------------------
Cougar Biotechnology, Inc.                         $  22,338                0.1%
Fibrogen, Inc.                                       281,100                1.0%
GMP Companies, Inc                                   126,788                0.4%
GMP Companies, Inc- expires 6/1/11                     5,557                0.0%
GMP Companies, Inc- expires 6/1/11                    12,211                0.0%
Mediquest Therapeutics                               240,959                0.7%
Mediquest Therapeutics- expires 6/15/11               19,269                0.1%
-------------------------------------------------------------------------------
                                                   $ 708,222                2.3%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio

Cougar Biotechnology, Inc. +++                    3/31/06 - 2/9/07   $  61,288        $  22,338           0.1%

Fibrogen, Inc.+++                                12/28/04 - 11/08/05   170,534          281,100           1.0%

GMP Companies, Inc.+++                            5/31/06 - 7/23/07    125,133          126,788           0.4%

GMP Companies, Inc. - expires 6/1/11 +++                5/31/06             --            5,557           0.0%

GMP Companies, Inc. - expires 6/1/11 +++           5/31/06 - 10/4/06        --           12,211           0.0%

Mediquest Therapeutics+++                          5/11/06 - 6/15/06    160,640         240,959           0.7%

Mediquest Therapeutics - expires 6/15/11+++        5/11/06 - 6/15/06        --           19,269           0.1%
--------------------------------------------------------------------------------------------------------------------
                                                                      $ 517,595       $ 708,222           2.2%
====================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                       $  7,014,050

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.3%
Advertising Sales - 0.6%
            23,110    Lamar Advertising Co.*                                                                        $     1,131,697
Aerospace and Defense - 0.6%
           101,598    BAE Systems PLC**                                                                                   1,025,728
Aerospace and Defense - Equipment - 1.1%
            17,310    Alliant Techsystems, Inc.*                                                                          1,891,983
Applications Software - 4.4%
            46,045    Infosys Technologies, Ltd.                                                                          2,187,542
           114,680    Red Hat, Inc.*                                                                                      2,278,692
            19,570    Salesforce.com, Inc.*,**                                                                            1,004,332
           195,991    Satyam Computer Services, Ltd.                                                                      2,194,814
                                                                                                                          7,665,380
Audio and Video Products - 2.3%
            83,200    Sony Corp.**                                                                                        4,035,037
Batteries and Battery Systems - 0.7%
           156,965    BYD Co., Ltd.                                                                                       1,172,225
Casino Services - 0.5%
            20,685    International Game Technology                                                                         891,524
Chemicals - Diversified - 1.5%
            18,800    Shin-Etsu Chemical Company, Ltd.**                                                                  1,299,713
             5,764    Wacker Chemie A.G.**                                                                                1,356,022
                                                                                                                          2,655,735
Commercial Services - Finance - 0.4%
            15,950    Bankrate, Inc.*,#                                                                                     735,614
Computer Software - 0.7%
            39,945    Omniture, Inc.*,#                                                                                   1,211,132
Computers - 6.0%
            29,845    Apple, Inc.*                                                                                        4,582,400
            67,040    Hewlett-Packard Co.                                                                                 3,337,922
            26,385    Research In Motion, Ltd. (U.S. Shares)*                                                             2,600,242
                                                                                                                         10,520,564
Computers - Memory Devices - 2.0%
           130,330    EMC Corp.*                                                                                          2,710,864
            32,840    Network Appliance, Inc.*                                                                              883,724
                                                                                                                          3,594,588
Computers - Peripheral Equipment - 1.1%
            62,128    Logitech International S.A.*                                                                        1,849,963
Consulting Services - 0.5%
            54,605    Genpact, Ltd.*                                                                                        925,555
Data Processing and Management - 0.7%
            31,545    Paychex, Inc.                                                                                       1,293,345
Decision Support Software - 0.3%
            32,480    DemandTec, Inc.*                                                                                      443,352
Electric Products - Miscellaneous - 1.2%
           120,000    Sharp Corp.**                                                                                       2,178,494
Electronic Components - Miscellaneous - 2.8%
           327,336    Hon Hai Precision Industry Company, Ltd.**                                                          2,467,810
            54,258    Koninklijke (Royal) Philips Electronics N.V.**                                                      2,448,480
                                                                                                                          4,916,290
Electronic Components - Semiconductors - 11.0%
         1,614,057    ARM Holdings PLC**                                                                                  5,085,100
            49,930    IPG Photonics Corp.*                                                                                  981,624
            27,300    MediaTek, Inc.**                                                                                      491,952
            47,795    Microchip Technology, Inc.                                                                          1,735,914
            91,455    Microsemi Corp.*                                                                                    2,549,765
           142,424    MIPS Technologies, Inc.*,#                                                                          1,125,150
             5,388    Samsung Electronics Company, Ltd.**                                                                 3,386,272
             3,438    Silicon-On-Insulator Technologies (SOITEC)*,**                                                         64,509
            80,730    SiRF Technology Holdings, Inc.*,**,#                                                                1,723,586
            15,300    Spreadtrum Communications, Inc. (ADR)*,#                                                              217,260
            50,155    Texas Instruments, Inc.**                                                                           1,835,171
                                                                                                                         19,196,303
Electronic Connectors - 0.7%
            32,550    Amphenol Corp. - Class A                                                                            1,294,188
Electronic Forms - 1.4%
            56,623    Adobe Systems, Inc.*                                                                                2,472,160
Electronic Measuring Instruments - 1.0%
            44,705    Trimble Navigation, Ltd.*                                                                           1,752,883
Energy - Alternate Sources - 6.3%
            22,660    Comverge, Inc.*,#                                                                                     744,608
            11,050    First Solar, Inc.*                                                                                  1,301,027
            87,050    JA Solar Holdings Company, Ltd. (ADR)*                                                              3,912,897
            82,262    Motech Industries, Inc.**                                                                             894,974
            28,008    Motech Industries, Inc. (GDR)(144A)**                                                                 304,668
            28,755    SunPower Corp. - Class A*,#                                                                         2,381,489
            38,345    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       1,529,966
                                                                                                                         11,069,629
Enterprise Software/Services - 4.5%
           111,210    BEA Systems, Inc.*                                                                                  1,542,483
            23,875    Concur Technologies, Inc.#                                                                            752,540
           120,365    Oracle Corp.*                                                                                       2,605,902
            42,857    SAP A.G.**                                                                                          2,507,161
            23,775    Taleo Corp.*                                                                                          604,123
                                                                                                                          8,012,209
Entertainment Software - 1.2%
            37,735    Electronic Arts, Inc.*                                                                              2,112,783
E-Services/Consulting - 1.0%
           110,340    RightNow Technologies, Inc.*,#                                                                      1,775,371
Internet Applications Software - 0.5%
            29,340    Vocus, Inc.*                                                                                          857,902
Internet Connectivity Services - 1.3%
            46,730    NDS Group PLC (ADR)*,**                                                                             2,330,892
Internet Infrastructure Software - 0.7%
            42,665    Akamai Technologies, Inc.*                                                                          1,225,765
Internet Security - 0.5%
            41,985    Symantec Corp.*                                                                                       813,669
Machinery - General Industrial - 0.7%
         1,552,000    Shanghai Electric Group Company, Ltd.                                                               1,209,957
Medical - Biomedical and Genetic - 0.6%
            16,420    Genzyme Corp.*                                                                                      1,017,383
Medical - Drugs - 0.2%
            15,645    Cubist Pharmaceuticals, Inc.*,#                                                                       330,579
Multimedia - 0.6%
            51,695    News Corporation, Inc. - Class A                                                                    1,136,773
Networking Products - 2.1%
            55,845    Cisco Systems, Inc.*                                                                                1,849,028
            49,260    Juniper Networks, Inc.*                                                                             1,803,409
                                                                                                                          3,652,437
Power Converters and Power Supply Equipment - 1.6%
            63,390    Advanced Energy Industries, Inc.*                                                                     957,189
            36,000    China High Speed Transmission Equipment Group Company, Ltd.*                                           65,117
            22,012    Suzlon Energy, Ltd.                                                                                   801,747
            11,843    Vestas Wind Systems A.S.                                                                              935,713
                                                                                                                          2,759,766
Retail - Consumer Electronics - 1.6%
            29,375    Best Buy Company, Inc.                                                                              1,351,838
            14,850    Yamada Denki Company, Ltd.**                                                                        1,470,130
                                                                                                                          2,821,968
Semiconductor Components/Integrated Circuits - 6.4%
           152,635    Actions Semiconductor Company, Ltd. (ADR)*                                                            842,545
           136,355    Cypress Semiconductor Corp.*                                                                        3,982,929
           136,980    Marvell Technology Group, Ltd.*                                                                     2,242,363
           595,522    Siliconware Precision Industries Co.**                                                              1,341,430
         1,371,562    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  2,673,348
                                                                                                                         11,082,615
Semiconductor Equipment - 4.6%
           114,762    ASM Lithography Holding N.V. (U.S. Shares)*,**                                                      3,771,079
            77,445    KLA-Tencor Corp.                                                                                    4,319,882
                                                                                                                          8,090,961
Telecommunication Equipment - 0.4%
            13,490    CommScope, Inc.*,#                                                                                    677,738
Telecommunication Equipment - Fiber Optics - 2.5%
           174,860    Corning, Inc.**                                                                                     4,310,299
Telecommunication Services - 4.5%
            91,445    Amdocs, Ltd. (U.S. Shares)*,**                                                                      3,400,840
            75,135    NeuStar, Inc. - Class A*                                                                            2,576,379
            50,160    SAVVIS, Inc.*                                                                                       1,945,205
                                                                                                                          7,922,424
Television - 0.7%
            87,469    British Sky Broadcasting Group PLC**                                                                1,243,652
Web Hosting/Design - 1.1%
            10,795    Equinix, Inc.*,#                                                                                      957,409
           130,265    Terremark Worldwide, Inc.*,#                                                                          934,000
                                                                                                                          1,891,409
Web Portals/Internet Service Providers - 1.9%
             3,355    Google, Inc. - Class A*                                                                             1,903,191
            56,455    Yahoo!, Inc.*                                                                                       1,515,252
                                                                                                                          3,418,443
Wireless Equipment - 4.3%
            66,225    Crown Castle International Corp.*                                                                   2,690,722
            28,920    Nokia Oyj (ADR)**                                                                                   1,096,936
            20,745    QUALCOMM, Inc.                                                                                        876,684
            73,155    Telefonaktiebolaget LM Ericsson (ADR)                                                               2,911,568
                                                                                                                          7,575,910
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $110,597,173)                                                                                  158,361,885
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.6%
         3,317,000    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                              3,317,000
         3,076,327    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                 3,076,327
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $6,393,327)                                                                                     6,393,327
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.1%
        10,629,971    Allianz Dresdner Daily Asset Fund + (cost $10,629,971)                                             10,629,971
-----------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Batteries and Battery Systems - 0%
            52,321    BYD Co., Ltd.+++ (cost $0)                                                                                  0
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.0)%
Computers - (0.4)%
            45,320    Palm, Inc.*                                                                                          (737,356)
Investment Companies - (0.6)%
            21,300    PowerShares QQQ                                                                                    (1,095,033)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $1,747,504)                                                                        (1,832,389)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $127,620,471) - 100%                                                                  $   175,385,183
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $      3,167,918                1.8%
Canada                                             2,600,242                1.5%
Cayman Islands                                     2,372,511                1.3%
China                                              6,512,339                3.7%
Denmark                                              935,713                0.5%
Finland                                            1,096,936                0.6%
France                                                64,509                0.0%
Germany                                            3,863,183                2.2%
Hong Kong                                             65,117                0.0%
India                                              5,184,103                2.9%
Japan                                              8,983,374                5.1%
Netherlands                                        6,219,559                3.5%
South Korea                                        3,386,272                1.9%
Sweden                                             2,911,568                1.7%
Switzerland                                        1,849,963                1.1%
Taiwan                                             8,174,182                4.6%
United Kingdom                                    13,086,212                7.4%
United States ++                                 106,743,871               60.2%
-------------------------------------------------------------------------------
Total                                       $    177,217,572              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (50.5% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                         September 30, 2007 (unaudited)

                                                                % of Securities
Country                                            Value             Sold Short
-------------------------------------------------------------------------------
United States                               $     (1,832,389)             100.0%
-------------------------------------------------------------------------------
Total                                       $     (1,832,389)             100.0%
                                            ================              =====



Schedule of Written Options - Calls                                      Value
       Salesforce.com, Inc.
          expires January 2008
          147 contracts
          exercise price $40.00 ................................    $  (195,510)

Total Written Options - Calls
          (Premiums received $105,871) .........................    $  (195,510)


Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 10/17/07                1,498,000     $ 3,063,316     $  (121,493)
Euro 11/29/07                         1,650,000       2,355,613        (118,493)
Japanese Yen 11/29/07               137,000,000       1,202,031         (47,326)
South Korean Won 10/17/07         1,270,000,000       1,389,573         (43,878)
Taiwan Dollar 10/17/07               35,000,000       1,075,450             810
-------------------------------------------------------------------------------
Total                                               $ 9,085,983     $  (330,380)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


+++   Schedule of Fair Valued Securities (as of September 30, 2007)

                                                                Value as a % of
                                                                   Investment
                                                     Value         Securities
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
BYD Co., Ltd.                                      $       0                  0%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                          $  49,833,974

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal                                                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.2%
Advertising Sales - 0.7%
            12,505    Lamar Advertising Co.*                                                                        $       612,370
Aerospace and Defense - 2.1%
            11,205    Boeing Co.                                                                                          1,176,413
            17,125    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                  752,130
                                                                                                                          1,928,543
Agricultural Operations - 0.7%
            19,249    Archer-Daniels-Midland Co.                                                                            636,757
Applications Software - 1.0%
            11,931    Infosys Technologies, Ltd.                                                                            566,827
            27,826    Satyam Computer Services, Ltd.                                                                        311,611
                                                                                                                            878,438
Automotive - Cars and Light Trucks - 0.4%
            20,430    Tata Motors, Ltd.                                                                                     398,395
Building and Construction - Miscellaneous - 0.2%
            14,520    Insituform Technologies, Inc.*,#                                                                      221,140
Cable Television - 0.3%
            11,625    Comcast Corp. - Class A*                                                                              281,093
Coal - 0.9%
            16,745    Peabody Energy Corp.                                                                                  801,583
Commercial Banks - 0.9%
            22,415    Commerce Bancorp, Inc.#                                                                               869,254
Commercial Services - Finance - 0.7%
            29,680    Western Union Co.                                                                                     622,390
Computers - 1.2%
            39,635    Dell, Inc.*                                                                                         1,093,926
Computers - Integrated Systems - 0.3%
            31,575    Bank Tec (144A)*,+++,++++                                                                             252,600
Computers - Memory Devices - 2.3%
           102,530    EMC Corp.*,**                                                                                       2,132,624
Cosmetics and Toiletries - 2.2%
            28,627    Procter & Gamble Co.                                                                                2,013,623
Dental Supplies and Equipment - 0.8%
            29,115    Align Technology, Inc.*,#                                                                             737,483
Diversified Operations - 3.4%
            65,063    General Electric Co.**                                                                              2,693,607
           243,000    Melco International Development, Ltd.                                                                 453,919
                                                                                                                          3,147,526
Electronic Components - Semiconductors - 7.3%
           106,355    Advanced Micro Devices, Inc.*,#                                                                     1,403,885
            39,607    NVIDIA Corp.*                                                                                       1,435,357
             1,055    Samsung Electronics Company, Ltd.                                                                     663,051
             3,779    Samsung Electronics Company, Ltd. (GDR)                                                             1,185,661
            85,595    Spansion, Inc. - Class A*                                                                             723,278
            34,091    Texas Instruments, Inc.                                                                             1,247,390
                                                                                                                          6,658,622
Energy - Alternate Sources - 0.8%
            17,450    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                         696,255
Entertainment Software - 1.1%
            18,840    Electronic Arts, Inc.*                                                                              1,054,852
Filtration and Separations Products - 0.2%
             5,790    Pall Corp.                                                                                            225,231
Finance - Investment Bankers/Brokers - 5.9%
            32,042    Citigroup, Inc.**                                                                                   1,495,399
           110,130    E*TRADE Financial Corp.*                                                                            1,438,298
            28,970    JP Morgan Chase & Co.                                                                               1,327,405
            11,675    MF Global, Ltd.*                                                                                      338,575
            15,950    UBS A.G. (U.S. Shares)                                                                                849,338
                                                                                                                          5,449,015
Finance - Mortgage Loan Banker - 1.7%
            25,105    Fannie Mae                                                                                          1,526,635
Food - Canned - 0.5%
            15,796    TreeHouse Foods, Inc.*                                                                                427,282
Forestry - 0.8%
             9,955    Weyerhaeuser Co.*                                                                                     719,747
Gold Mining - 1.3%
            30,710    Barrick Gold Corp. (U.S. Shares)                                                                    1,236,999
Instruments - Controls - 0.4%
            11,610    Watts Water Technologies, Inc. - Class A                                                              356,427
Investment Companies - 0.0%
             1,944    KKR Private Equity Investors L.P. (U.S. Shares)*,**                                                    37,908
Investment Management and Advisory Services - 0.5%
            18,450    Blackstone Group L.P.*,#                                                                              462,726
Machinery - Construction and Mining - 0.5%
             6,310    Caterpillar, Inc.                                                                                     494,893
Machinery - General Industrial - 0.7%
           855,640    Shanghai Electric Group Company, Ltd.                                                                 667,067
Medical - Drugs - 2.8%
            15,340    Merck & Company, Inc.                                                                                 792,925
             9,750    Roche Holding A.G.**                                                                                1,768,234
                                                                                                                          2,561,159
Medical - HMO - 1.2%
            17,410    Coventry Health Care, Inc.*                                                                         1,083,076
Medical Products - 0.4%
             1,440    Nobel Biocare Holding A.G.**                                                                          390,000
Multi-Line Insurance - 0.6%
             7,900    American International Group, Inc.                                                                    534,435
Multimedia - 0.7%
            27,450    News Corporation, Inc. - Class B                                                                      642,056
Non-Hazardous Waste Disposal - 0.2%
             5,895    Waste Management, Inc.                                                                                222,477
Oil - Field Services - 1.1%
            27,585    Halliburton Co.                                                                                     1,059,264
Oil Companies - Exploration and Production - 3.4%
             5,080    Apache Corp.                                                                                          457,505
            35,358    EnCana Corp. (U.S. Shares)**                                                                        2,186,891
             7,390    EOG Resources, Inc.                                                                                   534,519
                                                                                                                          3,178,915
Oil Companies - Integrated - 7.7%
            22,360    Exxon Mobil Corp.**                                                                                 2,069,642
            31,999    Hess Corp.                                                                                          2,128,892
            14,464    Petro-Canada                                                                                          830,109
            20,931    Suncor Energy, Inc.                                                                                 1,988,277
                                                                                                                          7,016,920
Oil Refining and Marketing - 1.2%
            16,450    Valero Energy Corp.                                                                                 1,105,111
Optical Supplies - 0.3%
             2,120    Alcon, Inc. (U.S. Shares)**                                                                           305,110
Pharmacy Services - 0.9%
            15,490    Express Scripts, Inc. - Class A*                                                                      864,652
Real Estate Operating/Development - 0.2%
            47,265    Hang Lung Properties, Ltd.                                                                            211,605
Retail - Apparel and Shoe - 1.6%
            31,176    Nordstrom, Inc.                                                                                     1,461,843
Retail - Consumer Electronics - 0.8%
            16,142    Best Buy Company, Inc.#                                                                               742,855
Retail - Drug Store - 2.5%
            57,950    CVS/Caremark Corp.**                                                                                2,296,559
Retail - Jewelry - 1.1%
            19,345    Tiffany & Co.                                                                                       1,012,711
Retail - Major Department Stores - 0.4%
             5,355    J.C. Penney Company, Inc.                                                                             339,346
Retail - Pet Food and Supplies - 0.8%
            24,310    PETsMART, Inc.                                                                                        775,489
Shipbuilding - 1.4%
            20,620    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                              1,304,949
Software Tools - 0.8%
             8,310    VMware, Inc.*                                                                                         706,350
Steel - Producers - 2.3%
            98,789    Tata Steel, Ltd.                                                                                    2,108,937
Super-Regional Banks - 1.1%
            31,080    U.S. Bancorp #                                                                                      1,011,032
Telecommunication Equipment - Fiber Optics - 0.7%
            27,946    Corning, Inc.                                                                                         688,869
Telecommunication Services - 1.7%
            67,479    Bharti Tele-Ventures, Ltd.*                                                                         1,591,956
Television - 1.6%
           106,101    British Sky Broadcasting Group PLC                                                                  1,508,566
Tobacco - 0.6%
             8,475    Altria Group, Inc.                                                                                    589,267
Toys - 1.0%
            38,495    Marvel Entertainment, Inc.*                                                                           902,323
Transportation - Services - 0.7%
             8,070    United Parcel Service, Inc. - Class B                                                                 606,057
Water - 1.3%
            10,615    American States Water Co.                                                                             413,985
            14,510    Aqua America, Inc.#                                                                                   329,087
            11,405    California Water Service Group                                                                        438,978
                                                                                                                          1,182,050
Water Treatment Services - 0.0%
             2,320    Basin Water, Inc.*                                                                                     27,446
Web Portals/Internet Service Providers - 2.6%
             1,371    Google, Inc. - Class A*                                                                               777,727
            61,535    Yahoo!, Inc.*                                                                                       1,651,600
                                                                                                                          2,429,327
Wireless Equipment - 1.9%
             5,360    American Tower Corp. - Class A*                                                                       233,374
            31,185    Nokia Oyj (ADR)**                                                                                   1,182,848
             8,805    QUALCOMM, Inc.                                                                                        372,099
                                                                                                                          1,788,321
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $60,361,895)                                                                                    78,890,437
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.2%
Metal - Diversified - 0.6%
             3,780    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                              586,278
Money Center Banks - 0.6%
               760    UBS A.G. Jersey Branch (U.S. Shares) (144A)**,++++                                                    511,503
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,138,000)                                                                                   1,097,781
-----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 4.1%
Finance - Investment Bankers/Brokers - 3.3%
           710,000    Lehman Brothers Holdings, Inc., convertible, (Archer-Daniels-Midland Co.,
                      Best Buy Company, Inc., Suntech Power Holdings Company, Ltd. (ADR)),
                      37.06%, (144A) ++++                                                                                   679,398
            28,244    Lehman Brothers Holdings, Inc., convertible, (Corning , Inc.), 10.55% (144A) ++++                     686,329
             7,355    Merrill Lynch & Co., Inc., convertible, (Apple Inc.), 11.30% (144A) ++++                            1,093,836
               771    Morgan Stanley Co., convertible, (Melco PBL Entertainment (Macau), Ltd.,
                      Spansion, Inc. - Class A, Suntech Power Holdings Company, Ltd.
                      (ADR)), 46.50%, (144A) ++++                                                                           623,323
                                                                                                                          3,082,886
Special Purpose Entity - 0.8%
           692,419    Natixis Financial Products, Inc., convertible, (Amylin Pharmaceuticals, Inc.), 9.05% @                731,181
-----------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $3,928,374)                                                                    3,814,067
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.4%
         2,004,321    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                              2,004,321
         1,174,347    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                 1,174,347
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,178,668)                                                                                     3,178,668
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.3%
               158    ConocoPhillips (LEAPS)
                           expires January 2009
                           exercise price  $70.00                                                                           357,870
               253    CVS/Caremark Corp. (LEAPS)
                           expires January 2010
                           exercise price  $35.00                                                                           255,530
               102    J.C. Penney Company, Inc. (LEAPS)
                           expires January 2010
                           exercise price  $70.00                                                                           112,200
               154    Nordstrom, Inc. (LEAPS)
                           expires January 2010
                           exercise price  $40.00                                                                           226,380
               116    Procter & Gamble Co.
                           expires January 2008
                           exercise price  $70.00                                                                            35,264
               122    Procter & Gamble Co. (LEAPS)
                           expires January 2009
                           exercise price  $65.00                                                                           123,220
               150    Texas Instruments, Inc. (LEAPS)
                           expires January 2010
                           exercise price  $35.00                                                                           119,279

-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,045,432)                                                                1,229,743
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.8%
         4,429,268    Allianz Dresdner Daily Asset Fund + (cost $4,429,268)                                               4,429,268
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $74,081,637) - 100%                                                                   $    92,639,964
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $        338,575                0.4%
Brazil                                               752,130                0.8%
Canada                                             6,242,276                6.7%
Cayman Islands                                       696,255                0.8%
China                                                667,067                0.7%
Finland                                            1,182,848                1.3%
Hong Kong                                            665,524                0.7%
India                                              4,977,726                5.4%
Netherlands                                           37,908                0.0%
South Korea                                        3,153,661                3.4%
Switzerland                                        3,312,682                3.6%
United Kingdom                                     2,020,069                2.2%
United States ++                                  68,593,243               74.0%
-------------------------------------------------------------------------------
Total                                       $     92,639,964              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (65.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
Euro 10/17/07                            85,000     $   121,253     $    (8,062)
Euro 11/29/07                           435,000         621,025         (31,239)
Swiss Franc 11/29/07                    505,000         435,884         (16,197)
Swiss Franc 2/15/08                     390,000         338,224         (10,405)
-------------------------------------------------------------------------------
Total                                               $ 1,516,386     $   (65,903)

Total Return Swaps outstanding at September 30, 2007

                                                                                                                Unrealized
                                 Notional  Return Paid              Return Received                             Appreciation/
Counterparty                     Amount    by the Portfolio         by the Portfolio         Termination Date   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                   $42,714  1- month S&P 500 Index   1-month Fannie Mae
                                           plus LIBOR               plus LIBOR
                                           minus 5 basis points     plus 20 basis points             7/24/2008       $(8,005)
Morgan Stanley Capital Services     1,778  1- month S&P 500 Index   1-month Microsoft Corp.
                                           plus Federal Funds rate  plus Federal Funds rate
                                                                    plus 25 basis points             7/24/2008        (3,466)
                                   10,495  1- month S&P 500 Index   1-month Hewlett Packard
                                           plus Federal Funds rate  plus Federal Funds rate
                                                                    plus 25 basis points              9/4/2008         2,067
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $(9,404)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

@     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

+++   Schedule of Fair Valued Securities (as of September 30, 2007)

                                                                Value as a % of
                                                                   Investment
                                                     Value         Securities
-------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Bank Tec (144A)                                    $ 252,600                0.3%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation


++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio

Bank Tec (144A) +++                                   6/20/07        $   252,600       $  252,600          0.3%
Lehman Brothers Holdings, Inc.
   convertible, (Archer-Daniels-Midland Co.,
   Best Buy Company, Inc.,
   Suntech Power Holdings Company, Ltd. (ADR)),
   37.06% (144A)                                      5/10/07            710,000          679,398          0.7%
Lehman Brothers Holdings, Inc.
   convertible, (Corning, Inc.),
   10.55% (144A)                                       9/6/07            697,627          686,329          0.7%
Merrill Lynch & Co., Inc.
   convertible, (Apple Inc.), 11.30% (144A)           9/21/07          1,057,328        1,093,836          1.2%
Morgan Stanley Co.
   convertible, (Melco PBL Entertainment
   (Macau), Ltd.,
   Spansion, Inc. - Class A, Suntech Power
   Holdings Company, Ltd. (ADR)), 46.50% (144A)        6/7/07            771,000          623,323          0.7%
UBS A.G. Jersey Branch (U.S. Shares) (144A)           7/17/07            760,000          511,503          0.6%
--------------------------------------------------------------------------------------------------------------------
                                                                     $ 4,248,555     $  3,846,989          4.2%
====================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                          $  4,886,534

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Advertising Agencies - 0.4%
             5,300    Interpublic Group of Companies, Inc.*                                                         $        55,014
             1,300    Omnicom Group, Inc.                                                                                    62,517
                                                                                                                            117,531
Aerospace and Defense - 3.2%
             2,000    Boeing Co.                                                                                            209,980
             2,500    General Dynamics Corp.                                                                                211,175
             4,300    Lockheed Martin Corp.                                                                                 466,507
               100    Northrop Grumman Corp.                                                                                  7,800
             1,800    Raytheon Co.                                                                                          114,876
               100    Rockwell Collins, Inc.                                                                                  7,304
                                                                                                                          1,017,642
Aerospace and Defense - Equipment - 0.2%
               900    B.F. Goodrich Co.                                                                                      61,407
Agricultural Chemicals - 0.2%
               700    Monsanto Co.                                                                                           60,018
Apparel Manufacturers - 1.7%
             5,400    Coach, Inc.*                                                                                          255,258
             1,600    Polo Ralph Lauren Corp.                                                                               124,400
             1,800    VF Corp.                                                                                              145,350
                                                                                                                            525,008
Applications Software - 1.6%
             1,900    Compuware Corp.*                                                                                       15,238
            16,500    Microsoft Corp.                                                                                       486,090
                                                                                                                            501,328
Athletic Footwear - 0.5%
             2,900    NIKE, Inc. - Class B                                                                                  170,114
Audio and Video Products - 0.2%
               800    Harman International Industries, Inc.                                                                  69,216
Automotive - Medium and Heavy Duty Trucks - 0.8%
             2,800    PACCAR, Inc.                                                                                          238,700
Automotive - Truck Parts and Equipment - Original - 0.6%
             1,700    Johnson Controls, Inc.                                                                                200,787
Beverages - Non-Alcoholic - 1.3%
             3,100    Coca-Cola Co.                                                                                         178,157
             3,300    PepsiCo, Inc.                                                                                         241,758
                                                                                                                            419,915
Brewery - 0.3%
             1,100    Molson Coors Brewing Co. - Class B                                                                    109,637
Broadcast Services and Programming - 0.5%
             4,300    Clear Channel Communications, Inc.                                                                    160,992
Cable Television - 1.8%
            11,200    Comcast Corp. - Class A*                                                                              270,816
            12,200    DIRECTV Group, Inc.*                                                                                  296,216
                                                                                                                            567,032
Casino Hotels - 0.7%
             2,700    Harrah's Entertainment, Inc.                                                                          234,711
Cellular Telecommunications - 0.1%
               200    ALLTEL Corp.                                                                                           13,936
Chemicals - Diversified - 0.2%
             1,100    Dow Chemical Co.                                                                                       47,366
Chemicals - Specialty - 0.1%
               700    International Flavors & Fragrances, Inc.                                                               37,002
Coatings and Paint Products - 0.1%
               500    Sherwin-Williams Co.                                                                                   32,855
Commercial Services - 0.1%
             1,300    Convergys Corp.*                                                                                       22,568
Computer Services - 0%
               100    Cognizant Technology Solutions Corp.*                                                                   7,977
Computers - 4.2%
             3,200    Apple, Inc.*                                                                                          491,328
               300    Dell, Inc.*                                                                                             8,280
             9,700    Hewlett-Packard Co.                                                                                   482,963
             3,000    IBM Corp.                                                                                             353,400
                                                                                                                          1,335,971
Computers - Integrated Systems - 0.3%
             2,200    NCR Corp.*                                                                                            109,560
Computers - Memory Devices - 0.3%
             4,200    EMC Corp.*                                                                                             87,360
Consumer Products - Miscellaneous - 0.1%
               500    Kimberly-Clark Corp.                                                                                   35,130
Containers - Metal and Glass - 0.2%
             1,200    Ball Corp.                                                                                             64,500
Containers - Paper and Plastic - 0.1%
             1,400    Pactiv Corp.*                                                                                          40,124
Cosmetics and Toiletries - 3.8%
             2,000    Avon Products, Inc.                                                                                    75,060
             5,400    Colgate-Palmolive Co.                                                                                 385,128
             1,300    Estee Lauder Companies, Inc. - Class A                                                                 55,198
             9,927    Procter & Gamble Co.                                                                                  698,265
                                                                                                                          1,213,651
Data Processing and Management - 0.2%
             1,600    Fidelity National Information Services, Inc.                                                           70,992
Diversified Operations - 3.4%
               300    3M Co.                                                                                                 28,074
            21,800    General Electric Co.                                                                                  902,520
             2,000    Honeywell International, Inc.                                                                         118,940
               200    Ingersoll-Rand Co. - Class A                                                                           10,894
               500    Leucadia National Corp.                                                                                24,110
               100    Tyco International, Ltd.                                                                                4,434
                                                                                                                          1,088,972
E-Commerce/Products - 1.1%
             3,900    Amazon.com, Inc.*                                                                                     363,285
E-Commerce/Services - 0.3%
               100    eBay, Inc.*                                                                                             3,902
             3,300    IAC/InterActiveCorp*                                                                                   97,911
                                                                                                                            101,813
Electric - Generation - 0%
               300    AES Corp.*                                                                                              6,012
Electric - Integrated - 9.6%
             1,900    Allegheny Energy, Inc.*                                                                                99,294
             6,800    American Electric Power Company, Inc.                                                                 313,344
             6,300    CenterPoint Energy, Inc.#                                                                             100,989
             2,300    CMS Energy Corp.                                                                                       38,686
               100    Consolidated Edison, Inc.                                                                               4,630
             4,100    Constellation Energy Group, Inc.                                                                      351,739
               100    Dominion Resources, Inc.                                                                                8,430
               100    DTE Energy Co.                                                                                          4,844
             1,600    Edison International                                                                                   88,720
             4,400    Entergy Corp.                                                                                         476,476
               900    Exelon Corp.                                                                                           67,824
             4,100    FirstEnergy Corp.                                                                                     259,694
             9,300    FPL Group, Inc.                                                                                       566,185
             2,600    PG&E Corp.                                                                                            124,280
             4,100    PPL Corp.                                                                                             189,830
             1,100    Public Service Enterprise Group, Inc.                                                                  96,789
               100    Southern Co.                                                                                            3,628
             2,400    TXU Corp.                                                                                             164,328
             4,600    Xcel Energy, Inc.#                                                                                     99,084
                                                                                                                          3,058,794
Electronic Components - Semiconductors - 0.6%
             1,400    Intel Corp.                                                                                            36,204
             2,400    MEMC Electronic Materials, Inc.*                                                                      141,264
               500    Microchip Technology, Inc.                                                                             18,160
                                                                                                                            195,628
Electronic Forms - 0%
               200    Adobe Systems, Inc.*                                                                                    8,732
Electronics - Military - 0%
               100    L-3 Communications Holdings, Inc.                                                                      10,214
Engines - Internal Combustion - 0.2%
               500    Cummins, Inc.                                                                                          63,945
Enterprise Software/Services - 0.8%
               400    BMC Software, Inc.*                                                                                    12,492
            11,276    Oracle Corp.*                                                                                         244,125
                                                                                                                            256,617
Fiduciary Banks - 0.1%
               588    Bank of New York Mellon Corp.                                                                          25,954
Filtration and Separations Products - 0.4%
             3,200    Pall Corp.                                                                                            124,480
Finance - Investment Bankers/Brokers - 3.0%
             8,100    Citigroup, Inc.                                                                                       378,027
             1,700    Goldman Sachs Group, Inc.                                                                             368,458
             3,800    JP Morgan Chase & Co.                                                                                 174,116
               800    Morgan Stanley Co.                                                                                     50,400
                                                                                                                            971,001
Finance - Other Services - 0.2%
               100    CME Group, Inc.                                                                                        58,735
               100    IntercontinentalExchange, Inc.*                                                                        15,190
                                                                                                                             73,925
Food - Confectionary - 0.2%
             1,100    Wm. Wrigley Jr. Co.                                                                                    70,653
Food - Dairy Products - 0.1%
             1,600    Dean Foods Co.*                                                                                        40,928
Food - Diversified - 0.7%
               500    ConAgra Foods, Inc.                                                                                    13,065
             1,500    General Mills, Inc.                                                                                    87,015
             2,600    H.J. Heinz Co.                                                                                        120,120
               100    Kellogg Co.                                                                                             5,600
                                                                                                                            225,800
Food - Meat Products - 0.4%
             6,800    Tyson Foods, Inc. - Class A                                                                           121,380
Food - Retail - 1.8%
            11,100    Kroger Co.                                                                                            316,572
             7,600    Safeway, Inc.                                                                                         251,636
                                                                                                                            568,208
Food - Wholesale/Distribution - 0.6%
             5,200    Supervalu, Inc.                                                                                       202,852
Forestry - 0.4%
             1,800    Weyerhaeuser Co.                                                                                      130,140
Gas - Distribution - 0.5%
             2,500    Sempra Energy Co.                                                                                     145,300
Home Decoration Products - 0.1%
               500    Newell Rubbermaid, Inc.                                                                                14,410
Hotels and Motels - 0.3%
               700    Hilton Hotels Corp.                                                                                    32,543
             1,200    Marriott International, Inc. - Class A                                                                 52,164
                                                                                                                             84,707
Independent Power Producer - 0.1%
             4,900    Dynegy, Inc.*                                                                                          45,276
Instruments - Scientific - 1.6%
             1,700    PerkinElmer, Inc.                                                                                      49,657
             5,400    Thermo Fisher Scientific, Inc.*                                                                       311,688
             2,000    Waters Corp.*                                                                                         133,840
                                                                                                                            495,185
Internet Infrastructure Software - 0%
               200    Akamai Technologies, Inc.*                                                                              5,746
Internet Security - 0%
               300    VeriSign, Inc.*                                                                                        10,122
Investment Companies - 0%
               100    American Capital Strategies, Ltd.#                                                                      4,273
Investment Management and Advisory Services - 0.2%
               400    Ameriprise Financial, Inc.                                                                             25,244
               400    Franklin Resources, Inc.                                                                               51,000
                                                                                                                             76,244
Life and Health Insurance - 1.6%
             5,500    CIGNA Corp.                                                                                           293,095
                58    Lincoln National Corp.                                                                                  3,826
               100    Principal Financial Group, Inc.                                                                         6,309
             1,000    Prudential Financial, Inc.                                                                             97,580
             4,200    UnumProvident Corp.                                                                                   102,774
                                                                                                                            503,584
Machinery - Construction and Mining - 0.6%
               100    Caterpillar, Inc.                                                                                       7,843
             2,100    Terex Corp.*                                                                                          186,942
                                                                                                                            194,785
Machinery - Farm - 0.3%
               600    Deere & Co.                                                                                            89,052
Medical - Biomedical and Genetic - 0.6%
             2,500    Celgene Corp.*                                                                                        178,275
Medical - Drugs - 5.0%
             4,800    Abbott Laboratories                                                                                   257,376
             2,300    Bristol-Myers Squibb Co.                                                                               66,286
             3,000    King Pharmaceuticals, Inc.*                                                                            35,160
            17,300    Merck & Company, Inc.                                                                                 894,237
             3,500    Pfizer, Inc.                                                                                           85,505
             8,200    Schering-Plough Corp.                                                                                 259,366
               100    Wyeth                                                                                                   4,455
                                                                                                                          1,602,385
Medical - Generic Drugs - 0%
               100    Watson Pharmaceuticals, Inc.*                                                                           3,240
Medical - HMO - 0.2%
             1,000    Aetna, Inc.                                                                                            54,270
               400    UnitedHealth Group, Inc.                                                                               19,372
                                                                                                                             73,642
Medical - Nursing Homes - 0.3%
             1,300    Manor Care, Inc.                                                                                       83,720
Medical - Wholesale Drug Distributors - 0%
               100    AmerisourceBergen Corp.                                                                                 4,533
Medical Instruments - 0.1%
               300    Medtronic, Inc.                                                                                        16,923
Medical Labs and Testing Services - 0%
               100    Laboratory Corporation of America Holdings*                                                             7,823
Medical Products - 3.3%
             5,500    Baxter International, Inc.                                                                            309,540
               300    Becton, Dickinson and Co.                                                                              24,615
             3,200    Johnson & Johnson                                                                                     210,240
             4,700    Stryker Corp.                                                                                         323,172
             2,300    Zimmer Holdings, Inc.*                                                                                186,277
                                                                                                                          1,053,844
Metal - Aluminum - 0%
               100    Alcoa, Inc.                                                                                             3,912
Metal - Diversified - 0.1%
               372    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         39,019
Metal Processors and Fabricators - 1.2%
             2,600    Precision Castparts Corp.                                                                             384,748
Motorcycle and Motor Scooter Manufacturing - 0%
               200    Harley-Davidson, Inc.                                                                                   9,242
Multi-Line Insurance - 2.5%
             3,900    American International Group, Inc.                                                                    263,835
            10,100    Loews Corp.                                                                                           488,335
               800    MetLife, Inc.                                                                                          55,784
                                                                                                                            807,954
Multimedia - 1.9%
               900    McGraw-Hill Companies, Inc.                                                                            45,819
               500    Meredith Corp.                                                                                         28,650
            11,700    News Corporation, Inc. - Class A                                                                      257,283
             6,100    Time Warner, Inc.                                                                                     111,996
             4,900    Walt Disney Co.                                                                                       168,511
                                                                                                                            612,259
Networking Products - 1.8%
            14,400    Cisco Systems, Inc.*                                                                                  476,784
             3,000    Juniper Networks, Inc.*                                                                               109,830
                                                                                                                            586,614
Oil - Field Services - 0.5%
             1,400    Schlumberger, Ltd. (U.S. Shares)                                                                      147,000
               300    Smith International, Inc.                                                                              21,420
                                                                                                                            168,420
Oil and Gas Drilling - 0.2%
               200    Noble Corp. (U.S. Shares)                                                                               9,810
               400    Transocean, Inc. (U.S. Shares)*                                                                        45,220
                                                                                                                             55,030
Oil Companies - Exploration and Production - 0.2%
               800    XTO Energy, Inc.                                                                                       49,472
Oil Companies - Integrated - 6.4%
             4,365    Chevron Corp.                                                                                         408,477
             1,500    ConocoPhillips                                                                                        131,655
            14,500    Exxon Mobil Corp.                                                                                   1,342,120
               100    Hess Corp.                                                                                              6,653
             2,740    Marathon Oil Corp.                                                                                    156,235
                                                                                                                          2,045,140
Oil Field Machinery and Equipment - 0.5%
             1,000    National-Oilwell Varco, Inc.*                                                                         144,500
Oil Refining and Marketing - 0.2%
               300    Tesoro Corp.                                                                                           13,806
               700    Valero Energy Corp.                                                                                    47,026
                                                                                                                             60,832
Optical Supplies - 0.1%
               600    Bausch & Lomb, Inc.                                                                                    38,400
Paper and Related Products - 0.5%
               300    MeadWestvaco Corp.                                                                                      8,859
             2,600    Temple-Inland, Inc.                                                                                   136,838
                                                                                                                            145,697
Pharmacy Services - 0.7%
               100    Express Scripts, Inc. - Class A*                                                                        5,582
             2,517    Medco Health Solutions, Inc.*                                                                         227,512
                                                                                                                            233,094
Pipelines - 0.1%
               200    Questar Corp.                                                                                          10,506
               200    Williams Companies, Inc.                                                                                6,812
                                                                                                                             17,318
Printing - Commercial - 0.1%
               600    R.R. Donnelley & Sons Co.                                                                              21,936
Property and Casualty Insurance - 0.2%
               100    SAFECO Corp.                                                                                            6,122
             1,200    Travelers Companies, Inc.                                                                              60,408
                                                                                                                             66,530
Publishing - Newspapers - 0.2%
               800    Dow Jones & Company, Inc.                                                                              47,760
Quarrying - 0.6%
             2,200    Vulcan Materials Co.                                                                                  196,130
Real Estate Management/Services - 0%
               400    CB Richard Ellis Group, Inc.*                                                                          11,136
REIT - Apartments - 0%
               100    Apartment Investment & Management Co. - Class A                                                         4,513
REIT - Diversified - 0%
               100    Vornado Realty Trust                                                                                   10,935
REIT - Office Property - 0.4%
             1,300    Boston Properties, Inc.                                                                               135,070
REIT - Regional Malls - 0.2%
               800    General Growth Properties, Inc.                                                                        42,896
               200    Simon Property Group, Inc.                                                                             20,000
                                                                                                                             62,896
Retail - Apparel and Shoe - 0.2%
             1,400    Nordstrom, Inc.                                                                                        65,646
Retail - Auto Parts - 0.4%
             1,100    AutoZone, Inc.*                                                                                       127,754
Retail - Consumer Electronics - 0.3%
             4,100    RadioShack Corp.                                                                                       84,706
Retail - Discount - 0.2%
             1,800    Big Lots, Inc.*                                                                                        53,712
               100    Target Corp.                                                                                            6,357
               100    Wal-Mart Stores, Inc.                                                                                   4,365
                                                                                                                             64,434
Retail - Drug Store - 0.1%
               902    CVS/Caremark Corp.                                                                                     35,746
Retail - Jewelry - 0.4%
             2,500    Tiffany & Co.                                                                                         130,875
Retail - Major Department Stores - 0.4%
             1,000    J.C. Penney Company, Inc.                                                                              63,370
               600    Sears Holdings Corp.*                                                                                  76,320
                                                                                                                            139,690
Retail - Office Supplies - 0.1%
               600    OfficeMax, Inc.                                                                                        20,562
Retail - Regional Department Stores - 0.6%
             3,200    Kohl's Corp.*                                                                                         183,456
               204    Macy's, Inc.                                                                                            6,593
                                                                                                                            190,049
Retail - Restaurants - 1.3%
             7,600    McDonald's Corp.                                                                                      413,972
Rubber - Tires - 0.5%
             5,000    Goodyear Tire & Rubber Co.*                                                                           152,050
Savings/Loan/Thrifts - 0%
               100    Sovereign Bancorp, Inc.                                                                                 1,704
Semiconductor Components/Integrated Circuits - 0.1%
               500    Analog Devices, Inc.                                                                                   18,080
Semiconductor Equipment - 0%
               300    Novellus Systems, Inc.*                                                                                 8,178
Steel - Producers - 0.9%
               400    Nucor Corp.                                                                                            23,788
             2,400    United States Steel Corp.                                                                             254,256
                                                                                                                            278,044
Steel - Specialty - 0.7%
             2,000    Allegheny Technologies, Inc.                                                                          219,900
Super-Regional Banks - 1.7%
             9,176    Bank of America Corp.                                                                                 461,278
               200    SunTrust Banks, Inc.                                                                                   15,134
             1,100    U.S. Bancorp                                                                                           35,783
               600    Wells Fargo & Co.                                                                                      21,372
                                                                                                                            533,567
Telecommunication Equipment - 0.1%
             2,400    Avaya, Inc.*                                                                                           40,704
Telecommunication Services - 0.5%
             2,600    Embarq Corp.                                                                                          144,560
Telephone - Integrated - 5.7%
            32,272    AT&T, Inc.                                                                                          1,365,428
             1,200    CenturyTel, Inc.                                                                                       55,464
               500    Citizens Communications Co.                                                                             7,160
             4,200    Sprint Nextel Corp.                                                                                    79,800
             6,000    Verizon Communications, Inc.                                                                          265,680
             3,813    Windstream Corp.                                                                                       53,840
                                                                                                                          1,827,372
Television - 0%
               300    CBS Corp. - Class B                                                                                     9,450
Therapeutics - 0.1%
             1,000    Gilead Sciences, Inc.*                                                                                 40,870
Tobacco - 0.8%
             2,600    Altria Group, Inc.                                                                                    180,778
               100    Reynolds American, Inc.                                                                                 6,359
             1,300    UST, Inc.#                                                                                             64,480
                                                                                                                            251,617
Tools - Hand Held - 0.1%
               300    Snap-On, Inc.                                                                                          14,862
Toys - 1.0%
             3,900    Hasbro, Inc.                                                                                          108,732
             9,000    Mattel, Inc.                                                                                          211,140
                                                                                                                            319,872
Transportation - Railroad - 0.1%
               200    CSX Corp.                                                                                               8,546
               100    Union Pacific Corp.                                                                                    11,306
                                                                                                                             19,852
Web Portals/Internet Service Providers - 0.7%
               400    Google, Inc. - Class A*                                                                               226,908
               200    Yahoo!, Inc.*                                                                                           5,368
                                                                                                                            232,276
Wireless Equipment - 0%
               100    QUALCOMM, Inc.                                                                                          4,226
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $28,621,447)                                                                                    31,324,607
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
           166,786    Janus Institutional Cash Management
                         Fund - Institutional Shares, 5.53%                                                                 166,786
           227,000    Janus Institutional Money Market
                         Fund - Institutional Shares, 5.45%                                                                 227,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $393,786)                                                                                         393,786
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.7%
           210,350    Allianz Dresdner Daily Asset Fund+
                         (cost $210,350)                                                                                    210,350
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $29,225,583) - 100%                                                                   $    31,928,743
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $         15,328                0.0%
Cayman Islands                                        55,030                0.2%
Netherlands                                          147,000                0.5%
United States++                                   31,711,385               99.3%
-------------------------------------------------------------------------------
Total                                       $     31,928,743              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (97.4% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen INTECH Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Advertising Agencies - 0.2%
             1,300    Interpublic Group of Companies, Inc.*                                                         $        13,494
               200    Omnicom Group, Inc.                                                                                     9,618
                                                                                                                             23,112
Advertising Sales - 0.1%
               200    Lamar Advertising Co.*                                                                                  9,794
Aerospace and Defense - 1.7%
               800    Boeing Co.                                                                                             83,992
             1,000    Lockheed Martin Corp.                                                                                 108,490
               100    Raytheon Co.                                                                                            6,382
                                                                                                                            198,864
Aerospace and Defense - Equipment - 0.1%
               100    B.F. Goodrich Co.                                                                                       6,823
               100    BE Aerospace, Inc.*                                                                                     4,153
                                                                                                                             10,976
Agricultural Chemicals - 0.5%
               100    Monsanto Co.                                                                                            8,574
               800    Mosaic Co.*                                                                                            42,816
                                                                                                                             51,390
Airlines - 0.1%
               300    Delta Air Lines, Inc.*                                                                                  5,385
               200    Northwest Airlines Corp.*                                                                               3,560
                                                                                                                              8,945
Apparel Manufacturers - 1.7%
             2,000    Coach, Inc.*                                                                                           94,540
             1,000    Hanesbrands, Inc.*                                                                                     28,060
               200    Phillips-Van Heusen Corp.                                                                              10,496
               800    Polo Ralph Lauren Corp.                                                                                62,200
                                                                                                                            195,296
Applications Software - 4.9%
               600    Compuware Corp.*                                                                                        4,812
            18,700    Microsoft Corp.                                                                                       550,902
               300    Red Hat, Inc.*                                                                                          5,961
                                                                                                                            561,675
Athletic Footwear - 0.7%
             1,300    NIKE, Inc. - Class B                                                                                   76,258
Audio and Video Products - 0.2%
               300    Harman International Industries, Inc.                                                                  25,956
Automotive - Medium and Heavy Duty Trucks - 0.6%
               800    PACCAR, Inc.                                                                                           68,200
Automotive - Truck Parts and Equipment - Original - 0.2%
               200    Johnson Controls, Inc.                                                                                 23,622
Batteries and Battery Systems - 0.5%
               500    Energizer Holdings, Inc.*                                                                              55,425
Beverages - Non-Alcoholic - 2.2%
             1,800    Coca-Cola Co.                                                                                         103,446
             2,100    PepsiCo, Inc.                                                                                         153,846
                                                                                                                            257,292
Brewery - 0.1%
               300    Anheuser-Busch Companies, Inc.                                                                         14,997
Broadcast Services and Programming - 1.6%
               300    Clear Channel Communications, Inc.                                                                     11,232
             1,800    Discovery Holding Co. - Class A*                                                                       51,930
             2,800    Liberty Global, Inc. - Class A*                                                                       114,856
                                                                                                                            178,018
Building Products - Air and Heating - 0%
               100    Lennox International, Inc.                                                                              3,380
Building Products - Cement and Aggregate - 1.0%
               700    Florida Rock Industries, Inc.                                                                          43,743
               500    Martin Marietta Materials, Inc.                                                                        66,775
                                                                                                                            110,518
Cable Television - 3.0%
             1,100    Cablevision Systems New York Group - Class A*                                                          38,434
             2,450    Comcast Corp. - Class A*                                                                               59,241
             5,700    DIRECTV Group, Inc.*                                                                                  138,396
             2,200    EchoStar Communications Corp. - Class A*                                                              102,982
               100    Time Warner Cable, Inc.*                                                                                3,280
                                                                                                                            342,333
Casino Hotels - 2.0%
               800    Harrah's Entertainment, Inc.                                                                           69,544
             1,400    MGM Mirage*                                                                                           125,216
               400    Station Casinos, Inc.                                                                                  34,992
                                                                                                                            229,752
Cellular Telecommunications - 0.5%
               600    Leap Wireless International, Inc.*                                                                     48,822
               100    MetroPCS Communications, Inc.*                                                                          2,728
                                                                                                                             51,550
Chemicals - Diversified - 0.4%
             1,200    Celanese Corp. - Class A                                                                               46,776
Chemicals - Specialty - 0.8%
               700    Albemarle Corp.                                                                                        30,940
               300    Cabot Corp.                                                                                            10,659
               200    International Flavors & Fragrances, Inc.                                                               10,572
             1,500    Nalco Holding Co.                                                                                      44,475
                                                                                                                             96,646
Coatings and Paint Products - 0.1%
               100    Sherwin-Williams Co.                                                                                    6,571
Commercial Banks - 0%
               290    People's United Financial, Inc.                                                                         5,011
Commercial Services - 0.3%
               100    Alliance Data Systems Corp.*                                                                            7,744
               900    Quanta Services, Inc.*                                                                                 23,805
                                                                                                                             31,549
Computer Services - 0.9%
             1,800    Ceridian Corp.*                                                                                        62,532
               100    Cognizant Technology Solutions Corp.*                                                                   7,977
               400    FactSet Research Systems, Inc.                                                                         27,420
                                                                                                                             97,929
Computers - 5.7%
             1,300    Apple, Inc.*                                                                                          199,602
               300    Dell, Inc.*                                                                                             8,280
             4,500    Hewlett-Packard Co.                                                                                   224,055
             1,900    IBM Corp.                                                                                             223,820
                                                                                                                            655,757
Computers - Integrated Systems - 0%
               100    NCR Corp.*                                                                                              4,980
Computers - Memory Devices - 0.3%
             1,400    EMC Corp.*                                                                                             29,120
Consulting Services - 0.5%
             1,300    Accenture, Ltd. - Class A (U.S. Shares)                                                                52,325
Consumer Products - Miscellaneous - 0.3%
               100    Jarden Corp.*                                                                                           3,094
               400    Kimberly-Clark Corp.                                                                                   28,104
                                                                                                                             31,198
Containers - Metal and Glass - 1.2%
               400    Ball Corp.                                                                                             21,500
             1,700    Crown Holdings, Inc.*                                                                                  38,692
             2,000    Owens-Illinois, Inc.*                                                                                  82,900
                                                                                                                            143,092
Containers - Paper and Plastic - 0.2%
               600    Pactiv Corp.*                                                                                          17,196
Cosmetics and Toiletries - 3.6%
               100    Alberto-Culver Co.                                                                                      2,479
               300    Avon Products, Inc.                                                                                    11,259
             1,600    Colgate-Palmolive Co.                                                                                 114,112
               500    Estee Lauder Companies, Inc. - Class A                                                                 21,230
             3,742    Procter & Gamble Co.                                                                                  263,212
                                                                                                                            412,292
Data Processing and Management - 1.8%
               200    Dun & Bradstreet Corp.                                                                                 19,722
               200    Fidelity National Information Services, Inc.                                                            8,874
             1,200    MasterCard, Inc. - Class A                                                                            177,564
                                                                                                                            206,160
Diagnostic Equipment - 0.6%
             1,500    Cytyc Corp.*                                                                                           71,475
Diagnostic Kits - 0.3%
               500    Dade Behring Holdings, Inc.                                                                            38,175
Diversified Operations - 2.3%
               200    3M Co.                                                                                                 18,716
             4,800    General Electric Co.                                                                                  198,720
               700    Honeywell International, Inc.                                                                          41,629
                                                                                                                            259,065
E-Commerce/Products - 1.1%
             1,300    Amazon.com, Inc.*                                                                                     121,095
E-Commerce/Services - 0.2%
               200    eBay, Inc.*                                                                                             7,804
               800    Hlth Corp.*                                                                                            11,336
               100    IAC/InterActiveCorp*                                                                                    2,967
               200    Liberty Media Corp. - Interactive*                                                                      3,842
                                                                                                                             25,949
Electric - Integrated - 2.4%
               800    Allegheny Energy, Inc.*                                                                                41,808
               900    CenterPoint Energy, Inc.                                                                               14,427
             1,100    Constellation Energy Group, Inc.                                                                       94,369
               500    Exelon Corp.                                                                                           37,680
               900    PPL Corp.                                                                                              41,670
               600    TXU Corp.                                                                                              41,082
                                                                                                                            271,036
Electronic Components - Semiconductors - 0.9%
             2,600    Intel Corp.                                                                                            67,236
               156    LSI Corp.*                                                                                              1,158
               500    MEMC Electronic Materials, Inc.*                                                                       29,430
               100    Texas Instruments, Inc.                                                                                 3,659
                                                                                                                            101,483
Electronic Design Automation - 0.1%
               500    Synopsys, Inc.*                                                                                        13,540
Electronic Parts Distributors - 0.6%
               500    Arrow Electronics, Inc.*                                                                               21,260
             1,200    Avnet, Inc.*                                                                                           47,832
                                                                                                                             69,092
Engineering - Research and Development Services - 0.5%
               400    Foster Wheeler, Ltd.*                                                                                  52,512
               100    McDermott International, Inc.*                                                                          5,408
                                                                                                                             57,920
Engines - Internal Combustion - 0.1%
               100    Cummins, Inc.                                                                                          12,789
Enterprise Software/Services - 0.7%
               200    BMC Software, Inc.*                                                                                     6,246
             3,557    Oracle Corp.*                                                                                          77,009
                                                                                                                             83,255
Entertainment Software - 0.2%
               800    Activision, Inc.*                                                                                      17,272
Filtration and Separations Products - 0.2%
               700    Pall Corp.                                                                                             27,230
Finance - Consumer Loans - 0%
               100    First Marblehead Corp.                                                                                  3,793
Finance - Investment Bankers/Brokers - 0.7%
               200    A.G. Edwards, Inc.                                                                                     16,750
               300    Goldman Sachs Group, Inc.                                                                              65,022
                                                                                                                             81,772
Finance - Other Services - 2.5%
               212    CME Group, Inc.                                                                                       124,518
             1,000    IntercontinentalExchange, Inc.*                                                                       151,900
               200    NYSE Euronext                                                                                          15,834
                                                                                                                            292,252
Food - Confectionary - 0.6%
             1,000    Wm. Wrigley Jr. Co.                                                                                    64,230
Food - Diversified - 0.2%
               300    H.J. Heinz Co.                                                                                         13,860
               100    Kellogg Co.                                                                                             5,600
                                                                                                                             19,460
Food - Retail - 0.2%
               900    Kroger Co.                                                                                             25,668
Food - Wholesale/Distribution - 0%
               100    Sysco Corp.                                                                                             3,559
Footwear and Related Apparel - 0.5%
               900    Crocs, Inc.*                                                                                           60,525
Hazardous Waste Disposal - 0.2%
               400    Stericycle, Inc.*                                                                                      22,864
Health Care Cost Containment - 0.1%
               100    McKesson Corp.                                                                                          5,879
Hospital Beds and Equipment - 0.3%
               700    Kinetic Concepts, Inc.*                                                                                39,396
Hotels and Motels - 0.1%
               100    Marriott International, Inc. - Class A                                                                  4,347
               200    Orient-Express Hotel, Ltd. - Class A                                                                   10,254
                                                                                                                             14,601
Human Resources - 0.3%
               300    Hewitt Associates, Inc. - Class A*                                                                     10,515
               400    Manpower, Inc.                                                                                         25,740
                                                                                                                             36,255
Independent Power Producer - 1.8%
               200    Dynegy, Inc.*                                                                                           1,848
             2,000    Mirant Corp.*                                                                                          81,360
             2,900    NRG Energy, Inc.*                                                                                     122,641
                                                                                                                            205,849
Instruments - Controls - 0.4%
               500    Mettler-Toledo International, Inc.*                                                                    51,000
Instruments - Scientific - 0.5%
               200    PerkinElmer, Inc.                                                                                       5,842
               400    Thermo Fisher Scientific, Inc.*                                                                        23,088
               500    Waters Corp.*                                                                                          33,460
                                                                                                                             62,390
Internet Infrastructure Software - 0%
               100    Akamai Technologies, Inc.*                                                                              2,873
Internet Security - 0.4%
             1,200    McAfee, Inc.*                                                                                          41,844
Investment Management and Advisory Services - 0.5%
               800    Eaton Vance Corp.                                                                                      31,968
               200    Franklin Resources, Inc.                                                                               25,500
                                                                                                                             57,468
Life and Health Insurance - 0.6%
               100    AFLAC, Inc.                                                                                             5,704
             1,000    CIGNA Corp.                                                                                            53,290
               100    Prudential Financial, Inc.                                                                              9,758
                                                                                                                             68,752
Machinery - Construction and Mining - 0.4%
               100    Caterpillar, Inc.                                                                                       7,843
               400    Terex Corp.*                                                                                           35,608
                                                                                                                             43,451
Machinery - Farm - 0.1%
               200    AGCO Corp.*                                                                                            10,154
Medical - Biomedical and Genetic - 0.6%
             1,000    Celgene Corp.*                                                                                         71,310
Medical - Drugs - 5.8%
             2,800    Abbott Laboratories                                                                                   150,136
               192    Allergan, Inc.                                                                                         12,378
             1,500    Bristol-Myers Squibb Co.                                                                               43,230
             5,900    Merck & Company, Inc.                                                                                 304,970
             4,800    Schering-Plough Corp.                                                                                 151,824
                                                                                                                            662,538
Medical - HMO - 1.5%
               300    Aetna, Inc.                                                                                            16,281
               700    Health Net, Inc.*                                                                                      37,835
             1,060    UnitedHealth Group, Inc.                                                                               51,336
               600    WellCare Health Plans, Inc.*                                                                           63,258
                                                                                                                            168,710
Medical - Nursing Homes - 0.3%
               600    Manor Care, Inc.                                                                                       38,640
Medical Instruments - 0.3%
               500    Medtronic, Inc.                                                                                        28,205
Medical Labs and Testing Services - 0.1%
               100    Laboratory Corporation of America Holdings*                                                             7,823
Medical Products - 3.5%
             2,500    Baxter International, Inc.                                                                            140,700
               200    Becton, Dickinson and Co.                                                                              16,410
               900    Johnson & Johnson                                                                                      59,130
             1,700    Stryker Corp.                                                                                         116,892
               900    Zimmer Holdings, Inc.*                                                                                 72,891
                                                                                                                            406,023
Metal - Copper - 0.5%
               500    Southern Copper Corp.                                                                                  61,915
Metal - Iron - 0.3%
               400    Cleveland-Cliffs, Inc.                                                                                 35,188
Metal Processors and Fabricators - 1.7%
             1,300    Precision Castparts Corp.                                                                             192,374
Motorcycle and Motor Scooter Manufacturing - 0%
               100    Harley-Davidson, Inc.                                                                                   4,621
Multi-Line Insurance - 0.1%
               100    American International Group, Inc.                                                                      6,765
Multimedia - 0.8%
               500    McGraw-Hill Companies, Inc.                                                                            25,455
               200    Meredith Corp.                                                                                         11,460
             1,800    News Corporation, Inc. - Class A                                                                       39,582
               500    Time Warner, Inc.                                                                                       9,180
               230    Walt Disney Co.                                                                                         7,910
                                                                                                                             93,587
Networking Products - 2.2%
             7,300    Cisco Systems, Inc.*                                                                                  241,703
               300    Juniper Networks, Inc.*                                                                                10,983
                                                                                                                            252,686
Oil - Field Services - 2.7%
               800    Global Industries, Ltd.*                                                                               20,608
             2,600    Schlumberger, Ltd. (U.S. Shares)                                                                      273,000
               100    Smith International, Inc.                                                                               7,140
               200    Superior Energy Services, Inc.*                                                                         7,088
               100    Weatherford International, Ltd.*                                                                        6,718
                                                                                                                            314,554
Oil and Gas Drilling - 0.7%
               400    Global Santa Fe Corp. (U.S. Shares)                                                                    30,408
               200    Noble Corp. (U.S. Shares)                                                                               9,810
               400    Transocean, Inc. (U.S. Shares)*                                                                        45,220
                                                                                                                             85,438
Oil Companies - Exploration and Production - 0.3%
               400    Cabot Oil & Gas Corp.                                                                                  14,064
               400    XTO Energy, Inc.                                                                                       24,736
                                                                                                                             38,800
Oil Companies - Integrated - 1.1%
             1,400    Exxon Mobil Corp.                                                                                     129,584
Oil Field Machinery and Equipment - 0.9%
               200    Cameron International Corp.*                                                                           18,458
             1,000    Dresser-Rand Group, Inc.*                                                                              42,710
               300    National-Oilwell Varco, Inc.*                                                                          43,350
                                                                                                                            104,518
Oil Refining and Marketing - 1.5%
               100    Cheniere Energy, Inc.*                                                                                  3,917
               400    Holly Corp.                                                                                            23,932
             2,200    Tesoro Corp.                                                                                          101,244
               600    Valero Energy Corp.                                                                                    40,308
               100    Western Refining, Inc.                                                                                  4,058
                                                                                                                            173,459
Optical Supplies - 0.1%
               100    Bausch & Lomb, Inc.                                                                                     6,400
Paper and Related Products - 0.1%
             2,000    Domtar Corp. (U.S. Shares)*                                                                            16,400
Pharmacy Services - 0.7%
               100    Express Scripts, Inc. - Class A*                                                                        5,582
               825    Medco Health Solutions, Inc.*                                                                          74,572
                                                                                                                             80,154
Pipelines - 0.6%
             1,100    Equitable Resources, Inc.                                                                              57,057
               100    Questar Corp.                                                                                           5,253
               100    Williams Companies, Inc.                                                                                3,406
                                                                                                                             65,716
Private Corrections - 0.2%
             1,000    Corrections Corporation of America*                                                                    26,170
Publishing - Books - 0%
               100    John Wiley & Sons, Inc. - Class A                                                                       4,493
Publishing - Newspapers - 0.2%
               400    Dow Jones & Company, Inc.                                                                              23,880
Quarrying - 0.5%
               700    Vulcan Materials Co.                                                                                   62,405
Racetracks - 0.1%
               100    Penn National Gaming, Inc.*                                                                             5,902
Real Estate Operating/Development - 0.3%
               700    Forest City Enterprises, Inc. - Class A                                                                38,612
REIT - Regional Malls - 0.2%
               300    General Growth Properties, Inc.                                                                        16,086
               100    Taubman Centers, Inc.                                                                                   5,475
                                                                                                                             21,561
Rental Auto/Equipment - 0%
               100    Avis Budget Group, Inc.*                                                                                2,289
Retail - Apparel and Shoe - 0.2%
               100    American Eagle Outfitters, Inc.                                                                         2,631
               200    Nordstrom, Inc.                                                                                         9,378
               400    Urban Outfitters, Inc.*                                                                                 8,720
                                                                                                                             20,729
Retail - Auto Parts - 0.5%
               500    AutoZone, Inc.*                                                                                        58,070
Retail - Automobile - 0.1%
               500    CarMax, Inc.*                                                                                          10,165
Retail - Computer Equipment - 0.5%
             1,100    GameStop Corp. - Class A*                                                                              61,985
Retail - Consumer Electronics - 0.3%
             1,700    RadioShack Corp.                                                                                       35,122
Retail - Discount - 0.7%
             1,000    Big Lots, Inc.*                                                                                        29,840
               600    Dollar Tree Stores, Inc.*                                                                              24,324
               400    Target Corp.                                                                                           25,428
               100    Wal-Mart Stores, Inc.                                                                                   4,365
                                                                                                                             83,957
Retail - Drug Store - 0.1%
               136    CVS/Caremark Corp.                                                                                      5,390
Retail - Jewelry - 0.3%
               700    Tiffany & Co.                                                                                          36,645
Retail - Major Department Stores - 0.2%
             1,400    Saks, Inc.*                                                                                            24,010
Retail - Regional Department Stores - 0.3%
               600    Kohl's Corp.*                                                                                          34,398
Retail - Restaurants - 0.2%
               100    Brinker International, Inc.                                                                             2,744
               400    McDonald's Corp.                                                                                       21,788
                                                                                                                             24,532
Rubber - Tires - 0.9%
             3,200    Goodyear Tire & Rubber Co.*                                                                            97,312
Schools - 0.6%
               800    Career Education Corp.*                                                                                22,392
               400    ITT Educational Services, Inc.*                                                                        48,676
                                                                                                                             71,068
Semiconductor Components/Integrated Circuits - 0%
               100    Analog Devices, Inc.                                                                                    3,616
Semiconductor Equipment - 0.1%
               300    Varian Semiconductor Equipment Associates, Inc.*                                                       16,056
Soap and Cleaning Preparations - 0.4%
               900    Church & Dwight Company, Inc.                                                                          42,336
Steel - Producers - 0.6%
             1,400    AK Steel Holding Corp.*                                                                                61,530
               100    Steel Dynamics, Inc.                                                                                    4,670
                                                                                                                             66,200
Steel - Specialty - 0.6%
               600    Allegheny Technologies, Inc.                                                                           65,970
Telecommunication Equipment - 0.2%
               200    Avaya, Inc.*                                                                                            3,392
               300    CommScope, Inc.*                                                                                       15,072
                                                                                                                             18,464
Telephone - Integrated - 0.3%
               200    Citizens Communications Co.                                                                             2,864
               500    Telephone and Data Systems, Inc.                                                                       33,375
                                                                                                                             36,239
Television - 0.1%
               100    Central European Media Enterprises, Ltd.*                                                               9,171
Textile - Apparel - 0.3%
               800    Guess?, Inc.                                                                                           39,224
Theaters - 0%
               100    Regal Entertainment Group - Class A                                                                     2,195
Therapeutics - 0.3%
               800    Gilead Sciences, Inc.*                                                                                 32,696
               100    Warner Chilcott, Ltd.*                                                                                  1,777
                                                                                                                             34,473
Tobacco - 0.9%
               800    Altria Group, Inc.                                                                                     55,624
               500    Loews Corp. - Carolina Group                                                                           41,115
               200    UST, Inc.                                                                                               9,920
                                                                                                                            106,659
Toys - 0.5%
               600    Hasbro, Inc.                                                                                           16,728
             1,900    Mattel, Inc.                                                                                           44,574
                                                                                                                             61,302
Transactional Software - 0%
               100    VeriFone Holdings, Inc.*                                                                                4,433
Transportation - Truck - 0%
               100    J.B. Hunt Transport Services, Inc.                                                                      2,630
Vitamins and Nutrition Products - 0.3%
               700    NBTY, Inc.*                                                                                            28,420
Web Portals/Internet Service Providers - 2.0%
               400    Google, Inc. - Class A*                                                                               226,908
Wireless Equipment - 0.1%
               200    QUALCOMM, Inc.                                                                                          8,452
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,869,454)                                                                                     11,284,217
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
            64,561    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                                 64,561
           157,000    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                   157,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $221,561)                                                                                         221,561
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,091,015) - 100%                                                                   $    11,505,778
-----------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $         69,297                0.6%
Canada                                                16,400                0.1%
Cayman Islands                                        85,438                0.8%
Netherlands                                          273,000                2.4%
United States ++                                  11,061,643               96.1%
-------------------------------------------------------------------------------
Total                                       $     11,505,778              100.0%
                                            ================              =====

++    Includes Short-Term Securities (94.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.4%
Aerospace and Defense - 1.5%
         1,055,255    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                          $    46,346,800
Agricultural Chemicals - 2.4%
           662,791    Potash Corporation of Saskatchewan, Inc.                                                           70,018,297
         2,480,000    Sinochem Hong Kong Holdings, Ltd.                                                                   1,949,390
                                                                                                                         71,967,687
Agricultural Operations - 5.1%
            13,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                        8,763,646
           879,535    Bunge, Ltd.                                                                                        94,506,037
        46,734,404    Chaoda Modern Agriculture Holdings, Ltd.                                                           37,997,894
        10,512,375    China Green Holdings, Ltd.                                                                         11,373,721
                                                                                                                        152,641,298
Apparel Manufacturers - 2.7%
         5,182,400    Esprit Holdings, Ltd.                                                                              82,338,629
Applications Software - 0.4%
           274,724    Infosys Technologies, Ltd.                                                                         13,051,803
Audio and Video Products - 2.5%
         1,571,500    Sony Corp.                                                                                         76,214,671
Automotive - Truck Parts and Equipment - Original - 0%
             3,510    TI Automotive, Ltd.*,@,+++                                                                                  0
Batteries and Battery Systems - 0.6%
         2,329,000    BYD Company, Ltd.                                                                                  17,393,119
Beverages - Wine and Spirits - 1.3%
         4,687,108    C&C Group PLC                                                                                      38,760,731
Broadcast Services and Programming - 0.4%
           484,669    Grupo Televisa S.A. (ADR)                                                                          11,714,450
Building - Residential and Commercial - 1.8%
           854,945    Gafisa S.A.                                                                                        14,396,863
         1,210,300    MRV Engenharia e Participacoes S.A.*                                                               21,933,384
           666,300    Rossi Residencial S.A.                                                                             18,730,595
                                                                                                                         55,060,842
Casino Hotels - 0.7%
         1,309,715    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                     21,610,298
Commercial Banks - 2.3%
           411,622    Anglo Irish Bank Corporation PLC                                                                    7,782,177
           716,965    Banca Generali S.P.A.                                                                               9,276,915
           280,500    Banco Compartamos S.A.*                                                                             1,517,804
         8,536,300    Banco de Oro                                                                                       11,192,038
           166,780    Banco de Oro-EPCI, Inc. (GDR)                                                                       4,368,485
           238,222    Julius Baer Holding, Ltd.                                                                          17,815,486
         1,228,014    Punjab National Bank, Ltd.                                                                         16,723,368
                                                                                                                         68,676,273
Commercial Services - 0.7%
         2,262,000    Park24 Company, Ltd.                                                                               20,345,198
Computers - 0.5%
         1,216,700    Foxconn Technology Company, Ltd.                                                                   14,094,778
Computers - Peripheral Equipment - 0.7%
           678,301    Logitech International S.A.*                                                                       20,197,519
Cosmetics and Toiletries - 1.3%
           219,205    LG Household & Health Care, Ltd.                                                                   39,533,091
Dental Supplies and Equipment - 0.4%
           263,828    Osstem Implant Company, Ltd.*                                                                      10,972,407
Distribution/Wholesale - 5.5%
        38,744,970    Li & Fung, Ltd.                                                                                   164,488,301
Diversified Financial Services - 0.3%
           211,212    Reliance Capital, Ltd.                                                                              8,395,465
Diversified Operations - 2.0%
         1,324,985    Max India, Ltd.                                                                                     8,089,925
        22,306,465    Melco International Development, Ltd.                                                              41,668,044
        33,571,753    Polytec Asset Holdings, Ltd.++++                                                                   11,488,449
                                                                                                                         61,246,418
Electric - Distribution - 0.3%
           865,055    Equatorial Energia S.A.                                                                             8,971,640
Electric Products - Miscellaneous - 1.2%
         2,059,000    Sharp Corp.                                                                                        37,379,321
Electronic Components - Semiconductors - 6.7%
        25,196,171    ARM Holdings PLC                                                                                   79,380,748
           172,636    Samsung Electronics Company, Ltd.                                                                 108,498,961
           745,661    Silicon-On-Insulator Technologies (SOITEC)*                                                        13,991,244
                                                                                                                        201,870,953
Energy - Alternate Sources - 1.6%
           288,010    SunPower Corp. - Class A*,#                                                                        23,852,988
           585,520    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                      23,362,248
                                                                                                                         47,215,236
Finance - Investment Bankers/Brokers - 0.8%
         1,416,600    Nomura Holdings, Inc.                                                                              23,755,956
Finance - Mortgage Loan Banker - 1.1%
           503,901    Housing Development Finance Corporation, Ltd.                                                      31,973,176
Finance - Other Services - 1.9%
         7,223,868    IG Group Holdings PLC                                                                              55,973,487
Gambling - Non-Hotel - 0.2%
           360,800    Great Canadian Gaming Corp.*                                                                        4,444,690
Hotels and Motels - 0.4%
         1,291,500    Kingdom Hotel Investments (ADR)*                                                                   10,590,300
Insurance Brokers - 0.2%
           429,254    Eurodekania, Ltd.*,+++,++++                                                                         6,120,309
Internet Connectivity Services - 0.5%
           310,100    NDS Group PLC (ADR)*                                                                               15,467,788
Internet Content-Entertainment - 0%
            14,135    Meetic*                                                                                               628,594
Investment Companies - 1.7%
           549,725    Bradespar S.A.                                                                                     31,417,144
         2,460,276    SM Investments Corp.                                                                               20,365,618
                                                                                                                         51,782,762
Investment Management and Advisory Services - 0.3%
         1,086,795    Bluebay Asset Management                                                                            9,743,825
Medical - Biomedical and Genetic - 1.1%
           465,310    Celgene Corp.*                                                                                     33,181,256
Medical - Drugs - 1.0%
           423,200    Takeda Pharmaceutical Company, Ltd.                                                                29,773,235
Multimedia - 1.8%
         3,135,716    Publishing & Broadcasting, Ltd.                                                                    54,799,298
Oil and Gas Drilling - 1.4%
         1,376,255    Nabors Industries, Ltd.*                                                                           42,347,366
Oil Companies - Exploration and Production - 2.0%
           629,051    Niko Resources, Ltd.                                                                               61,519,720
Oil Companies - Integrated - 0.5%
           184,985    Lukoil (ADR)                                                                                       15,372,254
Oil Field Machinery and Equipment - 1.0%
         1,804,478    Wellstream Holdings PLC*                                                                           30,104,781
Oil Refining and Marketing - 5.2%
           161,720    Petroplus Holdings A.G.*                                                                           14,268,595
         2,485,985    Reliance Industries, Ltd.                                                                         143,396,531
                                                                                                                        157,665,126
Public Thoroughfares - 1.4%
         1,194,953    Companhia de Concessoes Rodoviarias                                                                24,068,650
           903,160    Obrascon Huarte Lain Brasil S.A.                                                                   17,944,882
                                                                                                                         42,013,532
Real Estate Management/Services - 4.0%
           260,700    Daito Trust Construction Company, Ltd.                                                             12,575,342
           700,846    IVG Immobilien A.G.                                                                                26,230,762
           137,295    Jones Lang LaSalle, Inc.                                                                           14,108,434
         1,511,000    Mitsubishi Estate Company, Ltd.                                                                    43,284,198
            79,112    Orco Property Group                                                                                11,961,099
           934,400    Sao Carlos Empreendimentos e Participacoes S.A.*                                                   10,960,838
                                                                                                                        119,120,673
Real Estate Operating/Development - 10.6%
         1,052,435    Ablon Group*                                                                                        5,544,118
        42,731,286    Ayala Land, Inc.                                                                                   15,430,742
         1,573,740    Brascan Residential Properties S.A.                                                                11,854,592
         2,856,000    CapitaLand, Ltd.                                                                                   15,674,343
        44,672,000    China Overseas Land & Investment, Ltd.                                                            101,951,767
         4,851,800    Cyrela Brazil Realty S.A.                                                                          66,182,578
         4,851,800    Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                  6,170,685
        16,365,000    Hang Lung Properties, Ltd.                                                                         73,265,750
           313,935    Iguatemi Empresa de Shopping Centers S.A.                                                           4,703,884
           941,105    PDG Realty S.A. Empreendimentos e Participacoes                                                    12,899,097
           518,950    Rodobens Negocios Imobiliarios S.A.                                                                 6,359,404
                                                                                                                        320,036,960
Recreational Centers - 0.9%
         2,260,664    Orascom Hotels & Development*                                                                      26,463,543
Retail - Major Department Stores - 3.0%
         2,688,999    Arcandor A.G.#                                                                                     89,370,033
Semiconductor Components/Integrated Circuits - 3.4%
         2,141,735    Actions Semiconductor Company, Ltd. (ADR)*                                                         11,822,377
           850,670    Marvell Technology Group, Ltd.*                                                                    13,925,468
        37,925,437    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   73,921,477
           687,260    Vimicro International Corp. (ADR)*                                                                  3,649,351
                                                                                                                        103,318,673
Semiconductor Equipment - 1.4%
         1,289,369    ASML Holding N.V.*                                                                                 42,742,428
Sugar - 3.7%
         2,202,743    Bajaj Hindusthan, Ltd.                                                                              9,449,016
           426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                 1,828,358
         4,484,380    Balrampur Chini Mills, Ltd.                                                                         8,498,260
         5,222,501    Cosan Limited*,^                                                                                   67,370,262
         1,570,503    Cosan S.A. Industria e Comercio                                                                    21,431,537
           188,869    Shree Renuka Sugars, Ltd.                                                                           3,348,585
                                                                                                                        111,926,018
Telecommunication Services - 3.6%
         2,020,585    Amdocs, Ltd. (U.S. Shares)*                                                                        75,145,557
         2,309,279    Reliance Communications, Ltd.                                                                      34,010,277
                                                                                                                        109,155,834
Telephone - Integrated - 0.3%
           380,915    GVT Holdings S.A.*                                                                                  8,108,998
Transportation - Marine - 0.1%
           231,390    Star Asia Financial, Ltd. (144A),+++,++++                                                           2,545,290
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,916,237,698)                                                                              2,900,532,833
-----------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Batteries and Battery Systems - 0%
           776,333    Byd Electric Company, Ltd.@,+++
                          (cost $0)                                                                                               0
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
        24,642,584    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.53%                                                             24,642,584
        10,661,000    Janus Institutional Money Market
                          Fund - Institutional Shares, 5.45%                                                             10,661,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $35,303,584)                                                                                   35,303,584
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.4%
        73,739,481    Allianz Dresdner Daily Asset Fund+
                          (cost $73,739,481)                                                                             73,739,481
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,025,280,763) - 100%                                                                $ 3,009,575,898
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Australia                                   $     54,799,298                1.8%
Bermuda                                          410,928,912               13.7%
Brazil                                           408,615,479               13.6%
Canada                                           135,982,707                4.5%
Cayman Islands                                    98,910,619                3.3%
China                                             17,393,119                0.6%
Egypt                                             26,463,543                0.9%
France                                            14,619,838                0.5%
Germany                                          115,600,795                3.8%
Hong Kong                                        238,495,859                7.9%
Hungary                                            5,544,118                0.2%
India                                            278,764,764                9.3%
Ireland                                           46,542,908                1.6%
Italy                                              9,276,915                0.3%
Japan                                            243,327,921                8.1%
Luxembourg                                        11,961,099                0.4%
Mexico                                            13,232,254                0.4%
Netherlands                                       42,742,428                1.4%
Philippines                                       51,356,883                1.7%
Russia                                            15,372,254                0.5%
Singapore                                         15,674,343                0.5%
South Korea                                      159,004,459                5.3%
Switzerland                                       52,281,600                1.7%
Taiwan                                            88,016,255                2.9%
United Kingdom                                   271,936,495                9.0%
United States++                                  182,731,033                6.1%
-------------------------------------------------------------------------------
Total                                       $  3,009,575,898              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (2.5% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

@     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

+++   Schedule of Fair Valued Securities (as of September 30, 2007)

                                                                Value as a % of
                                                                   Investment
                                                     Value         Securities
-------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Byd Electric Company, Ltd.                        $        0                0.0%
Eurodekania, Ltd.                                  6,120,309                0.2%
Star Asia Financial, Ltd. (144A)                   2,545,290                0.1%
TI Automotive, Ltd.                                        0                0.0%
-------------------------------------------------------------------------------
                                                  $8,665,599                0.3%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd.+++                                  3/8/07         $ 5,628,245      $ 6,120,309         0.2%
Polytec Asset Holdings, Ltd.                          5/5/06           8,663,678       11,488,449         0.4%
Star Asia Financial Ltd. +++ (144A)              2/22/07 - 6/22/07     2,399,730        2,545,290         0.1%
--------------------------------------------------------------------------------------------------------------------
                                                                     $16,691,653      $20,154,048         0.7%
====================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.

^ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a portfolio holds 5% or more of the outstanding voting securities at any time during the nine months ended September 30, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                            Purchases                    Sales                Realized     Dividend        Value
                                       Shares        Cost         Shares         Cost       Gain/(Loss)     Income       at 9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
Portfolio

Cosan Limited                         5,222,501   $54,836,261            --   $        --   $        --   $        --   $67,370,262
-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.1%
Aerospace and Defense - 4.1%
         1,098,649    BAE Systems PLC **                                                                            $    11,091,902
           456,869    Boeing Co.                                                                                         47,966,675
           165,695    Lockheed Martin Corp.                                                                              17,976,251
                                                                                                                         77,034,828
Agricultural Chemicals - 3.5%
           392,660    Monsanto Co.                                                                                       33,666,669
           150,119    Syngenta A.G.                                                                                      32,371,021
                                                                                                                         66,037,690
Agricultural Operations - 0.7%
           424,520    Archer-Daniels-Midland Co.                                                                         14,043,122
Apparel Manufacturers - 0.9%
         1,060,302    Esprit Holdings, Ltd.                                                                              16,846,213
Audio and Video Products - 0.6%
           254,555    Sony Corp.**                                                                                       12,345,419
Beverages - Non-Alcoholic - 0.6%
           183,270    Coca-Cola Co.                                                                                      10,532,527
Brewery - 0.5%
            99,445    Interbrew S.A.**                                                                                    9,012,097
Building - Residential and Commercial - 0.2%
             7,938    NVR, Inc. *,#                                                                                       3,732,845
Casino Hotels - 1.0%
           106,430    Harrah's Entertainment, Inc.                                                                        9,251,960
           157,060    Melco PBL Entertainment (Macau), Ltd. (ADR) *,#                                                     2,591,490
            78,980    Station Casinos, Inc.                                                                               6,909,170
                                                                                                                         18,752,620
Cellular Telecommunications - 1.0%
           303,595    America Movil S.A. de C.V. - Series L (ADR)                                                        19,430,080
Chemicals - Diversified - 0.5%
           129,600    Shin-Etsu Chemical Company, Ltd.**                                                                  8,959,721
Commercial Services - Finance - 0.8%
           120,585    Moody's Corp.                                                                                       6,077,484
           446,315    Western Union Co.                                                                                   9,359,226
                                                                                                                         15,436,710
Computers - 4.4%
           266,230    Apple, Inc.*                                                                                       40,876,954
           490,490    Hewlett-Packard Co.                                                                                24,421,497
           186,546    Research In Motion, Ltd. (U.S. Shares)*                                                            18,384,108
                                                                                                                         83,682,559
Computers - Memory Devices - 1.4%
         1,319,260    EMC Corp. *                                                                                        27,440,608
Containers - Metal and Glass - 0.8%
           275,736    Ball Corp.                                                                                         14,820,810
Cosmetics and Toiletries - 3.3%
           431,680    Avon Products, Inc.                                                                                16,200,950
           652,111    Procter & Gamble Co.                                                                               45,869,488
                                                                                                                         62,070,438
Data Processing and Management - 0.7%
           307,311    Paychex, Inc.                                                                                      12,599,751
Diversified Operations - 2.6%
         1,171,695    General Electric Co.                                                                               48,508,173
E-Commerce/Services - 1.2%
           324,545    eBay, Inc.*                                                                                        12,663,746
           563,785    Liberty Media Corp. - Interactive*                                                                 10,830,310
                                                                                                                         23,494,056
Electric Products - Miscellaneous - 0.7%
           236,745    Emerson Electric Co.                                                                               12,599,569
Electronic Components - Semiconductors - 2.1%
         1,092,490    Texas Instruments, Inc.                                                                            39,974,209
Electronic Forms - 0.6%
           258,387    Adobe Systems, Inc.*                                                                               11,281,176
Enterprise Software/Services - 1.2%
         1,008,190    Oracle Corp.*                                                                                      21,827,314
Entertainment Software - 1.4%
           476,390    Electronic Arts, Inc.*                                                                             26,673,076
Finance - Consumer Loans - 0.5%
           199,455    SLM Corp.                                                                                           9,906,930
Finance - Credit Card - 0.9%
           287,695    American Express Co.                                                                               17,080,452
Finance - Investment Bankers/Brokers - 4.8%
         1,031,475    JP Morgan Chase & Co.                                                                              47,262,184
           152,657    Merrill Lynch & Company, Inc.                                                                      10,881,391
           284,907    UBS A.G.                                                                                           15,322,318
           321,681    UBS A.G. (U.S. Shares)                                                                             17,129,513
                                                                                                                         90,595,406
Finance - Mortgage Loan Banker - 1.0%
           306,100    Fannie Mae                                                                                         18,613,941
Finance - Other Services - 0.9%
            28,945    CME Group, Inc.#                                                                                   17,000,846
Food - Retail - 0.6%
           355,449    Tesco PLC **                                                                                        3,194,104
           183,498    Whole Foods Market, Inc.#                                                                           8,984,062
                                                                                                                         12,178,166
Independent Power Producer - 2.6%
         1,174,000    NRG Energy, Inc.*,#                                                                                49,648,460
Internet Infrastructure Software - 0.1%
            71,685    Akamai Technologies, Inc.*                                                                          2,059,510
Investment Management and Advisory Services - 0.8%
           225,640    Blackstone Group L.P.*,#                                                                            5,659,051
           160,760    T. Rowe Price Group, Inc.                                                                           8,952,725
                                                                                                                         14,611,776
Medical - Biomedical and Genetic - 2.3%
           383,306    Celgene Corp.*                                                                                     27,333,551
            90,920    Genentech, Inc.*                                                                                    7,093,578
           154,105    Genzyme Corp.*                                                                                      9,548,346
                                                                                                                         43,975,475
Medical - Drugs - 4.8%
           552,515    Merck & Company, Inc.                                                                              28,559,500
           270,120    Roche Holding A.G.                                                                                 48,988,258
           179,000    Takeda Pharmaceutical Company, Ltd. **                                                             12,593,121
                                                                                                                         90,140,879
Medical - HMO - 2.1%
           631,575    Coventry Health Care, Inc. *                                                                       39,290,281
Metal Processors and Fabricators - 1.8%
           227,140    Precision Castparts Corp.                                                                          33,612,177
Multi-Line Insurance - 1.2%
           325,055    American International Group, Inc.                                                                 21,989,971
Multimedia - 1.8%
         1,050,985    News Corporation, Inc. - Class A                                                                   23,111,160
           578,106    Publishing & Broadcasting, Ltd.                                                                    10,102,893
                                                                                                                         33,214,053
Networking Products - 0.7%
           392,592    Cisco Systems, Inc.*                                                                               12,998,721
Oil Companies - Exploration and Production - 1.0%
            88,454    Apache Corp. **                                                                                     7,966,167
           188,965    EnCana Corp. (U.S. Shares)                                                                         11,687,485
                                                                                                                         19,653,652
Oil Companies - Integrated - 3.4%
           575,599    Exxon Mobil Corp.                                                                                  53,277,443
           173,530    Hess Corp.                                                                                         11,544,951
                                                                                                                         64,822,394
Oil Refining and Marketing - 0.7%
           198,190    Valero Energy Corp. **                                                                             13,314,404
Optical Supplies - 0.6%
            74,450    Alcon, Inc. (U.S. Shares)                                                                          10,714,844
Real Estate Operating/Development - 0.6%
         2,633,000    Hang Lung Properties, Ltd.                                                                         11,787,884
Reinsurance - 0.8%
             3,631    Berkshire Hathaway, Inc. - Class B*                                                                14,349,712
Retail - Apparel and Shoe - 2.5%
           268,317    Industria de Diseno Textil S.A.**                                                                  18,080,104
           607,925    Nordstrom, Inc.                                                                                    28,505,603
                                                                                                                         46,585,707
Retail - Consumer Electronics - 0.1%
            29,390    Yamada Denki Company, Ltd. **                                                                       2,909,572
Retail - Drug Store - 2.1%
           990,164    CVS/Caremark Corp.                                                                                 39,240,199
Retail - Office Supplies - 0.9%
           816,828    Staples, Inc.                                                                                      17,553,634
Savings/Loan/Thrifts - 0.5%
           587,225    NewAlliance Bancshares, Inc.                                                                        8,620,463
Seismic Data Collection - 0.2%
           281,435    Electromagnetic GeoServices A.S.*,#                                                                 4,700,245
Semiconductor Components/Integrated Circuits - 0.3%
           322,860    Marvell Technology Group, Ltd.*                                                                     5,285,218
Semiconductor Equipment - 0.9%
           296,320    KLA-Tencor Corp.#                                                                                  16,528,730
Soap and Cleaning Preparations - 1.2%
           388,953    Reckitt Benckiser PLC **                                                                           22,852,908
Software Tools - 0.3%
            65,825    VMware, Inc. *                                                                                      5,595,125
Telecommunication Equipment - Fiber Optics - 1.0%
           763,430    Corning, Inc.                                                                                      18,818,550
Telecommunication Services - 0.8%
           432,710    NeuStar, Inc. - Class A*                                                                           14,837,626
Therapeutics - 1.6%
           178,725    Amylin Pharmaceuticals, Inc.*,#                                                                     8,936,250
           526,736    Gilead Sciences, Inc.*                                                                             21,527,700
                                                                                                                         30,463,950
Tobacco - 0.5%
           141,706    Altria Group, Inc.                                                                                  9,852,818
Transportation - Railroad - 1.4%
           249,130    Canadian National Railway Co. (U.S. Shares)                                                        14,200,410
           102,405    Union Pacific Corp.                                                                                11,577,909
                                                                                                                         25,778,319
Transportation - Services - 1.1%
           367,710    C.H. Robinson Worldwide, Inc.                                                                      19,962,976
Web Portals/Internet Service Providers - 2.8%
            44,290    Google, Inc. - Class A*                                                                            25,124,388
         1,038,354    Yahoo!, Inc.*                                                                                      27,869,422
                                                                                                                         52,993,810
Wireless Equipment - 3.1%
           477,665    Crown Castle International Corp.*                                                                  19,407,529
           378,722    Nokia Oyj (ADR) **                                                                                 14,364,925
           598,755    QUALCOMM, Inc.                                                                                     25,303,387
                                                                                                                         59,075,841
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,403,864,066)                                                                              1,700,351,236
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.3%
       141,401,002    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                            141,401,002
        15,499,050    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                15,499,050
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $156,900,052)                                                                                 156,900,052
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.4%
        26,493,500    Allianz Dresdner Daily Asset Fund + (cost $26,493,500)                                             26,493,500
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.2%
    $    2,422,000    U.S. Treasury Bill, 4.01%, due 10/25/07 **                                                          2,416,624
           208,000    U.S. Treasury Bill, 4.61%, due 11/23/07 **                                                            206,891
           901,000    U.S. Treasury Bill, 4.04%, due 1/24/08 **                                                             890,242
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Treasury Bill (amortized cost $3,511,450)                                                           3,513,757
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,590,769,068) - 100%                                                                $ 1,887,258,545
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Australia                                   $     10,102,893                0.5%
Belgium                                            9,012,097                0.5%
Bermuda                                           22,131,431                1.2%
Canada                                            44,272,003                2.3%
Finland                                           14,364,925                0.8%
Hong Kong                                         14,379,374                0.8%
Japan                                             36,807,833                1.9%
Mexico                                            19,430,080                1.0%
Norway                                             4,700,245                0.2%
Spain                                             18,080,104                1.0%
Switzerland                                      124,525,954                6.6%
United Kingdom                                    37,138,914                2.0%
United States ++                               1,532,312,692               81.2%
-------------------------------------------------------------------------------
Total                                       $  1,887,258,545              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (71.3% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of September 30, 2007 (unaudited)

Currency Sold and                      Currency          Currency    Unrealized
Settlement Date                      Units Sold    Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 10/17/07              $ 3,415,000       6,983,460     $  (245,041)
Euro 10/18/07                           900,000       1,283,892         (57,211)
Euro 11/29/07                         5,050,000       7,209,603        (362,662)
Japanese Yen 10/18/07               230,000,000       2,007,714         (43,144)
-------------------------------------------------------------------------------
Total                                               $17,484,669     $  (708,058)


Schedule of Written Options - Calls                                    Value
-------------------------------------------------------------------------------
      Apache Corp.
       expires October 2007
       117 contracts
       exercise price $95.00                                        $    (8,775)

      Valero Energy Corp.
       expires January 2008
       173 contracts
       exercise price $100.00                                              (865)
-------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $40,981)                                   $    (9,640)
-------------------------------------------------------------------------------

Schedule of Written Options - Puts                                     Value
-------------------------------------------------------------------------------
      New Alliance Bancshares
       expires November 2007
       156 contracts
       exercise price $12.50                                        $      (780)

      NRG Energy, Inc.
       expires October 2007
       211 contracts
       exercise price $35.00                                             (3,165)

      Nordstrom, Inc.
       expires October 2007
       211 contracts
       exercise price $40.00                                             (3,165)

      Nordstrom, Inc.
       expires October 2007
      158 contracts
       exercise price $45.00                                            (11,850)

      Nordstrom, Inc.
       expires January 2008
       211 contracts
       exercise price $40.00                                            (24,265)

-------------------------------------------------------------------------------
Total Written Options- Puts
      (Premiums received $55,430)                                   $   (43,225)
-------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                           $ 121,133,546

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.7%
Advertising Sales - 2.2%
           426,241    Lamar Advertising Co.*                                                                        $    20,873,022
Aerospace and Defense - 1.9%
           307,635    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                               13,511,330
           115,460    Spirit Aerosystems Holdings, Inc.*                                                                  4,496,012
                                                                                                                         18,007,342
Aerospace and Defense - Equipment - 0.3%
            28,400    Alliant Techsystems, Inc.*                                                                          3,104,120
Agricultural Chemicals - 3.3%
           298,320    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             31,532,424
Airlines - 0.9%
           201,713    Ryanair Holdings PLC (ADR)*,#                                                                       8,373,107
Apparel Manufacturers - 0.9%
           538,000    Esprit Holdings, Ltd.                                                                               8,547,812
Automotive - Truck Parts and Equipment - Original - 0.1%
            27,120    Tenneco, Inc.*                                                                                        840,991
Batteries and Battery Systems - 0.7%
            61,860    Energizer Holdings, Inc.*                                                                           6,857,181
Beverages - Wine and Spirits - 0.3%
           352,583    C&C Group PLC                                                                                       2,900,656
Building - Mobile Home and Manufactured Homes - 0.5%
           113,965    Thor Industries, Inc.                                                                               5,127,285
Building - Residential and Commercial - 0.5%
            10,640    NVR, Inc.*,#                                                                                        5,003,460
Building and Construction Products - Miscellaneous - 0.5%
           131,185    USG Corp.*,#                                                                                        4,925,997
Casino Hotels - 0.1%
            71,360    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                      1,177,440
Casino Services - 1.9%
           137,015    International Game Technology                                                                       5,905,347
           322,903    Scientific Games Corp. - Class A*,#                                                                12,141,152
                                                                                                                         18,046,499
Cellular Telecommunications - 1.6%
           145,735    MetroPCS Communications, Inc.*,#                                                                    3,975,651
           139,295    N.I.I. Holdings, Inc.*                                                                             11,443,084
                                                                                                                         15,418,735
Commercial Banks - 0.4%
            80,860    SVB Financial Group*,#                                                                              3,829,530
Commercial Services - 1.2%
           385,443    Iron Mountain, Inc.*                                                                               11,748,303
Commercial Services - Finance - 1.7%
            49,440    Equifax, Inc.                                                                                       1,884,653
           217,339    Jackson Hewitt Tax Service, Inc.                                                                    6,076,798
           134,726    Moody's Corp.                                                                                       6,790,191
            42,100    Wright Express Corp.*                                                                               1,536,229
                                                                                                                         16,287,871
Computer Services - 2.6%
           370,535    Ceridian Corp.*                                                                                    12,872,386
           203,320    IHS, Inc. - Class A*                                                                               11,485,547
                                                                                                                         24,357,933
Computers - 1.5%
            91,469    Apple, Inc.*                                                                                       14,044,150
Consulting Services - 0.6%
           228,385    Gartner Group, Inc.*                                                                                5,586,297
Containers - Metal and Glass - 5.4%
           457,346    Ball Corp.                                                                                         24,582,347
           652,342    Owens-Illinois, Inc.*                                                                              27,039,575
                                                                                                                         51,621,922
Data Processing and Management - 2.9%
           139,550    Global Payments, Inc.                                                                               6,170,901
           151,169    NAVTEQ Corp.*                                                                                      11,786,647
           226,360    Paychex, Inc.                                                                                       9,280,760
                                                                                                                         27,238,308
Diagnostic Kits - 2.4%
           304,405    Dade Behring Holdings, Inc.                                                                        23,241,322
Distribution/Wholesale - 0.9%
         1,967,000    Li & Fung, Ltd.                                                                                     8,350,722
Diversified Operations - 1.1%
            83,065    Harsco Corp.                                                                                        4,923,263
        15,530,207    Polytec Asset Holdings, Ltd. ++++                                                                   5,314,527
                                                                                                                         10,237,790
E-Commerce/Services - 0.3%
           167,040    Liberty Media Corp. - Interactive*                                                                  3,208,838
Electric Products - Miscellaneous - 1.0%
           218,170    AMETEK, Inc.                                                                                        9,429,307
Electronic Components - Semiconductors - 0.8%
            98,644    International Rectifier Corp.*                                                                      3,254,266
           110,995    Microchip Technology, Inc.                                                                          4,031,338
                                                                                                                          7,285,604
Electronic Connectors - 0.4%
            90,240    Amphenol Corp. - Class A                                                                            3,587,942
Electronic Measuring Instruments - 1.1%
           255,915    Trimble Navigation, Ltd.*                                                                          10,034,427
Entertainment Software - 1.2%
           393,925    Activision, Inc.*                                                                                   8,504,841
            53,310    Electronic Arts, Inc.*                                                                              2,984,827
                                                                                                                         11,489,668
Fiduciary Banks - 0.9%
           128,953    Northern Trust Corp.                                                                                8,545,715
Finance - Consumer Loans - 0.5%
           237,835    Nelnet, Inc. - Class A#                                                                             4,338,110
Finance - Investment Bankers/Brokers - 0.3%
           122,605    optionsXpress Holdings, Inc.                                                                        3,204,895
Finance - Other Services - 1.2%
            20,013    CME Group, Inc.#                                                                                   11,754,636
Food - Canned - 0.8%
           286,945    TreeHouse Foods, Inc.*                                                                              7,761,862
Gambling - Non-Hotel - 0.2%
           137,200    Great Canadian Gaming Corp.*                                                                        1,690,165
Human Resources - 0.2%
            60,745    Robert Half International, Inc.                                                                     1,813,846
Independent Power Producer - 0.9%
           200,800    NRG Energy, Inc.*                                                                                   8,491,832
Industrial Automation and Robotics - 0.4%
            58,186    Rockwell Automation, Inc.                                                                           4,044,509
Instruments - Controls - 0.5%
            51,005    Mettler-Toledo International, Inc.*                                                                 5,202,510
Instruments - Scientific - 1.3%
           206,836    Thermo Fisher Scientific, Inc.*                                                                    11,938,574
Investment Management and Advisory Services - 3.5%
           119,450    National Financial Partners Corp.                                                                   6,328,461
           479,251    T. Rowe Price Group, Inc.                                                                          26,689,488
                                                                                                                         33,017,949
Life and Health Insurance - 0.5%
         1,408,314    Sanlam, Ltd.                                                                                        4,559,062
Machinery - General Industrial - 0.4%
         4,742,000    Shanghai Electric Group Company, Ltd.                                                               3,696,919
Machinery - Pumps - 0.5%
           112,135    Graco, Inc.                                                                                         4,385,600
Medical - Biomedical and Genetic - 2.7%
           367,001    Celgene Corp.*                                                                                     26,170,841
Medical - HMO - 1.8%
           281,381    Coventry Health Care, Inc.*                                                                        17,504,712
Medical - Nursing Homes - 1.1%
           165,900    Manor Care, Inc.                                                                                   10,683,960
Medical Instruments - 1.0%
            22,582    Intuitive Surgical, Inc.*                                                                           5,193,860
            55,460    Kyphon, Inc.*                                                                                       3,882,200
                                                                                                                          9,076,060
Medical Labs and Testing Services - 0.4%
            44,070    Covance, Inc.*                                                                                      3,433,053
Metal Processors and Fabricators - 1.0%
            61,745    Precision Castparts Corp.                                                                           9,137,025
Multi-Line Insurance - 1.1%
           189,251    Assurant, Inc.                                                                                     10,124,929
Multimedia - 0.8%
           440,112    Publishing & Broadcasting, Ltd.                                                                     7,691,331
Networking Products - 0.7%
           176,645    Juniper Networks, Inc.*                                                                             6,466,973
Oil - Field Services - 0.4%
           152,810    BJ Services Co.                                                                                     4,057,106
Oil and Gas Drilling - 1.1%
            84,160    Helmerich & Payne, Inc.                                                                             2,762,973
           260,060    Nabors Industries, Ltd.*                                                                            8,002,046
                                                                                                                         10,765,019
Oil Companies - Exploration and Production - 3.3%
           111,795    Chesapeake Energy Corp.#                                                                            3,941,892
           323,239    EOG Resources, Inc.                                                                                23,379,876
            92,390    Forest Oil Corp.*                                                                                   3,976,466
                                                                                                                         31,298,234
Physician Practice Management - 1.1%
           165,510    Pediatrix Medical Group, Inc.*                                                                     10,827,664
Property and Casualty Insurance - 0.4%
           129,898    W. R. Berkley Corp.                                                                                 3,848,878
Racetracks - 1.2%
           188,535    Penn National Gaming, Inc.*                                                                        11,127,336
Real Estate Management/Services - 0.5%
           170,225    CB Richard Ellis Group, Inc.*                                                                       4,739,064
Real Estate Operating/Development - 0.6%
           167,575    St. Joe Co.#                                                                                        5,632,196
Reinsurance - 1.6%
             3,794    Berkshire Hathaway, Inc. - Class B*                                                                14,993,888
REIT - Diversified - 0.6%
           304,196    CapitalSource, Inc.#                                                                                6,156,927
Rental Auto/Equipment - 0.4%
           167,250    Hertz Global Holdings, Inc.*                                                                        3,799,920
Respiratory Products - 1.8%
           358,579    Respironics, Inc.*                                                                                 17,222,549
Retail - Apparel and Shoe - 2.1%
           131,950    Abercrombie & Fitch Co. - Class A                                                                  10,648,365
            74,730    J. Crew Group, Inc.*,#                                                                              3,101,295
           138,025    Nordstrom, Inc.                                                                                     6,471,992
                                                                                                                         20,221,652
Retail - Office Supplies - 1.1%
           500,760    Staples, Inc.                                                                                      10,761,332
Schools - 0.3%
            50,884    Apollo Group, Inc. - Class A*                                                                       3,060,673
Semiconductor Components/Integrated Circuits - 2.8%
           672,165    Cypress Semiconductor Corp.*                                                                       19,633,939
           441,548    Marvell Technology Group, Ltd.*                                                                     7,228,141
                                                                                                                         26,862,080
Software Tools - 0.2%
            24,260    VMware, Inc.*                                                                                       2,062,100
Telecommunication Equipment - 0.5%
            88,845    CommScope, Inc.*                                                                                    4,463,573
Telecommunication Services - 2.2%
           269,807    Amdocs, Ltd. (U.S. Shares)*                                                                        10,034,122
           119,375    SAVVIS, Inc.*                                                                                       4,629,363
           283,500    Time Warner Telecom, Inc. - Class A*                                                                6,228,495
                                                                                                                         20,891,980
Therapeutics - 1.7%
           267,512    Gilead Sciences, Inc.*                                                                             10,933,216
           263,680    MannKind Corp.*,#                                                                                   2,552,422
            40,960    United Therapeutics Corp.*,#                                                                        2,725,478
                                                                                                                         16,211,116
Toys - 0.5%
           186,835    Marvel Entertainment, Inc.*                                                                         4,379,412
Transportation - Equipment and Leasing - 0.3%
            74,540    GATX Corp.                                                                                          3,186,585
Transportation - Railroad - 0.9%
           146,500    Canadian National Railway Co. (U.S. Shares)                                                         8,350,500
Transportation - Services - 1.4%
           128,920    C.H. Robinson Worldwide, Inc.                                                                       6,999,066
           133,042    Expeditors International of Washington, Inc.                                                        6,292,887
                                                                                                                         13,291,953
Transportation - Truck - 0.6%
           143,280    Landstar System, Inc.                                                                               6,013,462
Web Hosting/Design - 0.7%
            72,148    Equinix, Inc.*,#                                                                                    6,398,806
Wireless Equipment - 2.5%
           589,950    Crown Castle International Corp.*                                                                  23,969,669
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $534,600,950)                                                                                  901,644,747
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.4%
         4,221,804    Janus Institutional Cash Management Fund - Institutional Shares, 5.53% (cost $4,221,804)            4,221,804
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.9%
        46,750,572    Allianz Dresdner Daily Asset Fund + (cost $46,750,572)                                             46,750,572
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $585,573,326) - 100%                                                                  $   952,617,123
===================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

Australia                                   $      7,691,331                0.8%
Bermuda                                           32,128,721                3.4%
Brazil                                            13,511,330                1.4%
Canada                                            41,573,089                4.4%
Cayman Islands                                     5,314,527                0.6%
China                                              3,696,919                0.4%
Hong Kong                                          1,177,440                0.1%
Ireland                                           11,273,763                1.2%
South Africa                                       4,559,062                0.5%
United Kingdom                                    10,034,122                1.0%
United States++                                  821,656,819               86.2%
-------------------------------------------------------------------------------
Total                                       $    952,617,123              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (80.9% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio
Polytec Asset Holdings, Ltd.                          5/5/06          $4,007,795       $5,314,527          0.6%
--------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.3%
Agricultural Chemicals - 1.0%
             7,600    Agrium, Inc. (U.S. Shares)                                                                    $       413,288
             7,900    Mosaic Co.*                                                                                           422,808
                                                                                                                            836,096
Airlines - 1.0%
            54,500    Southwest Airlines Co.                                                                                806,600
Applications Software - 0.5%
            13,600    Intuit, Inc.*                                                                                         412,080
Automotive - Truck Parts and Equipment - Original - 0.3%
             2,600    Magna International, Inc. - Class A (U.S. Shares)                                                     250,406
Beverages - Non-Alcoholic - 0.8%
             9,100    PepsiCo, Inc.                                                                                         666,666
Brewery - 0.4%
             3,600    Molson Coors Brewing Co. - Class B                                                                    358,812
Chemicals - Diversified - 0.4%
            12,600    Huntsman Corp.                                                                                        333,774
Chemicals - Specialty - 1.1%
            27,900    Chemtura Corp.                                                                                        248,031
            10,200    Lubrizol Corp.                                                                                        663,612
                                                                                                                            911,643
Coal - 0.6%
            13,500    Arch Coal, Inc.                                                                                       455,490
Commercial Banks - 3.2%
             8,900    Bank of Hawaii Corp.                                                                                  470,365
            34,600    Colonial BancGroup, Inc.                                                                              748,052
             7,300    Cullen/Frost Bankers, Inc.                                                                            365,876
            16,400    First Midwest Bancorp, Inc.                                                                           560,224
            19,935    Valley National Bancorp#                                                                              442,158
                                                                                                                          2,586,675
Commercial Services - 0.3%
            14,000    Convergys Corp.*                                                                                      243,040
Computers - Integrated Systems - 1.0%
            18,300    Diebold, Inc.                                                                                         831,186
Computers - Memory Devices - 0.3%
            10,900    Western Digital Corp.*                                                                                275,988
Consumer Products - Miscellaneous - 1.0%
             6,800    Clorox Co.                                                                                            414,732
             5,700    Kimberly-Clark Corp.                                                                                  400,482
                                                                                                                            815,214
Containers - Metal and Glass - 0.7%
            11,000    Ball Corp.                                                                                            591,250
Cosmetics and Toiletries - 0.9%
            10,000    Procter & Gamble Co.                                                                                  703,400
Data Processing and Management - 1.5%
             9,900    Fiserv, Inc.*                                                                                         503,514
            16,500    Global Payments, Inc.                                                                                 729,630
                                                                                                                          1,233,144
Distribution/Wholesale - 2.0%
            10,300    Genuine Parts Co.                                                                                     515,000
            17,800    Tech Data Corp.*                                                                                      714,136
             4,500    W.W. Grainger, Inc.                                                                                   410,355
                                                                                                                          1,639,491
Diversified Operations - 2.2%
            24,000    Dover Corp.                                                                                         1,222,800
            10,000    Illinois Tool Works, Inc.                                                                             596,400
                                                                                                                          1,819,200
Electric - Integrated - 3.1%
            36,100    DPL, Inc.#                                                                                            947,986
            21,100    PPL Corp.                                                                                             976,930
             6,900    Public Service Enterprise Group, Inc.                                                                 607,131
                                                                                                                          2,532,047
Electronic Components - Miscellaneous - 0.6%
            39,800    Vishay Intertechnology, Inc.*                                                                         518,594
Electronic Components - Semiconductors - 1.2%
            39,600    QLogic Corp.*                                                                                         532,620
            18,400    Xilinx, Inc.                                                                                          480,976
                                                                                                                          1,013,596
Electronic Connectors - 0.7%
             9,800    Thomas & Betts Corp.*                                                                                 574,672
Electronic Measuring Instruments - 0.9%
            20,900    Agilent Technologies, Inc.*                                                                           770,792
Engineering - Research and Development Services - 1.0%
            15,000    URS Corp.*                                                                                            846,750
E-Services/Consulting - 0.4%
            14,900    Websense, Inc.*                                                                                       293,977
Food - Diversified - 1.4%
            11,800    General Mills, Inc.                                                                                   684,518
            13,100    Kraft Foods, Inc. - Class A                                                                           452,081
                                                                                                                          1,136,599
Gas - Distribution - 0.6%
            15,000    Southern Union Co.                                                                                    466,650
Gold Mining - 1.2%
            33,300    Goldcorp, Inc. (U.S. Shares)                                                                        1,017,648
Hotels and Motels - 0.8%
            10,300    Starwood Hotels & Resorts Worldwide, Inc.                                                             625,725
Instruments - Scientific - 2.3%
            20,500    Applera Corp. - Applied Biosystems Group                                                              710,120
            16,200    PerkinElmer, Inc.                                                                                     473,202
            11,700    Thermo Fisher Scientific, Inc.*                                                                       675,324
                                                                                                                          1,858,646
Internet Infrastructure Equipment - 0.6%
            16,000    Avocent Corp.*                                                                                        465,920
Investment Management and Advisory Services - 4.6%
            18,000    AllianceBernstein Holding L.P.                                                                      1,585,260
            26,800    Invesco PLC (ADR)                                                                                     731,640
             6,800    Legg Mason, Inc.                                                                                      573,172
            32,800    Waddell & Reed Financial, Inc. - Class A                                                              886,584
                                                                                                                          3,776,656
Lasers - Systems and Components - 0.4%
             7,500    Cymer, Inc.*                                                                                          287,925
Life and Health Insurance - 2.2%
            10,000    AFLAC, Inc.                                                                                           570,400
            28,500    Protective Life Corp.                                                                               1,209,540
                                                                                                                          1,779,940
Machinery - Farm - 0.8%
             4,500    Deere & Co.                                                                                           667,890
Medical - Biomedical and Genetic - 0.9%
             8,600    Charles River Laboratories International, Inc.*                                                       482,890
             3,000    Invitrogen Corp.*                                                                                     245,190
                                                                                                                            728,080
Medical - Drugs - 2.0%
             8,900    Eli Lilly and Co.                                                                                     506,677
            13,100    Endo Pharmaceuticals Holdings, Inc.*                                                                  406,231
            15,400    Wyeth                                                                                                 686,070
                                                                                                                          1,598,978
Medical - Generic Drugs - 0.6%
             7,900    Barr Pharmaceuticals, Inc.*                                                                           449,589
Medical - HMO - 1.0%
             6,500    Coventry Health Care, Inc.*                                                                           404,365
             7,700    Health Net, Inc.*                                                                                     416,185
                                                                                                                            820,550
Medical Instruments - 0.5%
             8,300    St. Jude Medical, Inc.*                                                                               365,781
Medical Labs and Testing Services - 0.5%
             5,000    Laboratory Corporation of America Holdings*                                                           391,150
Medical Products - 2.6%
            13,600    Covidien, Ltd.                                                                                        564,400
             8,500    Johnson & Johnson                                                                                     558,450
            10,400    Varian Medical Systems, Inc.*                                                                         435,656
             6,700    Zimmer Holdings, Inc.*                                                                                542,633
                                                                                                                          2,101,139
Metal - Aluminum - 0.6%
            13,500    Alcoa, Inc.                                                                                           528,120
Motorcycle and Motor Scooter Manufacturing - 0.4%
             6,300    Harley-Davidson, Inc.                                                                                 291,123
Multi-Line Insurance - 1.2%
            52,500    Old Republic International Corp.                                                                      983,850
Non-Hazardous Waste Disposal - 2.1%
            32,700    Republic Services, Inc.                                                                             1,069,617
            17,000    Waste Management, Inc.                                                                                641,580
                                                                                                                          1,711,197
Office Automation and Equipment - 1.8%
            22,700    Pitney Bowes, Inc.                                                                                  1,031,034
            27,100    Xerox Corp.*                                                                                          469,914
                                                                                                                          1,500,948
Oil - Field Services - 0.5%
            15,000    BJ Services Co.                                                                                       398,250
Oil and Gas Drilling - 1.0%
             8,000    Global Santa Fe Corp. (U.S. Shares)                                                                   608,160
             7,600    Nabors Industries, Ltd.*                                                                              233,852
                                                                                                                            842,012
Oil Companies - Exploration and Production - 6.2%
            20,000    Anadarko Petroleum Corp.                                                                            1,075,000
            16,000    Bill Barrett Corp.*,#                                                                                 630,560
            15,300    Chesapeake Energy Corp.#                                                                              539,478
             3,000    Devon Energy Corp.                                                                                    249,600
            18,000    Forest Oil Corp.*                                                                                     774,720
            15,700    Newfield Exploration Co.*                                                                             756,112
             7,318    Noble Energy, Inc.                                                                                    512,553
            12,100    Southwestern Energy Co.*                                                                              506,385
                                                                                                                          5,044,408
Oil Field Machinery and Equipment - 0.5%
             7,400    Grant Prideco, Inc.*                                                                                  403,448
Oil Refining and Marketing - 0.5%
             5,500    Valero Energy Corp.                                                                                   369,490
Paper and Related Products - 2.6%
            12,100    Potlatch Corp.                                                                                        544,863
            13,500    Rayonier, Inc.                                                                                        648,540
            17,800    Temple-Inland, Inc.                                                                                   936,814
                                                                                                                          2,130,217
Pharmacy Services - 0.6%
            15,000    Omnicare, Inc.                                                                                        496,950
Pipelines - 2.7%
            14,200    Enterprise Products Partners L.P.#                                                                    429,550
             9,300    Equitable Resources, Inc.                                                                             482,391
            15,000    Kinder Morgan Energy Partners L.P.                                                                    741,000
            10,100    Plains All American Pipeline L.P.                                                                     550,349
                                                                                                                          2,203,290
Property and Casualty Insurance - 0.8%
            34,900    Progressive Corp.                                                                                     677,409
Reinsurance - 2.0%
               319    Berkshire Hathaway, Inc. - Class B*                                                                 1,260,688
             3,300    Everest Re Group, Ltd.                                                                                363,792
                                                                                                                          1,624,480
REIT - Apartments - 1.1%
            11,500    Equity Residential Properties Trust                                                                   487,140
             8,100    Home Properties, Inc.                                                                                 422,658
                                                                                                                            909,798
REIT - Mortgages - 1.3%
            41,600    Annaly Mortgage Management, Inc.                                                                      662,688
            10,900    Redwood Trust, Inc.#                                                                                  362,098
                                                                                                                          1,024,786
REIT - Office Property - 0.6%
             4,500    SL Green Realty Corp.                                                                                 525,465
REIT - Regional Malls - 1.0%
             3,400    Macerich Co.                                                                                          297,772
            13,800    Pennsylvania Real Estate Investment Trust#                                                            537,372
                                                                                                                            835,144
REIT - Warehouse and Industrial - 0.7%
             8,200    ProLogis                                                                                              544,070
Rental Auto/Equipment - 0.1%
             1,900    Aaron Rents, Inc.                                                                                      42,370
Retail - Apparel and Shoe - 0.9%
            44,000    Charming Shoppes, Inc.*                                                                               369,600
            15,700    Ross Stores, Inc.                                                                                     402,548
                                                                                                                            772,148
Retail - Auto Parts - 1.4%
            25,500    Advance Auto Parts, Inc.                                                                              855,780
             2,800    AutoZone, Inc.*                                                                                       325,192
                                                                                                                          1,180,972
Retail - Consumer Electronics - 0.4%
             6,600    Best Buy Company, Inc.                                                                                303,732
Retail - Discount - 0.8%
            23,100    TJX Companies, Inc.                                                                                   671,517
Retail - Drug Store - 0.6%
            12,210    CVS/Caremark Corp.                                                                                    483,882
Retail - Mail Order - 0.5%
            11,400    Williams-Sonoma, Inc.                                                                                 371,868
Retail - Office Supplies - 0.5%
            17,500    Staples, Inc.                                                                                         376,075
Retail - Regional Department Stores - 0.6%
            14,800    Macy's, Inc.                                                                                          478,336
Savings/Loan/Thrifts - 0.5%
            14,200    Astoria Financial Corp.                                                                               376,726
Semiconductor Equipment - 0.5%
            21,200    Applied Materials, Inc.                                                                               438,840
Super-Regional Banks - 2.8%
             9,400    PNC Bank Corp.                                                                                        640,140
            10,400    SunTrust Banks, Inc.                                                                                  786,968
            27,000    U.S. Bancorp                                                                                          878,310
                                                                                                                          2,305,418
Telecommunication Services - 0.6%
             9,400    Embarq Corp.                                                                                          522,640
Telephone - Integrated - 1.1%
             6,600    CenturyTel, Inc.                                                                                      305,052
            29,200    Sprint Nextel Corp.                                                                                   554,800
                                                                                                                            859,852
Transportation - Railroad - 2.0%
            24,900    Kansas City Southern*                                                                                 801,033
            15,300    Norfolk Southern Corp.                                                                                794,223
                                                                                                                          1,595,256
Transportation - Truck - 0.6%
             9,400    J.B. Hunt Transport Services, Inc.                                                                    247,220
            15,500    Knight Transportation, Inc.#                                                                          266,755
                                                                                                                            513,975
Wireless Equipment - 1.1%
            18,400    Motorola, Inc.                                                                                        340,952
            14,100    Telefonaktiebolaget LM Ericsson (ADR)                                                                 561,180
                                                                                                                            902,132
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $65,641,810)                                                                                    76,099,643
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.5%
         1,923,000    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.53%                                                              1,923,000
           938,951    Janus Institutional Money Market
                          Fund - Institutional Shares, 5.45%                                                                938,951
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,861,951)                                                                                     2,861,951
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
         2,633,550    Allianz Dresdner Daily Asset Fund+
                          (cost $2,633,550)                                                                               2,633,550
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $71,137,311) - 100%                                                                   $    81,595,144
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $        597,644                0.7%
Canada                                             1,681,342                2.1%
Cayman Islands                                       608,160                0.7%
Sweden                                               561,180                0.7%
United States++                                   78,146,818               95.8%
-------------------------------------------------------------------------------
Total                                       $     81,595,144              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (89.1% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper- 31.2%
$          494,000    Atlantic Asset Securitization LLC, 6.00%, 10/18/07 (Section 4(2))                             $       492,600
           540,000    Banco Bilbao Vizcaya, 5.20%, 10/24/07 (Section 4(2))                                                  538,206
           540,000    Bavaria TRR Corp., 5.20%, 12/4/07 (Section 4(2))                                                      535,008
           494,000    Bryant Park Funding LLC, 6.00%, 11/21/07 (Section 4(2))                                               489,801
           450,000    Check Point Charlie, Inc., 5.28%, 10/24/07 (Section 4(2))                                             448,482
           540,000    La Fayette Asset Securitization LLC, 5.40%, 10/18/07 (Section 4(2))                                   538,623
           297,000    Morrigan TRR Funding LLC, 6.25%, 11/5/07 (Section 4(2))                                               295,195
           540,000    Scaldis Capital LLC, 5.25%, 10/22/07 (Section 4(2))                                                   538,346
           540,000    Thames Asset Global Securitization No. 1, Inc., 5.20%, 10/22/07 (Section 4(2))                        538,362
           540,000    Three Pillars Funding LLC, 5.30%, 10/15/07 (Section 4(2))                                             538,898
           540,000    Victory Receivables Corp., 5.25%, 10/15/07 (Section 4(2))                                             538,898
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $5,492,419)                                                                                  5,492,419
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 53.9%
         4,400,000    Bank of America Securities LLC, 5.00%
                       dated 9/28/07, maturing 10/01/07
                       to be repurchased at $4,401,833
                       collateralized by $4,717,767
                       in U.S. Government Agencies
                       0.873% - 5.50%, 3/15/29 - 6/15/36
                       with a value of $4,488,000                                                                         4,400,000
         4,400,000    ING Financial Markets LLC, 5.15% dated 9/28/07, maturing
                       10/1/07 to be repurchased at $4,401,888 collateralized by
                       $48,145,757 in U.S. Government Agencies 0% - 5.50%,
                       4/15/18 - 3/25/37
                       with a value of $4,488,183                                                                         4,400,000
           700,000    UBS Financial Services, Inc., 5.12%
                       dated 9/28/07, maturing 10/1/07
                       to be repurchased at $700,299
                       collateralized by $4,360,570
                       in U.S. Government Agencies
                       2.38625% - 2.49875%, 1/1/18 - 5/1/37
                       with a value of $714,001                                                                             700,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $9,500,000)                                                                             9,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 9.3%
           200,000    Anaheim California Housing Authority Multifamily Housing Revenue
                       (Cobblestone), 5.18%, 3/15/33                                                                        200,000
           630,000    Arapahoe County, Colorado, Industrial Development Revenue
                       (Cottrell), Series B, 5.24%, 10/1/19                                                                 630,000
           810,000    Medical Properties, Inc., North Dakota
                       (Dakota Clinic Project), 5.47%, 12/22/24                                                             810,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $1,640,000)                                                                1,640,000
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 5.6%
         1,000,000    Fannie Mae, 4.90%, 11/21/07 (cost $993,058)                                                           993,058
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $17,625,477) - 100%                                                                   $    17,625,477
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2007.

Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a portfolio to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.1%
Advanced Materials/Products - 2.0%
             5,753    Ceradyne, Inc.*                                                                               $       435,732
Applications Software - 0.9%
            10,985    Quest Software, Inc.*                                                                                 188,503
Building - Mobile Home and Manufactured Homes - 2.2%
            10,302    Thor Industries, Inc.                                                                                 463,487
Building and Construction - Miscellaneous - 1.5%
            10,277    Dycom Industries, Inc.*                                                                               314,785
Building Products - Lighting Fixtures - 1.1%
             3,671    Genlyte Group, Inc.*                                                                                  235,898
Chemicals - Diversified - 1.2%
             5,106    FMC Corp.                                                                                             265,614
Collectibles - 0.5%
             3,824    RC2 Corp.*                                                                                            105,887
Commercial Banks - 9.5%
             5,986    1st Source Corp.                                                                                      137,079
             5,755    BancFirst Corp.                                                                                       258,227
             3,335    Camden National Corp.                                                                                 116,658
             6,240    Community Bank System, Inc.                                                                           121,805
             8,775    East West Bancorp, Inc.                                                                               315,550
               950    First Citizens BancShares, Inc. - Class A                                                             165,680
             4,833    Omega Financial Corp.                                                                                 127,640
             6,066    Simmons First National Corp. - Class A                                                                159,778
            11,971    TriCo Bancshares                                                                                      266,594
             4,747    UMB Financial Corp.                                                                                   203,456
             6,218    United Community Banks, Inc.                                                                          152,465
                                                                                                                          2,024,932
Commercial Services - 2.1%
            10,486    Steiner Leisure, Ltd.*                                                                                455,092
Commercial Services - Finance - 3.3%
            14,254    Deluxe Corp.                                                                                          525,117
             6,700    Jackson Hewitt Tax Service, Inc.                                                                      187,332
                                                                                                                            712,449
Computer Services - 0.7%
             2,737    CACI International, Inc.*                                                                             139,833
Consulting Services - 1.9%
             8,117    FTI Consulting, Inc.*                                                                                 408,366
Consumer Products - Miscellaneous - 2.3%
            15,596    Jarden Corp.*                                                                                         482,540
Containers - Metal and Glass - 2.9%
            14,705    Owens-Illinois, Inc.*                                                                                 609,522
Diversified Operations - 2.3%
             8,400    Crane Co.                                                                                             402,948
           241,259    Polytec Asset Holdings, Ltd.++++                                                                       82,560
                                                                                                                            485,508
Electric - Integrated - 1.9%
             5,566    ALLETE, Inc.                                                                                          249,134
             4,166    Otter Tail Corp.                                                                                      148,518
                                                                                                                            397,652
Electronic Components - Miscellaneous - 0.9%
             8,046    Benchmark Electronics, Inc.*                                                                          192,058
Electronic Components - Semiconductors - 3.1%
            19,437    Microsemi Corp.*                                                                                      541,904
            14,418    MIPS Technologies, Inc.*                                                                              113,902
                                                                                                                            655,806
Electronic Measuring Instruments - 1.7%
             8,975    Trimble Navigation, Ltd.*                                                                             351,910
Finance - Consumer Loans - 2.2%
            25,180    Nelnet, Inc. - Class A                                                                                459,283
Financial Guarantee Insurance - 1.3%
            30,640    Ram Holdings, Ltd.*                                                                                   284,952
Food - Diversified - 0.7%
             4,022    J & J Snack Foods Corp.                                                                               140,046
Food - Retail - 1.8%
             5,175    Ruddick Corp.                                                                                         173,570
             4,953    Weis Markets, Inc.                                                                                    211,443
                                                                                                                            385,013
Gas - Distribution - 0.9%
             2,982    Atmos Energy Corp.                                                                                     84,450
             4,012    Piedmont Natural Gas Company, Inc.                                                                    100,661
                                                                                                                            185,111
Internet Applications Software - 0.6%
             9,493    Interwoven, Inc.*                                                                                     135,085
Internet Incubators - 1.6%
           153,039    Safeguard Scientifics, Inc.*                                                                          350,459
Internet Infrastructure Equipment - 1.1%
             8,050    Avocent Corp.*                                                                                        234,416
Investment Companies - 1.5%
            18,658    KKR Fincial Holdings LLC                                                                              314,387
Investment Management and Advisory Services - 1.0%
             3,996    National Financial Partners Corp.                                                                     211,708
Lasers - Systems and Components - 2.7%
             9,430    Cymer, Inc.*                                                                                          362,018
             8,280    Excel Technology, Inc.*                                                                               206,586
                                                                                                                            568,604
Machinery - Electrical - 0.9%
             4,222    Regal-Beloit Corp.                                                                                    202,192
Machinery - Farm - 0.8%
             6,699    Alamo Group, Inc.                                                                                     164,728
Machinery - General Industrial - 1.9%
            13,105    Applied Industrial Technologies, Inc.                                                                 404,027
Medical - HMO - 0.5%
             2,470    Magellan Health Services, Inc.*                                                                       100,233
Medical - Outpatient and Home Medical Care - 1.1%
             5,030    LHC Group LLC*                                                                                        107,994
             6,168    Radiation Therapy Services, Inc.*                                                                     128,418
                                                                                                                            236,412
Medical Instruments - 0.5%
             3,611    CONMED Corp.*                                                                                         101,072
Multi-Line Insurance - 1.5%
            10,954    American Financial Group, Inc.                                                                        312,408
Non-Ferrous Metals - 2.0%
             5,331    RTI International Metals, Inc.*                                                                       422,535
Oil - Field Services - 1.2%
            11,838    TETRA Technologies, Inc.*                                                                             250,255
Oil and Gas Drilling - 1.2%
             3,310    Atwood Oceanics, Inc.*                                                                                253,414
Oil Companies - Exploration and Production - 4.9%
             9,947    Forest Oil Corp.*                                                                                     428,119
             9,380    Mariner Energy, Inc.*                                                                                 194,260
             4,850    Plains Exploration & Production Co.*                                                                  214,467
             5,623    St. Mary Land & Exploration Co.                                                                       200,572
                                                                                                                          1,037,418
Printing - Commercial - 4.1%
            21,817    Cenveo, Inc.*                                                                                         471,901
             6,264    Consolidated Graphics, Inc.*                                                                          393,317
                                                                                                                            865,218
Real Estate Management/Services - 0.7%
            12,847    HFF, Inc.*                                                                                            152,494
Recreational Vehicles - 0.5%
             2,300    Polaris Industries, Inc.                                                                              100,326
REIT - Diversified - 0.7%
            14,990    CapLease, Inc.                                                                                        153,648
REIT - Health Care - 2.5%
            18,800    Medical Properties Trust, Inc.                                                                        250,416
             9,645    Nationwide Health Properties, Inc.                                                                    290,604
                                                                                                                            541,020
REIT - Office Property - 2.6%
             2,157    Alexandria Real Estate Equities, Inc.                                                                 207,633
            19,504    American Financial Realty Trust                                                                       157,007
             2,941    Kilroy Realty Corp.                                                                                   178,313
                                                                                                                            542,953
REIT - Regional Malls - 1.9%
             7,296    Taubman Centers, Inc.                                                                                 399,456
REIT - Shopping Centers - 1.0%
             7,627    Acadia Realty Trust                                                                                   206,921
REIT - Warehouse and Industrial - 1.0%
             9,547    First Potomac Realty Trust                                                                            208,125
Savings/Loan/Thrifts - 0.5%
             5,171    Provident Financial Holdings, Inc.                                                                    115,158
Telephone - Integrated - 1.4%
             3,617    Golden Telecom, Inc.                                                                                  291,132
Transportation - Equipment and Leasing - 1.7%
             8,281    GATX Corp.                                                                                            354,013
Transportation - Truck - 1.4%
            12,715    Old Dominion Freight Line, Inc.*                                                                      304,779
Water - 0.8%
             4,533    American States Water Co.                                                                             176,787
Wire and Cable Products - 1.4%
             6,494    Belden, Inc.                                                                                          304,634
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $17,439,179)                                                                                    20,395,996
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.9%
           837,000    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.53%
                          (cost $837,000)                                                                                   837,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $18,276,179) - 100%                                                                   $    21,232,996
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Bermuda                                     $        284,952                1.3%
Cayman Islands                                        82,560                0.4%
United States++                                   20,865,484               98.3%
                                                                          -----
Total                                       $     21,232,996              100.0%
                                            ================              =====

++    Includes Short-Term Securities (94.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust


*     Non-income-producing security.

++++  Schedule of Restricted and Illiquid Securities (as of September 30, 2007)

                                                                                                     Value as a % of
                                                    Acquisition       Acquisition                      Investment
                                                       Date               Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio

Polytec Asset Holdings, Ltd.                          5/5/06          $  62,260        $  82,560           0.4%
--------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2007. The issuer incurs all registration costs.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.0%
Advertising Services - 0.4%
           457,355    WPP Group PLC                                                                                 $     6,194,002
Agricultural Chemicals - 3.8%
           333,755    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             35,277,903
           108,363    Syngenta A.G.                                                                                      23,366,936
                                                                                                                         58,644,839
Apparel Manufacturers - 3.4%
         3,256,300    Esprit Holdings, Ltd.                                                                              51,736,508
Applications Software - 1.2%
         3,994,865    Misys PLC                                                                                          18,061,520
Audio and Video Products - 1.0%
           303,500    Sony Corp.                                                                                         14,719,155
Automotive - Cars and Light Trucks - 1.0%
           233,455    BMW A.G.                                                                                           15,095,221
                15    Nissan Motor Company, Ltd.                                                                                150
                                                                                                                         15,095,371
Broadcast Services and Programming - 1.1%
           427,760    Liberty Global, Inc. - Class A*                                                                    17,546,715
Building - Residential and Commercial - 5.4%
           860,815    Centex Corp.                                                                                       22,871,854
           906,000    Lennar Corp. - Class A#                                                                            20,520,900
         1,266,010    Pulte Homes, Inc.                                                                                  17,230,396
           997,355    Ryland Group, Inc.#                                                                                21,373,318
                                                                                                                         81,996,468
Building and Construction Products - Miscellaneous - 0.9%
           381,485    USG Corp.*,#                                                                                       14,324,762
Casino Hotels - 0.1%
         1,632,000    Galaxy Entertainment Group, Ltd.*                                                                   1,807,711
Cellular Telecommunications - 1.8%
         7,546,883    Vodafone Group PLC                                                                                 27,250,360
Chemicals - Diversified - 1.4%
           306,600    Shin-Etsu Chemical Company, Ltd.                                                                   21,196,378
Computers - 5.5%
         3,050,325    Dell, Inc.*                                                                                        84,188,969
Distribution/Wholesale - 1.0%
         3,448,800    Li & Fung, Ltd.                                                                                    14,641,572
Diversified Operations - 1.2%
           417,788    Tyco International, Ltd. (U.S. Shares)                                                             18,524,720
E-Commerce/Products - 1.1%
           172,453    Amazon.com, Inc.*                                                                                  16,063,997
E-Commerce/Services - 4.0%
           778,220    eBay, Inc.*                                                                                        30,366,144
           473,745    Expedia, Inc.*,#                                                                                   15,102,991
           547,855    IAC/InterActiveCorp*                                                                               16,254,858
                                                                                                                         61,723,993
Electronic Components - Miscellaneous - 3.4%
           819,119    Koninklijke (Royal) Philips Electronics N.V.                                                       36,964,064
           417,788    Tyco Electronics, Ltd.                                                                             14,802,229
                                                                                                                         51,766,293
Electronic Components - Semiconductors - 2.6%
         3,562,540    ARM Holdings PLC                                                                                   11,223,812
            16,840    Samsung Electronics Company, Ltd.                                                                  10,583,670
           479,490    Texas Instruments, Inc.                                                                            17,544,540
                                                                                                                         39,352,022
Energy - Alternate Sources - 0.2%
            92,620    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       3,695,538
Finance - Investment Bankers/Brokers - 5.0%
           360,259    Citigroup, Inc.                                                                                    16,813,288
           845,908    JP Morgan Chase & Co.                                                                              38,759,504
           392,784    UBS A.G.                                                                                           21,123,951
                                                                                                                         76,696,743
Finance - Mortgage Loan Banker - 1.8%
           117,450    Fannie Mae                                                                                          7,142,135
           332,437    Housing Development Finance Corporation, Ltd.                                                      21,093,561
                                                                                                                         28,235,696
Food - Retail - 0.6%
           104,613    Metro A.G.                                                                                          9,432,711
Insurance Brokers - 3.7%
         1,363,492    Willis Group Holdings, Ltd.                                                                        55,821,362
Investment Companies - 0.1%
           125,446    RHJ International*                                                                                  2,280,479
Medical - Biomedical and Genetic - 1.0%
           267,375    Amgen, Inc.*                                                                                       15,125,404
Medical - Drugs - 1.9%
           188,145    Merck & Company, Inc.                                                                               9,725,215
           292,080    Pfizer, Inc.                                                                                        7,135,514
            71,089    Roche Holding A.G.                                                                                 12,892,516
                                                                                                                         29,753,245
Medical - HMO - 2.0%
           137,845    Aetna, Inc.                                                                                         7,480,848
           109,560    Coventry Health Care, Inc.*                                                                         6,815,728
           333,015    UnitedHealth Group, Inc.                                                                           16,127,916
                                                                                                                         30,424,492
Medical Products - 1.1%
           417,788    Covidien, Ltd.                                                                                     17,338,202
Multimedia - 1.1%
           933,242    Publishing & Broadcasting, Ltd.                                                                    16,309,196
Networking Products - 2.4%
         1,098,565    Cisco Systems, Inc.*                                                                               36,373,487
Pharmacy Services - 2.0%
           340,410    Medco Health Solutions, Inc.*                                                                      30,769,660
Property and Casualty Insurance - 3.2%
           299,270    First American Corp.                                                                               10,959,267
           958,000    Millea Holdings, Inc.                                                                              38,536,875
                                                                                                                         49,496,142
Real Estate Management/Services - 1.1%
            76,500    Daito Trust Construction Company, Ltd.                                                              3,690,118
           443,000    Mitsubishi Estate Company, Ltd.                                                                    12,690,204
                                                                                                                         16,380,322
Real Estate Operating/Development - 1.1%
         3,065,000    CapitaLand, Ltd.                                                                                   16,821,380
Reinsurance - 2.6%
             9,863    Berkshire Hathaway, Inc. - Class B*                                                                38,978,576
Retail - Apparel and Shoe - 1.8%
           414,109    Industria de Diseno Textil S.A.#                                                                   27,904,060
Retail - Consumer Electronics - 1.3%
           196,630    Yamada Denki Company, Ltd.                                                                         19,466,113
Retail - Drug Store - 1.6%
           625,300    CVS/Caremark Corp.                                                                                 24,780,639
Schools - 0.5%
           122,200    Apollo Group, Inc. - Class A*                                                                       7,350,330
Semiconductor Components/Integrated Circuits - 1.4%
         1,322,650    Marvell Technology Group, Ltd.*                                                                    21,651,781
Semiconductor Equipment - 0.6%
           277,540    ASML Holding N.V.*                                                                                  9,200,418
Soap and Cleaning Preparations - 1.0%
           270,829    Reckitt Benckiser PLC                                                                              15,912,540
Telecommunication Equipment - Fiber Optics - 0.5%
           317,550    Corning, Inc.                                                                                       7,827,608
Telephone - Integrated - 1.5%
         1,175,765    Sprint Nextel Corp.                                                                                22,339,535
Television - 6.4%
         6,735,415    British Sky Broadcasting Group PLC                                                                 95,765,499
Transportation - Services - 0.9%
           187,415    United Parcel Service, Inc. - Class B                                                              14,074,867
Web Portals/Internet Service Providers - 3.8%
         2,155,895    Yahoo!, Inc.*                                                                                      57,864,222
Wireless Equipment - 2.5%
           998,750    Nokia Oyj                                                                                          37,964,348
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,109,862,676)                                                                              1,450,869,950
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.1%
         3,762,531    Janus Institutional Cash Management Fund - Institutional Shares, 5.53%                              3,762,531
        12,540,361    Janus Institutional Money Market Fund - Institutional Shares, 5.45%                                12,540,361
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,302,892)                                                                                   16,302,892
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.9%
        59,214,025    Allianz Dresdner Daily Asset Fund+ (cost $59,214,025)                                              59,214,025
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,185,379,593) - 100%                                                                $ 1,526,386,867
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2007 (unaudited)

                                                                % of Investment
Country                                            Value             Securities
-------------------------------------------------------------------------------
Australia                                         16,309,196                1.1%
Belgium                                            2,280,479                0.1%
Bermuda                                          162,375,943               10.7%
Canada                                            35,277,903                2.3%
Cayman Islands                                     3,695,538                0.2%
Finland                                           37,964,348                2.5%
Germany                                           24,527,932                1.6%
Hong Kong                                          1,807,711                0.1%
India                                             21,093,561                1.3%
Japan                                            110,298,993                7.3%
Netherlands                                       46,164,482                3.0%
Singapore                                         16,821,380                1.1%
South Korea                                       10,583,670                0.7%
Spain                                             27,904,060                1.8%
Switzerland                                       57,383,403                3.7%
United Kingdom                                   174,407,733               11.5%
United States++                                  777,490,535               51.0%
-------------------------------------------------------------------------------
Total                                       $  1,526,386,867              100.0%
                                            ================              =====

++ Includes Short-Term Securities and Other Securities (46.0% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of September 30, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Aspen Money Market Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

State Street Bank and Trust Company served as the Portfolios' lending agent for the periods prior to May 24, 2007. Effective May 25, 2007, Dresdner Bank AG became the lending agent for the Portfolios.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of September 30, 2007, the following Portfolios had on loan securities valued as indicated:

----------------------------------------------------- --------------------------
                                                                Value at
  Portfolio                                                September 30, 2007
----------------------------------------------------- --------------------------
Janus Aspen Balanced Portfolio                               $372,923,961
----------------------------------------------------- --------------------------
Janus Aspen Flexible Bond Portfolio                           87,987,043
----------------------------------------------------- --------------------------
Janus Aspen Foreign Stock Portfolio                            793,768
----------------------------------------------------- --------------------------
Janus Aspen Forty Portfolio                                   48,220,868
----------------------------------------------------- --------------------------
Janus Aspen Fundamental Equity Portfolio                       420,926
----------------------------------------------------- --------------------------
Janus Aspen Global Life Sciences Portfolio                     1,895,827
----------------------------------------------------- --------------------------
Janus Aspen Global Technology Portfolio                       10,302,656
----------------------------------------------------- --------------------------
Janus Aspen Growth and Income Portfolio                       4,290,808
----------------------------------------------------- --------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                 201,591
----------------------------------------------------- --------------------------
Janus Aspen International Growth Portfolio                    71,252,937
----------------------------------------------------- --------------------------
Janus Aspen Large Cap Growth Portfolio                        25,736,793
----------------------------------------------------- --------------------------
Janus Aspen Mid Cap Growth Portfolio                          45,349,984
----------------------------------------------------- --------------------------
Janus Aspen Mid Cap Value Portfolio                           2,550,649
----------------------------------------------------- --------------------------
Janus Aspen Worldwide Growth Portfolio                        57,146,654
----------------------------------------------------- --------------------------

As of September 30, 2007, the following Portfolios received cash collateral for securities lending activity as indicated:


----------------------------------------------------- --------------------------
                                                           Cash Collateral at
  Portfolio                                                September 30, 2007
----------------------------------------------------- --------------------------
Janus Aspen Balanced Portfolio                               $380,523,130
----------------------------------------------------- --------------------------
Janus Aspen Flexible Bond Portfolio                           89,723,195
----------------------------------------------------- --------------------------
Janus Aspen Foreign Stock Portfolio                            837,200
----------------------------------------------------- --------------------------
Janus Aspen Forty Portfolio                                   49,218,725
----------------------------------------------------- --------------------------
Janus Aspen Fundamental Equity Portfolio                       433,075
----------------------------------------------------- --------------------------
Janus Aspen Global Life Sciences Portfolio                     1,949,130
----------------------------------------------------- --------------------------
Janus Aspen Global Technology Portfolio                       10,629,971
----------------------------------------------------- --------------------------
Janus Aspen Growth and Income Portfolio                       4,429,268
----------------------------------------------------- --------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                 210,350
----------------------------------------------------- --------------------------
Janus Aspen International Growth Portfolio                    73,739,481
----------------------------------------------------- --------------------------
Janus Aspen Large Cap Growth Portfolio                        26,493,500
----------------------------------------------------- --------------------------
Janus Aspen Mid Cap Growth Portfolio                          46,750,572
----------------------------------------------------- --------------------------
Janus Aspen Mid Cap Value Portfolio                           2,633,550
----------------------------------------------------- --------------------------
Janus Aspen Worldwide Growth Portfolio                        59,214,025
----------------------------------------------------- --------------------------

As of September 30, 2007, all cash collateral received by the Portfolios was invested in the Allianz Dresdner Daily Asset Fund.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. The borrower pays fees at the Portfolios' direction to their Lending Agent. The Lending Agent may retain a portion of the interest earned. The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments (if applicable).

During the nine months ended September 30, 2007, there were no such securities lending agreements for Janus Aspen Money Market Portfolio and Janus Aspen Small Company Value Portfolio.

Futures Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may enter into futures contracts. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian. As of September 30, 2007, the Portfolios were not invested in futures contracts.

Forward Currency Transactions

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio, may engage in "short sales against the box." Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and the Janus Aspen Money Market Portfolio, may also engage in "naked" (uncovered) short sales. Naked short sales involve a Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Portfolios may also be required to pay a premium, which would increase the cost of the security sold. There is no assurance that the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that the Portfolio may recognize upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Portfolio's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Janus Aspen Flexible Bond Portfolio did not participate in mortgage dollar rolls during the nine months ended September 30, 2007.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolio invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average value of borrowings outstanding under bank loan arrangements and the related rate range during the nine months ended September 30, 2007 are indicated in the table below:

-------------------------------------- ------------------------ ----------------

 Portfolio                             Average Monthly Value    Rates
-------------------------------------- ------------------------ ----------------
Janus Aspen Balanced Portfolio         $16,619,302              1.75%-8.11380%
-------------------------------------- ------------------------ ----------------
Janus Aspen Flexible Bond Portfolio    10,157,123               2.10%-9.00%
-------------------------------------- ------------------------ ----------------

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

As of September 30, 2007, Janus Aspen Flexible Bond Portfolio did not hold TBA securities.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio do not intend to invest in high-yield/high-risk bonds.

Swaps

The Portfolios may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Options Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen Money Market Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Aspen Risk-Managed Core Portfolio and Janus Aspen Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Portfolios may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options. Written option activity for the period ended September 30, 2007 is indicated in the tables below.

                                                    Number of        Premiums
Call Options                                        Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Options outstanding at December 31, 2006                  --        $        --
Options written(1)                                       401             43,511
Options closed                                           (49)           (10,408)
Options expired                                         (121)            (6,209)
Options exercised                                        (15)            (1,546)
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                216        $    25,348
-------------------------------------------------------------------------------
(1)   Adjusted for Marathon Oil Corp. 2 for 1 stock split 6/19/07

                                                    Number of        Premiums
Put Options                                         Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Options outstanding at December 31, 2006                  14        $     2,030
Options written                                           --                 --
Options closed                                           (14)            (2,030)
Options expired                                           --                 --
Options exercised                                         --                 --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                 --        $        --
-------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2006                 785        $   112,297
Options written                                        3,924(1)       1,134,838
Options closed                                        (4,562)        (1,141,264)
Options expired                                           --                 --
Options exercised                                         --                 --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                147        $   105,871
-------------------------------------------------------------------------------
(1)   Adjusted for Gamestop Corp. - Class A 2 for 1 stock split 3/19/07

                                                    Number of        Premiums
Put Options                                         Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio

Options outstanding at December 31, 2006                  50        $    14,200
Options written                                           --                 --
Options closed                                           (50)           (14,200)
Options expired                                           --                 --
Options exercised                                         --                 --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                 --        $        --
-------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Options outstanding at December 31, 2006                  --        $        --
Options written                                          160             14,370
Options closed                                           (48)           (10,063)
Options expired                                         (110)            (4,101)
Options exercised                                         (2)              (206)
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                 --        $        --
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Options outstanding at December 31, 2006                 116        $    16,824
Options written                                           --                 --
Options closed                                          (116)           (16,824)
Options expired                                           --                 --
Options exercised                                         --                 --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                 --        $        --
-------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2006               2,339        $   134,199
Options written                                        5,326(1)         250,463
Options closed                                          (312)           (83,101)
Options expired                                       (6,851)          (243,149)
Options exercised                                       (212)           (17,431)
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                290        $    40,981
-------------------------------------------------------------------------------
(1)   Adjusted for NRG Energy, Inc. 2 for 1 stock split 6/1/07

                                                    Number of        Premiums
Put Options                                         Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2006               1,391        $    57,032
Options written                                        4,153            228,660
Options closed                                          (286)           (57,771)
Options expired                                       (4,311)          (172,491)
Options exercised                                         --                 --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                947        $    55,430
-------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio
Options outstanding at December 31, 2006                  --        $        --
Options written                                          554            290,732
Options closed                                            --                 --
Options expired                                           --                 --
Options exercised                                       (554)          (290,732)
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                 --        $        --
-------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
-------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio
Options outstanding at December 31, 2006                  --        $        --
Options written                                           68             13,783
Options closed                                           (68)           (13,783)
Options expired                                           --                 --
Options exercised                                         --                 --
-------------------------------------------------------------------------------
Options outstanding at September 30, 2007                 --        $        --
-------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Portfolio may be party to an interfund lending agreement between the Portfolio and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the nine months ended September 30, 2007, there were no outstanding borrowing or lending arrangements for the Portfolios.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price. As of September 30, 2007, the Portfolios were not invested in when-issued securities.

Initial Public Offerings

The Portfolios, except Janus Aspen Money Market Portfolio may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Portfolios may invest in money market funds, including funds managed by Janus Capital. During the nine months ended September 30, 2007, the following Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                                               Purchases          Sales           Dividend           Value
                                                              Shares/Cost      Shares/Cost         Income          at 9/30/07
--------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional
Shares

Janus Aspen Balanced Portfolio                              $   91,500,629    $   53,485,822    $      244,893    $   38,014,807

Janus Aspen Flexible Bond Portfolio                             38,130,685        29,327,088            92,529         8,803,597

Janus Aspen Foreign Stock Portfolio                              2,039,273           531,842            17,054         1,507,431

Janus Aspen Forty Portfolio                                    135,356,079        41,754,286         1,172,433        93,601,794

Janus Aspen Fundamental Equity Portfolio                         1,096,692           631,330             2,901           465,362
Janus Aspen Global Life Sciences
Portfolio                                                        1,426,943         1,249,943             2,310           177,000

Janus Aspen Global Technology Portfolio                          7,975,371         4,658,371            26,939         3,317,000

Janus Aspen Growth and Income Portfolio                          5,867,217         3,862,896            15,982         2,004,321
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                          963,020           796,234             1,749           166,786
Janus Aspen INTECH Risk-Managed Growth
Portfolio                                                          162,268            97,707             1,325            64,561
Janus Aspen International Growth
Portfolio                                                      129,486,664       104,844,080           450,184        24,642,584

Janus Aspen Large Cap Growth Portfolio                         186,027,158        44,626,156         1,441,863       141,401,002

Janus Aspen Mid Cap Growth Portfolio                            26,449,429        22,227,625           132,386         4,221,804

Janus Aspen Mid Cap Value Portfolio                              3,499,191         1,576,191            20,968         1,923,000

Janus Aspen Small Company Value Portfolio                        5,970,376         5,133,376            14,469           837,000

Janus Aspen Worldwide Growth Portfolio                          26,802,516        23,039,985           116,212         3,762,531
--------------------------------------------------------------------------------------------------------------------------------
                                                            $  662,753,511    $  337,842,932    $    3,756,197    $  324,910,580
--------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Cash Reserves Fund

Janus Aspen Balanced Portfolio                              $   14,329,197    $   16,240,697    $       27,042    $           --

Janus Aspen Flexible Bond Portfolio                              9,389,098        11,022,125            16,604                --

Janus Aspen Foreign Stock Portfolio                                 61,051           707,038             4,620                --

Janus Aspen Forty Portfolio                                     14,952,451        14,952,451            84,204                --

Janus Aspen Fundamental Equity Portfolio                           116,033           253,633               357                --
Janus Aspen Global Life Sciences
Portfolio                                                          567,081           592,540               414                --

Janus Aspen Global Technology Portfolio                          2,324,111         5,573,468            16,466                --

Janus Aspen Growth and Income Portfolio                            662,684           722,684             1,467                --
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                          160,600           160,600                93                --
Janus Aspen INTECH Risk-Managed Growth
Portfolio                                                           59,936            68,436               264                --
Janus Aspen International Growth
Portfolio                                                        9,051,852        11,124,852            10,877                --

Janus Aspen Large Cap Growth Portfolio                           1,322,400         1,322,400               191                --

Janus Aspen Mid Cap Growth Portfolio                             2,928,174         6,126,003             9,926                --

Janus Aspen Mid Cap Value Portfolio                                653,863         1,182,463             2,991                --

Janus Aspen Small Company Value Portfolio                          245,997           317,471             1,892                --

Janus Aspen Worldwide Growth Portfolio                           6,285,126        16,169,020            81,029                --
--------------------------------------------------------------------------------------------------------------------------------
                                                            $   63,109,654    $   86,535,881    $      258,437    $           --
--------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund - Institutional
Shares

Janus Aspen Balanced Portfolio                              $  216,724,259    $  212,667,759    $      218,210    $    4,056,500

Janus Aspen Flexible Bond Portfolio                            123,859,956       123,371,956           138,125           488,000

Janus Aspen Foreign Stock Portfolio                              4,433,656         2,737,158            46,082         1,696,498

Janus Aspen Forty Portfolio                                     88,314,347        88,314,347           304,247                --

Janus Aspen Fundamental Equity Portfolio                         3,543,763         3,340,513             5,740           203,250
Janus Aspen Global Life Sciences
Portfolio                                                        4,024,885         3,766,885             2,452           258,000

Janus Aspen Global Technology Portfolio                         29,882,809        26,806,482            68,016         3,076,327

Janus Aspen Growth and Income Portfolio                         19,379,239        18,204,892            21,220         1,174,347
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                       16,143,044        15,916,044            12,985           227,000
Janus Aspen INTECH Risk-Managed Growth
Portfolio                                                          508,037           351,037               811           157,000
Janus Aspen International Growth
Portfolio                                                      263,570,005       252,909,005           238,744        10,661,000

Janus Aspen Large Cap Growth Portfolio                         679,795,699       664,296,649           777,518        15,499,050

Janus Aspen Mid Cap Growth Portfolio                            87,699,247        87,699,247           129,811                --

Janus Aspen Mid Cap Value Portfolio                             24,847,123        23,908,172            71,446           938,951

Janus Aspen Small Company Value Portfolio                        3,601,850         3,601,850             4,921                --

Janus Aspen Worldwide Growth Portfolio                         160,836,059       148,295,698           760,171        12,540,361
--------------------------------------------------------------------------------------------------------------------------------
                                                            $1,727,163,978    $1,676,187,694    $    2,800,499    $   50,976,284
--------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional
Shares

Janus Aspen Balanced Portfolio                              $   49,845,605    $   57,407,105    $       74,660    $           --

Janus Aspen Flexible Bond Portfolio                             16,617,996        23,282,996            22,215                --

Janus Aspen Foreign Stock Portfolio                                 80,500            80,500               162                --

Janus Aspen Forty Portfolio                                     49,436,923        55,391,923           181,469                --

Janus Aspen Fundamental Equity Portfolio                           647,215           762,615               603                --
Janus Aspen Global Life Sciences
Portfolio                                                          748,000           748,000               268                --

Janus Aspen Global Technology Portfolio                          8,356,344        16,887,024            27,715                --

Janus Aspen Growth and Income Portfolio                          6,598,068         8,616,752            14,249                --
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                          503,400           503,400               464                --
Janus Aspen INTECH Risk-Managed Growth
Portfolio                                                           72,626           119,252               308                --
Janus Aspen International Growth
Portfolio                                                      112,507,260       121,396,260            88,300                --

Janus Aspen Large Cap Growth Portfolio                           5,420,633         6,860,633             3,903                --

Janus Aspen Mid Cap Growth Portfolio                            26,411,500        26,411,500            20,072                --

Janus Aspen Mid Cap Value Portfolio                              3,566,713         9,720,417            32,697                --

Janus Aspen Small Company Value Portfolio                          735,254           735,254               794                --

Janus Aspen Worldwide Growth Portfolio                          54,609,081        54,609,081            51,699                --
--------------------------------------------------------------------------------------------------------------------------------
                                                            $  336,157,118    $  383,532,712    $      519,578    $           --
--------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of September 30, 2007, the Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

                                                                                                                Net
                                                                        Unrealized        Unrealized       Appreciation/
              Portfolio                            Federal Tax Cost    Appreciation     (Depreciation)     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                      $1,999,056,863    $  355,912,212    $  (12,001,665)    $  343,910,547
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                    416,822,341         4,369,116        (2,000,642)         2,368,474
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Foreign Stock Portfolio                     16,720,216         9,514,930            (1,448)         9,513,482
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                            770,759,559       502,450,899       (12,868,291)       489,582,608
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                12,595,430         3,490,330          (462,128)         3,028,202
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio              23,972,318         7,968,699          (681,370)         7,287,329
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                128,363,904        51,133,120        (4,111,841)        47,021,279
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                 74,688,683        20,597,218        (2,645,937)        17,951,281
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio          29,341,283         3,115,462          (528,002)         2,587,460
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Growth Portfolio        10,105,293         1,569,557          (169,072)         1,400,485
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio           2,046,115,374     1,030,383,716       (66,923,192)       963,460,524
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio               1,592,252,024       317,495,353       (22,488,832)       295,006,521
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                   586,047,829       383,341,138       (16,771,844)       366,569,294
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                     71,304,323        12,212,961        (1,922,140)        10,290,821
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                      17,625,477                --                --                 --
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio               18,413,173         3,570,589          (750,766)         2,819,823
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio               1,196,943,319       413,242,950       (83,799,402)       329,443,548
-------------------------------------------------------------------------------------------------------------------------



Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: October 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: October 31, 2007

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: October 31, 2007